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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

COMMON STOCKS - 84.3%	Shares	Value
Consumer Discretionary - 13.2%
Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	16,000	$149,600
ArvinMeritor, Inc. (a)	15,400	149,226
Ballard Power Systems, Inc. (a)	60,945	136,517
China Automotive Systems, Inc. (a)	15,219	246,700
Cooper Tire & Rubber Company (b)	155,515	2,648,420
Dana Holding Corporation (a) (b)	392,695	4,048,685
Drew Industries, Inc. (a)	5,366	99,808
Exide Technologies (a)	32,400	250,452
Federal-Mogul Corporation (a) (b)	72,496	1,187,485
Gentex Corporation	23,100	442,827
Goodyear Tire & Rubber Company (The) (a) (b)	53,565	714,557
Modine Manufacturing Company (a) (b)	117,343	1,115,932
SORL Auto Parts, Inc. (a)	16,679	165,456
Spartan Motors, Inc.	108,424	650,544
Standard Motor Products, Inc. (a)	28,704	225,039
Stoneridge, Inc. (a)	4,800	33,504
Tenneco, Inc. (a) (b)	149,533	2,643,743
Tongxin International Ltd. (a)	5,476	37,839
WABCO Holdings, Inc. (b)	82,636	2,136,141
Westport Innovations, Inc. (a)	25,600	317,440
Wonder Auto Technology, Inc. (a) (b)	163,290	1,637,799
		19,037,714
Automobiles - 0.2%
Harley-Davidson, Inc.	42,500	966,450
Kandi Technologies Corporation (a)	8,906	35,357
Thor Industries, Inc. (b)	48,704	1,546,352
		2,548,159
Distributors - 0.0%
Core-Mark Holding Company, Inc. (a)	5,018	149,637

Diversified Consumer Services - 0.9%
Brink's Home Security Holdings, Inc. (a)	5,600	229,600
Career Education Corporation (a) (b)	69,500	1,511,625
China Education Alliance, Inc. (a)	22,500	137,025
ChinaCast Education Corporation (a)	21,151	140,443
Coinstar, Inc. (a)	48,755	1,259,342
Corinthian Colleges, Inc. (a)	120,500	1,687,000
CPI Corporation	2,300	30,958
Grand Canyon Education, Inc. (a)	4,700	93,859
Hillenbrand, Inc. (b)	73,893	1,355,936
Regis Corporation	2,300	36,639
Service Corporation International	78,900	605,163
Sotheby's	67,300	1,564,052
Steiner Leisure Ltd. (a)	1,200	47,808
Universal Technical Institute, Inc. (a)	19,000	349,030
		9,048,480

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	8,218	$67,388
Ambassadors Group, Inc.	4,222	47,835
Ameristar Casinos, Inc.	89,811	1,330,101
Bob Evans Farms, Inc.	6,700	186,997
Boyd Gaming Corporation (a)	198,649	1,549,462
Brinker International, Inc. (b)	109,826	1,792,360
Carrols Restaurant Group, Inc. (a)	23,088	145,685
CEC Entertainment, Inc. (a)	1,300	43,147
Cedar Fair, L.P.	30,600	376,380
Chipotle Mexican Grill, Inc. - Class A (a) (b)	10,562	1,018,811
CKE Restaurants, Inc.	142,072	1,187,722
Cracker Barrel Old Country Store, Inc.	4,800	177,408
Denny's Corporation (a) (b)	568,914	1,376,772
DineEquity, Inc. (a) (b)	48,553	1,104,095
Domino's Pizza, Inc. (a)	35,400	400,020
Einstein Noah Restaurant Group, Inc. (a)	12,953	152,457
Frisch's Restaurants, Inc.	3,490	83,585
International Speedway Corporation - Class A (b)	12,202	313,713
Interstate Hotels & Resorts, Inc. (a)	14,600	32,412
Interval Leisure Group, Inc. (a)	12,523	159,293
Isle of Capri Casinos, Inc. (a)	7,374	59,361
Jamba, Inc. (a)	3,400	5,474
Krispy Kreme Doughnuts, Inc. (a)	143,206	403,841
Marcus Corporation	7,843	87,685
Orient-Express Hotels Ltd. - Class A (a)	12,100	118,096
Panera Bread Company - Class A (a)	27,019	1,929,697
Papa John's International, Inc. (a) (b)	82,124	1,938,126
Pinnacle Entertainment, Inc. (a)	14,400	117,504
Red Lion Hotels Corporation (a)	3,600	21,348
Red Robin Gourmet Burgers, Inc. (a)	2,000	36,860
Rick's Cabaret International, Inc. (a)	6,358	70,828
Ruth's Hospitality Group, Inc. (a)	46,000	128,340
Shuffle Master, Inc. (a)	135,750	1,206,818
Sonic Corporation (a)	36,300	306,009
Speedway Motorsports, Inc.	1,325	22,022
Steak n Shake Company (The) (a)	1,167	374,887
Texas Roadhouse, Inc. (a)	7,600	88,388
Universal Travel Group (a)	14,110	127,272
Wendy's/Arby's Group, Inc. - Class A (b)	645,820	2,977,230
Youbet.com, Inc. (a)	23,532	65,419
		21,630,848
Household Durables - 1.0%
Blyth, Inc.	2,683	75,365
Deer Consumer Products, Inc. (a)	4,200	43,218
Furniture Brands International, Inc. (a)	106,483	549,452
Helen of Troy Ltd. (a) (b)	42,557	1,003,068
Hovnanian Enterprises, Inc. - Class A (a)	96,900	352,716
Jarden Corporation (b)	135,681	4,135,557
La-Z-Boy, Inc. (a)	107,976	1,095,956

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Household Durables - 1.0% (Continued)
M/I Homes, Inc. (a)	12,330	$127,246
Meritage Homes Corporation (a)	6,500	145,535
National Presto Industries, Inc.	1,613	184,721
NIVS IntelliMedia Technology Group, Inc. (a)	14,093	51,158
Sealy Corporation (a)	120,400	358,792
Standard Pacific Corporation (a) (b)	692,654	2,514,334
Universal Electronics, Inc. (a)	4,091	97,243
		10,734,361
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	1,800	3,726
drugstore.com, inc. (a)	68,041	193,236
Netflix, Inc. (a)	15,900	989,775
NutriSystem, Inc.	9,200	187,312
Orbitz Worldwide, Inc. (a)	19,912	122,260
Overstock.com, Inc. (a)	5,200	61,672
U.S. Auto Parts Network, Inc. (a)	3,000	17,700
Vitacost.com, Inc. (a)	14,600	144,540
		1,720,221
Leisure Equipment & Products - 0.4%
Eastman Kodak Company (a)	76,000	459,800
JAKKS Pacific, Inc. (a)	55,898	614,878
LeapFrog Enterprises, Inc. (a)	25,619	84,799
Polaris Industries, Inc.	9,900	437,679
RC2 Corporation (a) (b)	75,654	1,087,148
Smith & Wesson Holding Corporation (a)	298,795	1,183,228
		3,867,532
Media - 2.0%
A.H. Belo Corporation - Class A	41,100	272,904
Alloy, Inc. (a)	1,400	10,808
Arbitron, Inc. (b)	52,605	1,331,433
Ascent Media Corporation - Class A (a)	2,100	54,117
Carmike Cinemas, Inc. (a)	400	2,892
Cinemark Holdings, Inc.	98,934	1,402,884
CKX, Inc. (a)	28,200	114,492
CTC Media, Inc. (a) (b)	182,081	2,458,093
DISH Network Corporation - Class A (a)	26,700	487,542
Dolan Media Company (a)	10,300	101,764
DreamWorks Animation SKG, Inc. - Class A (a) (b)	40,410	1,573,565
E.W. Scripps Company (The) - Class A (a)	26,800	182,240
Entercom Communications Corporation (a)	7,538	63,771
Entravision Communications Corporation - Class A (a)	26,101	77,520
Global Sources Ltd. (a)	2,700	16,902
Gray Television, Inc. (a)	12,000	23,760
Harte-Hanks, Inc.	2,300	24,288
IMAX Corporation (a)	49,500	633,600
Interactive Data Corporation (b)	74,612	2,136,142
InterCLICK, Inc. (a)	7,400	35,742
Journal Communications, Inc.	200	704
Knology, Inc. (a)	12,354	134,906

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Media - 2.0% (Continued)
Lee Enterprises, Inc. (a)	71,834	$304,576
Liberty Global, Inc. - Class A (a)	52,200	1,324,836
LIN TV Corporation - Class A (a)	12,700	60,579
Lions Gate Entertainment Corporation (a)	20,200	105,040
Live Nation, Inc. (a)	59,334	680,557
LodgeNet Interactive Corporation (a) (b)	58,943	322,418
Martha Stewart Living Omnimedia, Inc. - Class A (a)	8,400	37,212
McClatchy Company (The) - Class A	51,800	277,130
MDC Partners, Inc. (a)	1,700	14,093
Mediacom Communications Corporation (a)	37,700	156,832
National Cinemedia, Inc.	9,000	134,820
New York Times Company (The) - Class A (a)	35,427	457,717
Playboy Enterprises, Inc. (a)	15,500	50,530
Radio One, Inc. (a)	5,200	16,692
RCN Corporation (a)	14,302	140,303
Scholastic Corporation	38,917	1,163,618
SearchMedia Holdings Ltd. (a)	16,500	99,990
Sinclair Broadcast Group, Inc. - Class A (a)	17,100	86,355
SIRIUS XM Radio, Inc. (a)	4,081,181	3,435,130
Valassis Communications, Inc. (a)	2,800	58,604
Value Line, Inc.	900	22,833
Warner Music Group Corporation (a)	35,438	171,166
		20,261,100
Multi-Line Retail - 0.5%
99¢ Only Stores (a)	2,400	31,296
Dillard's, Inc. (b)	216,113	3,578,831
Retail Ventures, Inc. (a)	147,487	1,221,192
Tuesday Morning Corporation (a)	70,970	310,139
		5,141,458
Specialty Retail - 2.1%
America's Car-Mart, Inc. (a)	900	21,177
Asbury Automotive Group, Inc. (a)	15,600	172,692
AutoChina International Ltd. (a)	1,050	33,065
AutoNation, Inc. (a)	43,800	788,400
Barnes & Noble, Inc.	64,400	1,125,712
bebe stores, inc.	37,300	230,514
Best Buy Company, Inc.	25,089	919,512
Big 5 Sporting Goods Corporation	9,300	135,873
Books-A-Million, Inc.	200	1,274
Borders Group, Inc. (a)	1,950	1,677
Brown Shoe Company, Inc.	20,741	254,077
Cache, Inc. (a)	249	1,046
Casual Male Retail Group, Inc. (a)	13,102	36,686
Cato Corporation (The) - Class A	6,407	131,023
Charming Shoppes, Inc. (a)	75,849	440,683
Chico's FAS, Inc. (a)	55,800	712,566
Children's Place Retail Stores, Inc. (The) (a)	100	3,180
China Auto Logistics, Inc. (a)	4,707	19,722
Christopher & Banks Corporation	12,100	80,465

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Specialty Retail - 2.1% (Continued)
Citi Trends, Inc. (a)	5,500	$171,215
Coldwater Creek, Inc. (a)	34,100	152,086
Collective Brands, Inc. (a)	22,824	449,176
Dick's Sporting Goods, Inc. (a)	21,500	480,955
Finish Line, Inc. (The) - Class A	18,400	204,056
Genesco, Inc. (a)	5,700	134,406
Hot Topic, Inc. (a)	52,900	304,175
Kirkland's, Inc. (a)	7,000	108,220
Lithia Motors, Inc. (a)	1,200	9,360
Lumber Liquidators Holdings, Inc. (a) (b)	37,262	882,364
MarineMax, Inc. (a)	69,550	628,037
Midas, Inc. (a)	1,598	13,184
Monro Muffler Brake, Inc.	1,400	47,908
New York & Company, Inc. (a)	20,613	74,207
OfficeMax, Inc. (a) (b)	243,764	3,161,619
Pacific Sunwear of California, Inc. (a)	11,100	39,072
PetSmart, Inc.	52,070	1,340,802
Pier 1 Imports, Inc. (a)	16,100	82,110
Rent-A-Center, Inc. (a)	18,700	374,000
rue21, inc. (a)	7,300	204,619
Select Comfort Corporation (a)	112,273	726,406
Shoe Carnival, Inc. (a)	17,156	313,440
Signet Jewelers Ltd. (a) (b)	77,344	2,116,132
Sonic Automotive, Inc. - Class A (a)	23,241	221,952
Stage Stores, Inc.	10,107	130,582
Stein Mart, Inc. (a)	112,166	886,111
Talbots, Inc. (The) (a)	44,505	501,126
TravelCenters of America, LLC (a)	9,508	43,927
Ulta Salon, Cosmetics & Fragrance, Inc. (a) (b)	110,684	2,147,270
Vitamin Shoppe, Inc. (a)	6,000	126,000
West Marine, Inc. (a)	17,383	145,843
Wet Seal, Inc. (The) - Class A (a)	21,700	72,695
		21,402,399
Textiles, Apparel & Luxury Goods - 2.0%
American Apparel, Inc. (a)	32,415	91,734
Carter's, Inc. (a) (b)	84,284	2,179,584
Columbia Sportswear Company	13,900	575,182
Crocs, Inc. (a)	18,000	132,300
Culp, Inc. (a)	4,606	59,924
FGX International Holdings Ltd. (a)	63,902	1,255,674
Fossil, Inc. (a) (b)	63,327	2,067,627
G-III Apparel Group Ltd. (a)	3,000	52,230
Iconix Brand Group, Inc. (a)	137,205	1,731,527
Joe's Jeans, Inc. (a)	28,198	45,117
Jones Apparel Group, Inc. (b)	254,583	3,676,179
Kenneth Cole Productions, Inc. (a)	3,700	37,888
LJ International, Inc. (a)	700	1,568
Maidenform Brands, Inc. (a)	57,814	864,319
Oxford Industries, Inc.	5,294	94,445

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Textiles, Apparel & Luxury Goods - 2.0% (Continued)
Perry Ellis International, Inc. (a)	4,500	$72,135
Phillips-Van Heusen Corporation (b)	33,921	1,332,756
Quiksilver, Inc. (a) (b)	954,486	1,928,062
Skechers U.S.A., Inc. - Class A (a)	400	11,224
Steven Madden Ltd. (a)	5,419	217,519
Unifi, Inc. (a)	8,000	26,720
UniFirst Corporation (b)	39,192	1,969,006
Warnaco Group, Inc. (The) (a) (b)	23,900	925,408
Wolverine World Wide, Inc. (b)	71,322	1,886,467
		21,234,595
Consumer Staples - 2.3%
Beverages - 0.0%
Boston Beer Company, Inc. (The) - Class A (a)	2,002	91,791
Coca-Cola Bottling Company Consolidated	2,019	101,899
Cott Corporation (a)	7,900	63,832
MGP Ingredients, Inc. (a)	700	4,599
National Beverage Corporation (a)	12,541	144,598
		406,719
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	2,400	64,752
BJ's Wholesale Club, Inc. (a) (b)	51,084	1,726,128
Ingles Markets, Inc. - Class A	3,170	44,887
Pantry, Inc. (a)	6,000	80,820
PriceSmart, Inc.	7,939	158,859
Rite Aid Corporation (a)	345,100	469,336
SUPERVALU, Inc.	13,900	204,469
Susser Holdings Corporation (a)	14,481	127,723
Winn-Dixie Stores, Inc. (a)	6,300	63,819
		2,940,793
Food Products - 1.3%
AgFeed Industries, Inc. (a)	85,105	382,121
Alico, Inc.	100	2,564
American Lorain Corporation (a)	13,549	45,931
B&G Foods, Inc. (b)	125,143	1,123,784
China Marine Food Group Ltd. (a)	22,845	139,354
Chiquita Brands International, Inc. (a)	15,779	231,478
Corn Products International, Inc. (b)	114,233	3,246,502
Cosan Ltd. - Class A (a)	22,166	172,895
Darling International, Inc. (a) (b)	113,272	882,389
Del Monte Foods Company (b)	228,921	2,605,121
Fresh Del Monte Produce, Inc. (a) (b)	88,428	1,797,741
Hormel Foods Corporation	16,000	619,200
HQ Sustainable Maritime Industries, Inc. (a)	9,513	66,972
Imperial Sugar Company	4,300	70,477
J & J Snack Foods Corporation	3,031	126,726
John B. Sanfilippo & Son, Inc. (a)	4,267	65,072
Origin Agritech Ltd. (a)	119,200	1,263,520
Pilgrim's Pride Corporation (a)	10,200	90,474
Reddy Ice Holdings, Inc. (a)	9,205	46,025

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Consumer Staples - 2.3% (Continued)
Food Products - 1.3% (Continued)
SkyPeople Fruit Juice, Inc. (a)	7,900	$42,502
SunOpta, Inc. (a)	30,900	89,919
Yuhe International, Inc. (a)	9,560	93,975
Zhongpin, Inc. (a)	7,000	85,400
		13,290,142
Household Products - 0.1%
Central Garden & Pet Company - Class A (a)	31,803	279,549
Oil-Dri Corporation of America (b)	1,000	15,880
Orchids Paper Products Company (a)	1,300	23,959
WD-40 Company	3,808	117,172
		436,560
Personal Products - 0.6%
China-Biotics, Inc. (a)	6,900	87,768
Elizabeth Arden, Inc. (a)	33,900	526,128
Inter Parfums, Inc.	19,439	258,733
NBTY, Inc. (a)	22,200	988,566
Nu Skin Enterprises, Inc. - Class A (b)	106,033	2,464,207
Prestige Brands Holdings, Inc. (a) (b)	227,499	1,767,667
Revlon, Inc. (a)	13,800	212,658
Schiff Nutrition International, Inc. (a)	10,638	85,104
Tiens Biotech Group USA, Inc. (a)	19,400	48,500
		6,439,331
Energy - 5.1%
Energy Equipment & Services - 1.4%
Basic Energy Services, Inc. (a)	500	4,695
Bristow Group, Inc. (a) (b)	24,891	888,609
Cal Dive International, Inc. (a) (b)	244,815	1,723,498
ENGlobal Corporation (a)	13,300	40,831
Exterran Holdings, Inc. (a)	54,645	1,108,201
Exterran Partners, L.P.	1,753	39,442
Geokinetics, Inc. (a)	21,574	211,425
Helix Energy Solutions Group, Inc. (a)	85,000	901,850
Hercules Offshore, Inc. (a)	142,900	557,310
ION Geophysical Corporation (a)	6,600	31,350
Lufkin Industries, Inc.	12,761	808,792
Matrix Service Company (a)	83,329	840,790
North American Energy Partners, Inc. (a)	5,800	37,758
Oceaneering International, Inc. (a) (b)	42,106	2,303,198
Patterson-UTI Energy, Inc.	50,700	778,752
Pioneer Drilling Company (a)	149,722	1,190,290
Precision Drilling Trust (a)	53,411	415,003
SEACOR Holdings, Inc. (a)	9,626	676,226
Superior Energy Services, Inc. (a)	30,305	696,106
T-3 Energy Services, Inc. (a)	10,681	240,857
Tesco Corporation (a)	7,100	92,797
Union Drilling, Inc. (a)	56,049	407,476
Vantage Drilling Company (a)	40,300	56,823
		14,052,079

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Oil, Gas & Consumable Fuels - 3.7%
Alon USA Energy, Inc.	70,523	$504,945
American Oil & Gas, Inc. (a)	144,507	585,253
Apco Oil and Gas International, Inc.	300	6,030
Approach Resources, Inc. (a) (b)	74,393	595,888
Atlas Pipeline Holdings, L.P.	17,419	111,133
Atlas Pipeline Partners, L.P.	18,757	205,389
BioFuel Energy Corporation (a)	6,708	20,661
BPZ Resources, Inc. (a)	80,900	480,546
Breitburn Energy Partners, L.P.	11,604	159,439
Brigham Exploration Company (a)	59,800	779,792
Buckeye GP Holdings, L.P.	3,601	104,285
Callon Petroleum Company (a)	33,300	76,257
Calumet Specialty Products Partners, L.P.	11,554	231,196
Capital Product Partners, L.P.	18,240	161,971
China Integrated Energy, Inc. (a)	15,779	127,494
China North East Petroleum Holdings Ltd. (a)	13,600	106,352
Clayton Williams Energy, Inc. (a)	903	29,636
Constellation Energy Partners, LLC	9,600	42,528
Contango Oil & Gas Company (a)	511	24,911
Cross Timbers Royalty Trust	400	13,020
Crosstex Energy, Inc.	20,100	155,775
Crosstex Energy, L.P.	26,386	249,348
CVR Energy, Inc. (a) (b)	220,343	1,767,151
DCP Midstream Partners, L.P.	500	15,300
Delek US Holdings, Inc.	71,432	498,595
Delta Petroleum Corporation (a)	344,200	437,134
Denbury Resources, Inc. (a)	14,600	197,830
DHT Maritime, Inc.	134,930	508,686
Dorchester Minerals, L.P.	4,111	91,429
Eagle Rock Energy Partners, L.P.	32,822	178,880
Enbridge Energy Management, LLC (a)	3,205	163,295
Encore Acquisition Company (a)	22,569	1,074,736
Encore Energy Partners, L.P.	7,128	144,128
Endeavour International Corporation (a)	400	368
Energy Partners Ltd. (a)	17,709	152,475
Enterra Energy Trust (a)	44,600	79,834
EV Energy Partners, L.P.	8,200	258,792
EXCO Resources, Inc.	16,300	285,902
Forest Oil Corporation (a)	19,100	460,692
Frontline Ltd.	6,600	198,396
FX Energy, Inc. (a)	1,400	4,144
Gastar Exploration Ltd. (a)	15,200	68,856
Genesis Energy, L.P.	7,870	154,803
GeoResources, Inc. (a)	28,495	364,166
Gran Tierra Energy, Inc. (a)	129,000	630,810
Green Plains Renewable Energy, Inc. (a)	900	11,754
Gulfport Energy Corporation (a)	142,329	1,471,682
Holly Energy Partners, L.P.	4,000	164,360
Houston American Energy Corporation	13,680	107,251

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Oil, Gas & Consumable Fuels - 3.7% (Continued)
Hugoton Royalty Trust	17,962	$298,528
International Coal Group, Inc. (a)	107,900	385,203
Ivanhoe Energy, Inc. (a)	61,500	179,580
Kodiak Oil & Gas Corporation (a)	6,500	15,340
K-Sea Transportation Partners, L.P.	9,600	88,320
Legacy Reserves, L.P.	10,900	206,010
Magnum Hunter Resources Corporation (a)	30,800	65,604
Mariner Energy, Inc. (a)	110,759	1,600,468
MarkWest Energy Partners, L.P.	4,533	131,321
Martin Midstream Partners, L.P.	3,100	103,261
McMoRan Exploration Company (a)	75,100	1,142,271
NuStar GP Holdings, LLC	2,000	55,300
Panhandle Oil & Gas, Inc.	14	324
Penn Virginia GP Holdings, L.P.	9,589	155,534
Permian Basin Royalty Trust	10,500	147,840
Petroleum Development Corporation (a) (b)	158,322	3,318,429
PetroQuest Energy, Inc. (a) (b)	169,574	922,483
Pioneer Southwest Energy Partners, L.P.	5,931	137,243
Provident Energy Trust	73,800	580,806
Quicksilver Gas Services, L.P.	7,700	155,617
Quicksilver Resources, Inc. (a)	20,100	267,129
RAM Energy Resources, Inc. (a)	5,182	8,498
Resolute Energy Corporation (a)	6,857	74,398
Rex Energy Corporation (a)	11,100	137,529
Rosetta Resources, Inc. (a)	5,030	103,417
Sabine Royalty Trust	100	4,215
San Juan Basin Royalty Trust	500	10,130
SandRidge Energy, Inc. (a)	443,918	3,755,546
Southern Union Company (b)	37,007	815,634
Stone Energy Corporation (a)	11,800	188,092
Sunoco, Inc.	13,900	348,751
Teekay Corporation	35,336	881,987
Teekay Offshore Partners, L.P.	12,418	237,929
Teekay Tankers Ltd. - Class A	7,400	63,714
Tesoro Corporation	171,600	2,145,000
Toreador Resources Corporation (a)	8,200	103,402
Transatlantic Petroleum Ltd. (a)	59,300	166,633
TransMontaigne Partners, L.P.	3,755	102,211
Tsakos Energy Navigation Ltd.	13,000	209,690
USEC, Inc. (a) (b)	879,143	3,516,572
VAALCO Energy, Inc. (a)	14,900	63,027
Vanguard Natural Resources, LLC	7,240	173,398
Warren Resources, Inc. (a)	102,212	236,110
Western Refining, Inc. (a)	257,100	1,174,947
Williams Pipeline Partners, L.P.	500	14,050
		38,754,789
Financials - 15.2%
Capital Markets - 2.0%
Allied Capital Corporation (a)	111,200	462,592

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Capital Markets - 2.0% (Continued)
American Capital Ltd. (a)	250,400	$923,976
Apollo Investment Corporation (b)	139,805	1,439,992
BGC Partners, Inc. - Class A	38,893	158,295
BlackRock Kelso Capital Corporation	134,970	1,213,380
Blackstone Group, L.P. (The)	167,800	2,035,414
Broadpoint Gleacher Securities Group, Inc. (a)	55,552	224,986
Calamos Asset Management, Inc. - Class A	33,353	431,921
Cowen Group, Inc. (a)	9,400	46,530
Diamond Hill Investment Group (a)	2,883	169,347
Duff & Phelps Corporation	60,591	983,998
E*TRADE Financial Corporation (a)	2,164,900	3,290,648
Epoch Holding Corporation	1,389	12,446
FBR Capital Markets Corporation (a) (b)	169,996	1,038,676
Fifth Street Finance Corporation	42,900	469,755
Fortress Investment Group, LLC (a)	124,693	568,600
GFI Group, Inc.	50,500	245,935
Gladstone Investment Corporation	800	3,816
Harris & Harris Group, Inc. (a)	14,700	59,388
Hercules Technology Growth Capital, Inc.	25,339	254,910
International Assets Holding Corporation (a)	2,107	31,373
Investment Technology Group, Inc. (a)	10,500	215,250
Kohlberg Capital Corporation	800	3,440
LaBranche & Company, Inc. (a)	18,800	83,472
Main Street Capital Corporation	6,757	95,003
MCG Capital Corporation (a) (b)	224,476	1,030,345
Morgan Stanley	29,200	781,976
Northern Trust Corporation	19,000	959,880
optionsXpress Holdings, Inc.	14,400	206,640
PennantPark Investment Corporation	101,401	917,679
Piper Jaffray Companies (a)	1,000	48,580
RiskMetrics Group, Inc. (a)	2,100	35,784
Rodman & Renshaw Capital Group, Inc. (a)	101,738	429,334
Safeguard Scientifics, Inc. (a)	6,904	74,770
SWS Group, Inc.	8,600	103,200
TICC Capital Corporation	13,115	76,985
TradeStation Group, Inc. (a)	18,300	129,381
Triangle Capital Corporation	1,600	19,376
U.S. Global Investors, Inc.	1,800	17,298
Waddell & Reed Financial, Inc. - Class A	44,451	1,392,650
Westwood Holdings Group, Inc.	100	3,615
		20,690,636
Commercial Banks - 4.8%
1st Source Corporation	1,231	18,773
American National Bankshares, Inc. (a)	332	6,272
Arrow Financial Corporation	100	2,598
Associated Banc-Corp	221,334	2,815,369
Athens Bancshares Corporation (a)	200	2,263
BancFirst Corporation	1,819	73,306

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Commercial Banks - 4.8% (Continued)
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	57,590	$815,474
Bank of Hawaii Corporation	21,900	996,012
Bar Harbor Bankshares	100	2,701
Camden National Corporation	2,468	71,621
CapitalSource, Inc. (b)	438,061	2,098,312
Capitol Bancorp Ltd.	2,409	5,541
Cardinal Financial Corporation	18,143	169,274
Cathay General Bancorp (b)	287,138	2,750,782
Center Financial Corporation (a)	4,941	23,519
CenterState Banks of Florida, Inc.	29,996	331,756
CoBiz, Inc.	900	4,806
Commerce Bancshares, Inc. (b)	109,346	4,327,915
Community Trust Bancorporation, Inc.	2,920	73,964
Cullen/Frost Bankers, Inc.	9,500	487,540
First Chester County Corporation	100	990
First Citizens BancShares, Inc. - Class A	500	83,855
First Commonwealth Financial Corporation	11,500	67,390
First Community Bancshares, Inc.	5,042	58,790
First Financial Bancorporation	11,800	193,520
First Financial Bankshares, Inc.	6,573	348,698
First Financial Corporation	1,000	27,600
First Merchants Corporation	5,584	37,748
First Midwest Bancorp, Inc.	24,200	318,714
Fulton Financial Corporation	185,532	1,714,316
Glacier Bancorp, Inc.	158,904	2,278,683
Harleysville National Corporation	47,278	302,106
Heritage Financial Corporation	200	2,812
Home BancShares, Inc.	8,695	213,723
Hudson Valley Holding Corporation	1,500	36,390
Huntington Bancshares, Inc.	334,889	1,604,118
IBERIABANK Corporation	18,024	963,203
Independent Bank Corporation	13,112	305,510
Investors Bancorp, Inc. (a)	31,300	370,279
KeyCorp	116,100	833,598
Lakeland Financial Corporation	5,797	107,534
Marshall & Ilsley Corporation (b)	753,262	5,205,040
MB Financial, Inc.	58,224	1,180,783
Metro Bancorporation, Inc. (a)	4,600	59,156
Nara Bancorp, Inc. (a)	15,900	145,326
National Penn Bancshares, Inc.	7,800	46,800
NBT Bancorp, Inc.	1,800	37,548
Old National Bancorp (b)	159,261	1,917,502
OmniAmerican Bancorp, Inc. (a)	7,400	84,064
Oriental Financial Group, Inc.	1,400	15,932
Pacific Continental Corporation	7,122	72,288
Pinnacle Financial Partners, Inc. (a) (b)	41,245	623,624
Popular, Inc. (b)	624,200	1,342,030
PrivateBancorp, Inc.	24,700	335,920

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Commercial Banks - 4.8% (Continued)
Renasant Corporation	12,972	$186,148
Republic Bancorp, Inc. - Class A	2,395	39,781
Santander BanCorp (a)	61,084	748,279
SCBT Financial Corporation	2,740	82,200
Seacoast Banking Corporation of Florida	7,700	11,858
Simmons First National Corporation - Class A	2,506	67,261
Southside Bancshares, Inc.	2,126	42,307
Southwest Bancorp, Inc.	100	749
Sterling Bancorp	17,042	126,963
Sterling Bancshares, Inc.	178,159	910,393
Synovus Financial Corporation	1,063,300	2,934,708
Taylor Capital Group, Inc. (a)	200	1,822
Umpqua Holdings Corporation (b)	107,455	1,328,144
Union First Market Bankshares Corporation	3,100	39,835
United Community Banks, Inc. (a) (b)	185,639	833,519
Univest Corporation of Pennsylvania	1,600	28,128
Valley National Bancorp	41,100	565,125
Washington Banking Company	100	1,180
Washington Trust Bancorp, Inc.	1,800	30,762
Webster Financial Corporation	108,675	1,681,202
WesBanco, Inc.	6,698	97,188
Westamerica Bancorporation (b)	29,085	1,616,544
Western Alliance Bancorp (a)	18,272	93,735
Whitney Holding Corporation	4,200	52,164
Wilmington Trust Corporation	141,125	1,851,560
		49,384,943
Consumer Finance - 0.7%
Advance America, Cash Advance Centers, Inc.	67,945	328,174
American Express Company	25,800	971,628
Cardtronics, Inc. (a)	77,479	843,746
Cash America International, Inc.	4,700	176,673
EZCORP, Inc. - Class A (a)	14,500	263,320
First Cash Financial Services, Inc. (a)	7,400	168,942
Nelnet, Inc. - Class A (b)	129,813	2,166,579
World Acceptance Corporation (a) (b)	53,053	2,142,811
		7,061,873
Diversified Financial Services - 0.6%
Atlas Acquisition Holdings Corporation (a)	1,000	9,800
Bank of America Corporation	53,400	810,612
BPW Acquisition Corporation (a)	21,100	217,963
Compass Diversified Holdings, Inc. (b)	187,615	2,198,848
DJSP Enterprises, Inc. (a)	300	2,493
Encore Capital Group, Inc. (a)	44,670	704,446
Financial Federal Corporation	50,293	1,370,987
Interactive Brokers Group, Inc. - Class A (a)	3,200	50,880
KKR Financial Holdings, LLC	3,900	23,517
MarketAxess Holdings, Inc.	19,849	270,542
Nasdaq OMX Group, Inc. (The) (a)	27,200	489,328
Navios Maritime Acquisition Corporation (a)	1,000	9,770

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Diversified Financial Services - 0.6% (Continued)
NewStar Financial, Inc. (a)	11,506	$50,051
PICO Holdings, Inc. (a)	2,700	84,753
Sports Properties Acquisition Corporation (a)	200	1,990
		6,295,980
Insurance - 4.0%
Allied World Assurance Company Holdings Ltd. (b)	50,151	2,244,759
Ambac Financial Group, Inc. (a)	962,991	664,464
American Equity Investment Life Holding Company	64,570	473,944
American Financial Group, Inc. (b)	107,795	2,674,394
American Physicians Capital, Inc.	3,925	108,958
American Safety Insurance Holdings Ltd. (a)	6,770	93,088
AMERISAFE, Inc. (a)	6,957	120,356
AmTrust Financial Services, Inc.	3,100	37,107
Argo Group International Holdings Ltd. (a) (b)	70,077	1,873,859
Arthur J. Gallagher & Company	24,870	560,819
Aspen Insurance Holdings Ltd. (b)	59,496	1,584,378
CNA Surety Corporation (a) (b)	83,165	1,164,310
Conseco, Inc. (a)	501,841	2,388,763
Delphi Financial Group, Inc. - Class A (b)	90,788	1,838,457
eHealth, Inc. (a)	7,816	142,251
Employers Holdings, Inc.	10,500	138,915
Endurance Specialty Holdings Ltd.	5,800	208,916
Enstar Group Ltd. (a)	3,256	211,282
Erie Indemnity Company - Class A (b)	47,185	1,840,215
FBL Financial Group, Inc. - Class A (b)	86,259	1,547,486
Flagstone Reinsurance Holdings Ltd. (b)	122,640	1,284,041
Greenlight Capital Re Ltd. (a)	5,300	127,995
Hallmark Financial Services, Inc. (a)	49,892	391,652
Hanover Insurance Group, Inc. (The)	15,270	647,753
Harleysville Group, Inc.	2,100	67,830
Hilltop Holdings, Inc. - Series A (a)	4,300	48,676
Horace Mann Educators Corporation (b)	140,629	1,686,142
Infinity Property & Casualty Corporation	2,300	91,218
Kansas City Life Insurance Company (b)	18,881	509,787
Maiden Holdings Ltd.	11,200	76,048
Max Capital Group Ltd. (b)	91,166	2,053,058
MBIA, Inc. (a)	468,841	2,311,386
Meadowbrook Insurance Group, Inc. (b)	215,675	1,455,806
National Financial Partners Corporation (a)	5,732	48,435
National Interstate Corporation	3,400	61,200
National Western Life Insurance Company	175	28,438
Navigators Group, Inc. (The) (a)	5,102	217,702
NYMAGIC, Inc.	700	10,990
OneBeacon Insurance Group Ltd.	5,302	68,820
Phoenix Companies, Inc. (The) (a)	16,800	39,480
Platinum Underwriters Holdings Ltd. (b)	45,420	1,646,929
PMA Capital Corporation (a)	67,125	404,093
Presidential Life Corporation	6,411	57,891
Protective Life Corporation	10,748	181,104

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Insurance - 4.0% (Continued)
Reinsurance Group of America, Inc. (b)	50,715	$2,470,835
Safety Insurance Group, Inc.	2,716	95,060
SeaBright Insurance Holdings Ltd. (a) (b)	127,737	1,300,363
Selective Insurance Group, Inc.	46,821	724,321
State Auto Financial Corporation	4,400	69,124
Symetra Financial Corporation (a)	47,176	606,212
Tower Group, Inc.	9,861	217,928
United America Indemnity Ltd. - Class A (a)	8,600	60,974
United Fire & Casualty Company	7,861	132,222
Unitrin, Inc. (b)	119,506	2,593,280
Universal Insurance Holdings, Inc.	24,980	147,632
		41,851,146
Real Estate Investment Trusts - 2.0%
Acadia Realty Trust	7,600	121,068
Agree Realty Corporation	1,200	23,508
American Capital Agency Corporation	59,701	1,593,420
Anworth Mortgage Asset Corporation (b)	316,156	2,181,476
Apollo Commercial Real Estate Finance, Inc. (a)	6,900	121,923
Associated Estates Realty Corporation	13,200	155,892
Capstead Mortgage Corporation (b)	144,500	1,918,960
Care Investment Trust, Inc.	10,934	89,659
Cedar Shopping Centers, Inc.	7,026	49,041
Chimera Investment Corporation (b)	409,100	1,603,672
Cogdell Spencer, Inc.	54,935	354,880
Colonial Properties Trust	8,500	93,585
Colony Financial, Inc.	2,400	47,760
Cousins Properties, Inc.	9,700	74,302
CreXus Investment Corporation (a)	3,800	52,326
Cypress Sharpridge Investments, Inc.	5,435	73,264
Duke Realty Corporation	38,500	435,820
DuPont Fabros Technology, Inc.	2,800	46,536
Dynex Capital, Inc.	6,373	57,676
Education Realty Trust, Inc. (b)	145,798	769,813
FelCor Lodging Trust, Inc. (a)	37,900	143,262
First Industrial Realty Trust, Inc. (a)	13,900	71,168
First Potomac Realty Trust	9,500	129,200
Getty Realty Corporation	7,279	157,008
Glimcher Realty Trust	51,900	167,118
Government Properties Income Trust	8,800	204,248
Gramercy Capital Corporation (a)	34,309	111,847
Hersha Hospitality Trust	143,267	521,492
Inland Real Estate Corporation	22,200	187,368
Invesco Mortgage Capital, Inc.	6,300	141,120
Investors Real Estate Trust	103,356	902,298
Kite Realty Group Trust	23,221	88,008
Lexington Realty Trust	37,700	224,315
LTC Properties, Inc.	47,676	1,210,017
Maguire Properties, Inc. (a)	92,900	152,356
Medical Properties Trust, Inc.	16,700	167,167

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Real Estate Investment Trusts - 2.0% (Continued)
National Health Investors, Inc.	39,838	$1,355,289
New York Mortgage Trust, Inc.	200	1,330
Newcastle Investment Corporation (a)	30,998	58,586
Northstar Realty Finance Corporation	19,800	89,892
RAIT Financial Trust (a)	32,900	41,454
Redwood Trust, Inc.	26,939	385,228
Resource Capital Corporation	117,204	618,837
Retail Opportunity Investments Corporation (a)	10,758	110,700
Saul Centers, Inc. (b)	23,564	839,821
Senior Housing Properties Trust	52,538	1,095,417
Sovran Self Storage, Inc.	4,500	152,550
Starwood Property Trust, Inc.	700	13,727
Strategic Hotels & Resorts, Inc. (a)	15,000	34,500
Universal Health Realty Income Trust	6,412	212,878
Urstadt Biddle Properties, Inc. - Class A	7,588	113,744
U-Store-It Trust	86,288	597,113
Winthrop Realty Trust	57,793	719,523
		20,883,162
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions, S.A. (a)	15,864	364,079
Avatar Holdings, Inc. (a)	3,915	66,320
Consolidated-Tomoka Land Company	100	3,308
Forestar Group, Inc. (a)	4,100	76,137
MI Developments, Inc.	2,270	27,126
Tejon Ranch Company (a)	100	3,061
		540,031
Thrifts & Mortgage Finance - 1.0%
Arlington Asset Investment Corporation (a)	498	7,520
Astoria Financial Corporation	112,932	1,490,702
Bank Mutual Corporation	13,500	90,180
Beneficial Mutual Bancorp, Inc. (a)	2,300	20,723
Berkshire Hills Bancorp, Inc.	2,056	34,027
Brookline Bancorp, Inc. (b)	51,849	519,008
Capitol Federal Financial	14,716	480,036
Dime Community Bancshares, Inc.	7,800	94,302
Doral Financial Corporation (a)	12,589	44,691
Federal Agricultural Mortgage Corporation	3,351	25,334
Federal National Mortgage Association (a)	1,162,896	1,116,380
First Financial Holdings, Inc.	2,500	29,475
First Niagara Financial Group, Inc.	69,500	954,235
Flushing Financial Corporation	8,697	106,538
Freddie Mac (a)	887,643	1,047,419
NASB Financial, Inc.	1,807	38,850
Northwest Bancshares, Inc.	64,500	755,295
OceanFirst Financial Corporation	9,400	97,384
Ocwen Financial Corporation (a) (b)	214,835	1,967,889
PMI Group, Inc. (The) (a)	243,291	523,076
TrustCo Bank Corporation	12,600	75,600
United Financial Bancorp, Inc.	2,971	39,039

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Thrifts & Mortgage Finance - 1.0% (Continued)
United Western Bancorp, Inc.	958	$3,190
Washington Federal, Inc.	33,775	629,904
Westfield Financial, Inc.	300	2,448
WSFS Financial Corporation	1,350	36,450
		10,229,695
Health Care - 11.6%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	20,900	49,324
Acorda Therapeutics, Inc. (a)	58,234	1,629,387
Affymax, Inc. (a)	15,241	320,061
Alkermes, Inc. (a)	300	3,282
Allos Therapeutics, Inc. (a)	211,873	1,538,198
Anadys Pharmaceuticals, Inc. (a)	34,744	70,183
Arena Pharmaceuticals, Inc. (a)	356,774	1,113,135
Ariad Pharmaceuticals, Inc. (a)	135,395	299,223
ArQule, Inc. (a)	16,291	52,620
Array BioPharma, Inc. (a)	40,800	97,512
AVI BioPharma, Inc. (a)	17,100	24,966
BioCryst Pharmaceuticals, Inc. (a)	342,129	2,340,162
BioTime, Inc. (a)	50	256
Celera Corporation (a)	14,600	98,258
Celldex Therapeutics, Inc. (a)	3,800	16,948
Cepheid (a)	13,600	199,784
Chelsea Therapeutics International, Inc. (a)	24,500	63,210
China Biologic Products, Inc. (a)	10,024	99,338
Cubist Pharmaceuticals, Inc. (a)	11,400	233,586
Curis, Inc. (a)	23,100	47,586
Cytokinetics, Inc. (a)	33,700	101,774
CytRx Corporation (a)	105,300	124,254
Dynavax Technologies Corporation (a)	8,189	11,956
Emergent BioSolutions, Inc. (a) (b)	124,899	1,788,554
Enzon Pharmaceuticals, Inc. (a)	42,800	426,716
Exact Sciences Corporation (a)	9,583	33,828
Exelixis, Inc. (a) (b)	283,032	1,876,502
Facet Biotech Corporation (a)	3,100	48,825
Genomic Health, Inc. (a)	11,285	186,541
Geron Corporation (a)	308,579	1,669,412
GTx, Inc. (a)	18,000	73,620
Halozyme Therapeutics, Inc. (a)	6,300	34,146
Immunogen, Inc. (a)	300	2,097
Immunomedics, Inc. (a)	118,500	396,975
Incyte Corporation (a)	227,222	2,426,731
InterMune, Inc. (a)	25,400	396,494
Isis Pharmaceuticals, Inc. (a)	19,200	214,272
Keryx Biopharmaceuticals, Inc. (a)	8,500	22,185
Lexicon Pharmaceuticals, Inc. (a)	77,800	138,484
Ligand Pharmaceuticals, Inc. (a)	39,800	70,446
MannKind Corporation (a)	36,200	366,344
Maxygen, Inc. (a)	19,400	108,446

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Biotechnology - 2.5% (Continued)
Myriad Genetics, Inc. (a)	64,800	$1,522,800
Neuralstem, Inc. (a)	2,300	4,301
Neurocrine Biosciences, Inc. (a)	1,200	2,820
NeurogesX, Inc. (a)	14,975	105,724
Novavax, Inc. (a)	35,800	77,686
NPS Pharmaceuticals, Inc. (a)	600	2,052
Opko Health, Inc. (a)	7,600	12,920
Orexigen Therapeutics, Inc. (a)	5,600	35,616
OSI Pharmaceuticals, Inc. (a)	14,715	503,547
Peregrine Pharmaceuticals, Inc. (a)	25,900	78,995
Pharmacyclics, Inc. (a)	33,000	132,990
PharmAthene, Inc. (a)	29,500	58,705
QLT, Inc. (a)	23,200	105,792
Regeneron Pharmaceuticals, Inc. (a)	7,096	189,179
RXI Pharmaceuticals Corporation (a)	13,074	69,554
Savient Pharmaceuticals, Inc. (a)	15,300	196,299
SciClone Pharmaceuticals, Inc. (a)	17,000	44,880
SIGA Technologies, Inc. (a)	159,791	997,096
Sinovac Biotech Ltd. (a)	15,800	94,800
Spectrum Pharmaceuticals, Inc. (a)	11,100	48,840
Synta Pharmaceuticals Corporation (a)	64,343	268,954
Targacept, Inc. (a) (b)	80,412	1,684,631
Transition Therapeutics, Inc. (a)	500	1,375
Trimeris, Inc. (a)	4,000	9,200
Vanda Pharmaceuticals, Inc. (a)	56,418	564,744
Vical, Inc. (a)	53,400	150,588
ZymoGenetics, Inc. (a)	30,600	173,502
		25,953,211
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (a)	191	1,513
Alphatec Holdings, Inc. (a)	32,408	143,243
Analogic Corporation	500	20,000
AngioDynamics, Inc. (a)	9,186	147,435
Anika Therapeutics, Inc. (a)	100	627
Antares Pharma, Inc. (a)	4,900	5,635
Atrion Corporation	300	42,351
ATS Medical, Inc. (a)	33,000	86,130
Cantel Medical Corporation	46,926	904,733
Conceptus, Inc. (a)	61,167	1,187,252
CONMED Corporation (a)	2,401	51,646
Cooper Companies, Inc. (The)	30,663	1,083,017
CryoLife, Inc. (a) (b)	154,568	972,233
Cyberonics, Inc. (a)	8,100	151,794
DexCom, Inc. (a)	1,900	17,214
Electro-Optical Sciences, Inc. (a)	20,100	183,312
Endologix, Inc. (a)	51,504	235,888
Exactech, Inc. (a)	4,234	68,379
Given Imaging Ltd. (a)	12,088	176,606
Heartware International, Inc. (a)	1,839	71,077

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Health Care Equipment & Supplies - 1.6% (Continued)
Integra LifeSciences Holdings Corporation (a)	800	$30,720
Invacare Corporation (b)	67,573	1,692,028
Inverness Medical Innovations, Inc. (a) (b)	37,813	1,526,511
IRIS International, Inc. (a)	6,400	66,240
Medical Action Industries, Inc. (a)	14,320	194,322
Merit Medical Systems, Inc. (a)	8,115	144,690
Micrus Endovascular Corporation (a)	17,856	299,624
Natus Medical, Inc. (a)	29,506	400,396
Neogen Corporation (a)	12,900	274,125
NuVasive, Inc. (a) (b)	30,428	839,813
NxStage Medical, Inc. (a)	6,300	51,093
OraSure Technologies, Inc. (a)	39,689	203,208
Orthofix International N.V. (a)	1,700	51,221
Orthovita, Inc. (a)	10,900	39,676
Palomar Medical Technologies, Inc. (a)	5,700	52,440
Quidel Corporation (a) (b)	10,183	135,230
RTI Biologics, Inc. (a)	22,800	72,048
SenoRx, Inc. (a)	566	4,217
Sirona Dental Systems, Inc. (a)	22,607	727,267
SonoSite, Inc. (a)	900	24,507
Spectranetics Corporation (a)	13,059	89,977
STERIS Corporation (b)	82,080	2,140,646
Symmetry Medical, Inc. (a)	85,194	759,931
Syneron Medical Ltd. (a)	8,200	81,344
Synovis Life Technologies, Inc. (a)	4,700	59,831
Teleflex, Inc.	11,620	664,199
TomoTherapy, Inc. (a)	79,574	322,275
Wright Medical Group, Inc. (a)	2,000	35,760
Zoll Medical Corporation (a)	2,200	61,248
		16,594,672
Health Care Providers & Services - 4.1%
Air Methods Corporation (a)	6,100	186,477
Alliance HealthCare Services, Inc. (a) (b)	335,955	1,689,854
Almost Family, Inc. (a)	100	3,636
Amedysis, Inc. (a)	200	10,990
America Service Group, Inc.	2,652	40,788
American Dental Partners, Inc. (a)	1,469	18,583
AMERIGROUP Corporation (a) (b)	109,452	2,785,553
AMN Healthcare Services, Inc. (a) (b)	146,582	1,275,263
AmSurg Corporation (a)	10,479	221,212
Bio-Reference Labs, Inc. (a)	5,438	205,556
Centene Corporation (a) (b)	111,690	2,150,033
Chindex International, Inc. (a)	32,770	406,020
Community Health Systems, Inc. (a) (b)	69,410	2,264,154
Continucare Corporation (a)	184,647	893,692
Corvel Corporation (a)	11,142	336,043
Coventry Health Care, Inc. (a)	2,200	50,336
Cross Country Healthcare, Inc. (a)	73,731	668,003
Ensign Group, Inc. (The)	5,687	97,191

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Health Care Providers & Services - 4.1% (Continued)
Gentiva Health Services, Inc. (a)	5,200	$132,808
Hanger Orthopedic Group, Inc. (a) (b)	79,361	1,290,410
Health Fitness Corporation (a)	11,600	101,616
Health Management Associates, Inc. - Class A (a) (b)	248,700	1,651,368
Health Net, Inc. (a)	106,417	2,581,676
HealthSouth Corporation (a) (b)	39,194	705,884
HealthSpring, Inc. (a) (b)	75,782	1,317,849
Healthways, Inc. (a)	700	11,942
inVentiv Health, Inc. (a)	58,086	892,782
IPC The Hospitalist Company, Inc. (a)	3,207	109,006
Kindred Healthcare, Inc. (a)	73,109	1,236,273
Landauer, Inc.	1,687	99,769
LCA-Vision, Inc. (a)	13,000	75,660
MedCath Corporation (a)	18,810	127,720
MEDNAX, Inc. (a) (b)	57,974	3,296,402
Molina Healthcare, Inc. (a) (b)	28,097	625,158
National Healthcare Corporation	100	3,672
NightHawk Radiology Holdings, Inc. (a)	46,582	184,931
Odyssey Healthcare, Inc. (a) (b)	67,208	986,613
Omnicare, Inc.	3,300	82,500
Provident Service Corporation (a)	67,420	865,673
RehabCare Group, Inc. (a) (b)	73,331	2,130,999
Res-Care, Inc. (a)	69,997	630,673
Rural/Metro Corporation (a)	64,639	356,807
Sun Healthcare Group, Inc. (a) (b)	218,630	1,910,826
Sunrise Senior Living, Inc. (a)	412,358	1,224,703
Team Health Holdings, Inc. (a)	2,475	36,506
Tenet Healthcare Corporation (a)	760,700	4,214,278
U.S. Physical Therapy, Inc. (a)	19,176	300,296
Universal Health Services, Inc. - Class B	80,177	2,337,961
		42,826,145
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	120,005	1,975,282
AMICAS, Inc. (a)	60,462	324,681
athenahealth, Inc. (a) (b)	41,751	1,642,484
IMS Health, Inc.	13,800	298,632
Medidata Solutions, Inc. (a)	13,950	232,686
Merge Healthcare, Inc. (a)	16,700	43,420
Omnicell, Inc. (a)	64,712	775,250
Phase Forward, Inc. (a)	6,300	92,106
STARLIMS Technologies Ltd.	2,265	31,597
Vital Images, Inc. (a)	5,243	74,556
		5,490,694
Life Sciences Tools & Services - 1.6%
Accelrys, Inc. (a)	500	2,845
Affymetrix, Inc. (a)	14,900	78,672
Bio-Rad Laboratories, Inc. - Class A (a) (b)	28,767	2,680,509
Bruker Corporation (a) (b)	298,028	3,656,804
Cambrex Corporation (a)	100	538

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Life Sciences Tools & Services - 1.6% (Continued)
Charles River Laboratories International, Inc. (a)	7,975	$289,811
Compugen Ltd. (a)	14,300	56,056
Covance, Inc. (a)	1,792	104,133
Dionex Corporation (a)	5,226	365,036
Enzo Biochem, Inc. (a)	1,300	6,162
eResearchTechnology, Inc. (a)	17,800	109,470
Helicos BioSciences Corporation (a)	62,800	62,800
Kendle International, Inc. (a)	5,508	111,482
MDS, Inc. (a)	9,700	71,877
Parexel International Corporation (a)	800	15,472
PerkinElmer, Inc. (b)	79,800	1,607,172
Pharmaceutical Product Development, Inc.	76,500	1,787,040
pSivida Corporation (a)	900	3,168
Sequenom, Inc. (a)	1,138,067	4,563,649
Techne Corporation	6,067	398,116
		15,970,812
Pharmaceuticals - 1.3%
Adolor Corporation (a)	200	314
Biodel, Inc. (a)	15,563	62,407
BioForm Medical, Inc. (a)	45,300	247,338
Caraco Pharmaceutical Laboratories Ltd. (a)	48,440	248,013
Cardiome Pharma Corporation (a)	24,400	124,684
China Pharma Holdings, Inc. (a)	14,175	49,329
DepoMed, Inc. (a)	2,300	6,555
Endo Pharmaceuticals Holdings, Inc. (a)	24,200	486,662
Eurand N.V. (a)	3,552	39,249
Hi-Tech Pharmacal Company, Inc. (a) (b)	80,339	1,730,502
Impax Laboratories, Inc. (a)	16,300	216,790
Inspire Pharmaceuticals, Inc. (a)	31,973	176,171
Javelin Pharmaceuticals, Inc. (a)	42,100	50,520
Jazz Pharmaceuticals, Inc. (a)	11,800	110,920
King Pharmaceuticals, Inc. (a) (b)	180,975	2,173,510
Labopharm, Inc. (a)	78,800	206,456
MAP Pharmaceuticals, Inc. (a)	1,600	24,016
Medicines Company (The) (a)	19,400	160,826
Medicis Pharmaceutical Corporation	93,894	2,169,890
Pain Therapeutics, Inc. (a)	10,127	53,572
Par Pharmaceutical Companies, Inc. (a) (b)	106,021	2,790,473
POZEN, Inc. (a)	900	5,292
Questcor Pharmaceuticals, Inc. (a)	28,900	130,917
Santarus, Inc. (a)	70,864	335,187
Somaxon Pharmaceuticals, Inc. (a)	49,000	110,740
Tianyin Pharmaceutical Company, Inc.	6,500	23,270
ViroPharma, Inc. (a)	63,000	622,440
VIVUS, Inc. (a)	86,057	727,182
XenoPort, Inc. (a)	12,600	232,848
		13,316,073

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 13.4%
Aerospace & Defense - 1.4%
AeroVironment, Inc. (a)	2,700	$91,989
Alliant Techsystems, Inc. (a)	5,600	442,232
Allied Defense Group, Inc. (The) (a)	4,400	31,724
American Science & Engineering, Inc.	900	69,876
Applied Signal Technology, Inc.	4,400	78,276
Argon ST, Inc. (a) (b)	61,633	1,563,013
Ceradyne, Inc. (a)	7,500	146,550
Cubic Corporation (b)	71,390	2,787,780
Curtiss-Wright Corporation	10,105	308,809
Ducommun, Inc.	3,342	60,089
DynCorp International, Inc. - Class A (a) (b)	149,363	1,793,850
Esterline Technologies Corporation (a) (b)	48,803	1,842,801
GenCorp, Inc. (a)	2,000	11,200
GeoEye, Inc. (a)	45,666	1,172,246
Global Defense Technology & Systems, Inc. (a)	3,559	48,509
Herley Industries, Inc. (a)	3,400	41,616
Kratos Defense & Security Solutions, Inc. (a)	8,110	77,126
Ladish Company, Inc. (a)	5,048	77,992
LMI Aerospace, Inc. (a)	4,800	60,912
Orbital Sciences Corporation (a)	12,500	197,625
Precision Castparts Corporation	7,500	789,375
Sparton Corporation (a)	2,100	13,020
Stanley, Inc. (a)	12,806	335,261
Taser International, Inc. (a)	67,250	379,290
Teledyne Technologies, Inc. (a)	40,712	1,516,929
Triumph Group, Inc.	2,894	147,391
		14,085,481
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. (a)	2,169	5,010
Atlas Air Worldwide Holdings, Inc. (a)	12,000	440,040
		445,050
Airlines - 0.7%
Copa Holdings, S.A. - Class A (b)	50,417	2,620,676
ExpressJet Holdings, Inc. (a)	4,500	15,750
Hawaiian Holdings, Inc. (a)	19,000	112,860
JetBlue Airways Corporation (a) (b)	729,124	3,601,872
Pinnacle Airlines Corporation (a)	20,666	157,268
Republic Airways Holdings, Inc. (a)	6,200	30,318
SkyWest, Inc.	77,063	1,127,432
		7,666,176
Building Products - 0.3%
Ameron International Corporation	879	60,677
Gibraltar Industries, Inc. (a)	44,640	622,282
Griffon Corporation (a)	11,900	140,539
NCI Building Systems, Inc. (a)	97,400	191,878
Owens Corning, Inc. (a) (b)	59,366	1,527,487
Quanex Building Products Corporation	12,298	197,752
		2,740,615

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Commercial Services & Supplies - 1.5%
ACCO Brands Corporation (a)	16,757	$129,029
Alexco Resource Corporation (a)	21,500	64,070
American Ecology Corporation	1,200	19,020
American Reprographics Company (a) (b)	180,036	1,265,653
ATC Technology Corporation (a)	36,437	796,877
Bowne & Company, Inc.	17,200	113,004
Casella Waste Systems, Inc. (a)	5,988	26,048
Cenveo, Inc. (a)	17,400	125,628
Consolidated Graphics, Inc. (a) (b)	27,808	938,520
Cornell Companies, Inc. (a)	6,345	133,245
Deluxe Corporation	11,200	208,432
EnergySolutions, Inc.	41,617	347,502
Ennis, Inc.	18,028	270,420
Fuel Tech, Inc. (a)	3,500	25,655
G&K Services, Inc.	4,999	124,975
ICT Group, Inc. (a)	41,212	653,622
Interface, Inc. - Class A	88,745	719,722
Knoll, Inc.	5,600	63,056
M & F Worldwide Corporation (a) (b)	59,815	2,170,686
Metalico, Inc. (a)	22,800	112,404
PRGX Global, Inc. (a)	7,984	45,908
Schawk, Inc.	5,449	70,183
Standard Parking Corporation (a)	24,590	399,096
Standard Register Company (The)	400	2,128
Steelcase, Inc. - Class A	1,400	9,912
Team, Inc. (a)	8,048	143,576
Tetra Tech, Inc. (a) (b)	126,200	2,857,168
United Stationers, Inc. (a)	24,089	1,314,296
Waste Connections, Inc. (a) (b)	40,699	1,309,287
Waste Services, Inc. (a)	100,081	908,736
		15,367,858
Construction & Engineering - 1.5%
AECOM Technology Corporation (a) (b)	39,043	1,052,990
Dycom Industries, Inc. (a)	101,051	825,587
EMCOR Group, Inc. (a) (b)	124,765	3,001,846
Great Lakes Dredge & Dock Company (b)	177,688	1,050,136
Insituform Technologies, Inc. - Class A (a) (b)	29,023	594,391
KHD Humboldt Wedag International Ltd. (a)	21,380	276,443
Layne Christensen Company (a)	7,196	182,275
Michael Baker Corporation (a) (b)	54,388	2,121,676
MYR Group, Inc. (a)	5,065	80,331
Pike Electric Corporation (a)	13,074	114,005
Quanta Services, Inc. (a)	26,800	488,296
Shaw Group, Inc. (The) (a) (b)	139,778	4,513,431
Sterling Construction Company, Inc. (a)	29,842	567,595
Tutor Perini Corporation (a)	6,600	125,796
		14,994,798
Electrical Equipment - 1.9%
Acuity Brands, Inc.	17,563	628,404

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Electrical Equipment - 1.9% (Continued)
A-Power Energy Generation Systems Ltd. (a)	81,006	$970,452
AZZ, Inc.	28,459	856,047
Baldor Electric Company	40,915	1,009,782
Brady Corporation - Class A	25,550	722,043
Broadwind Energy, Inc. (a)	31,900	181,511
Canadian Solar, Inc. (a)	9,900	209,187
China BAK Battery, Inc. (a)	24,100	54,948
China Ritar Power Corporation (a)	7,177	31,579
Ener1, Inc. (a)	44,300	178,972
Energy Conversion Devices, Inc. (a)	81,000	737,910
EnerSys, Inc. (a)	39,519	770,225
Evergreen Solar, Inc. (a)	77,700	111,888
Franklin Electric Company, Inc.	1,600	41,648
Fushi Copperweld, Inc. (a)	64,707	596,598
General Cable Corporation (a)	102,735	2,989,588
GrafTech International Ltd. (a) (b)	104,509	1,312,633
Harbin Electric, Inc. (a)	16,200	275,076
Hong Kong Highpower Technology, Inc. (a)	21,120	121,229
II-VI, Inc. (a)	8,070	215,792
Jinpan International Ltd.	5,670	220,053
Lihua International, Inc. (a)	20,358	158,385
Lime Energy Company (a)	1,165	6,174
LSI Industries, Inc.	9,106	54,272
Orion Energy Systems, Inc. (a)	7,400	35,224
Polypore International, Inc. (a)	16,537	222,092
Powell Industries, Inc. (a)	1,713	50,037
PowerSecure International, Inc. (a)	1,600	10,528
Regal-Beloit Corporation (b)	44,954	2,130,820
Satcon Technology Corporation (a)	4,800	11,040
SunPower Corporation - Class A (a)	8,100	165,159
Thomas & Betts Corporation (a)	44,512	1,502,725
UQM Technologies, Inc. (a)	30,154	143,835
Woodward Governor Company	121,089	3,079,293
		19,805,149
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	15,685	525,761
Otter Tail Corporation	10,498	226,757
Standex International Corporation	4,239	96,692
Tredegar Corporation	7,900	127,822
		977,032
Machinery - 3.5%
Alamo Group, Inc.	4,700	84,365
Albany International Corporation - Class A	9,852	195,956
Altra Holdings, Inc. (a) (b)	116,107	1,279,499
American Railcar Industries, Inc.	42,438	420,561
Ampco-Pittsburgh Corporation (b)	50,707	1,294,550
Astec Industries, Inc. (a)	28,167	701,077
Barnes Group, Inc. (b)	74,200	1,190,168
Blount International, Inc. (a)	8,700	96,918

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Machinery - 3.5% (Continued)
Cascade Corporation	1,298	$37,577
Chart Industries, Inc. (a)	13,961	225,191
China Valves Technology, Inc. (a)	19,683	195,255
China Wind Systems, Inc. (a)	7,377	37,844
China Yuchai International Ltd.	21,300	285,420
CIRCOR International, Inc.	6,509	183,879
Colfax Corporation (a) (b)	154,614	1,742,500
Columbus McKinnon Corporation (a)	7,900	107,282
Duoyuan Printing, Inc. (a)	12,107	97,461
Dynamic Materials Corporation	8,300	136,203
ESCO Technologies, Inc.	1,108	36,220
Federal Signal Corporation	18,700	121,363
Flow International Corporation (a)	28,400	96,844
Force Protection, Inc. (a)	188,407	958,992
Graham Corporation	23,329	370,464
Greenbrier Companies, Inc. (The)	3,100	25,265
Harsco Corporation (b)	46,313	1,378,275
John Bean Technologies Corporation	4,000	65,960
Kadant, Inc. (a)	4,008	61,002
K-Tron International, Inc. (a)	1,100	163,592
L.B. Foster Company - Class A (a)	2,700	72,846
Manitowoc Company, Inc. (The) (b)	149,100	1,625,190
Middleby Corporation (a)	1,500	67,590
Miller Industries, Inc. (a)	1,771	19,853
Mueller Industries, Inc. (b)	56,961	1,400,671
Mueller Water Products, Inc. - Class A	104,071	469,360
NACCO Industries, Inc. - Class A	13,173	708,971
Navistar International Corporation (a)	15,268	564,763
Oshkosh Corporation (b)	68,300	2,463,581
RBC Bearings, Inc. (a)	900	20,916
Robbins & Myers, Inc.	8,100	179,982
Sauer-Danfoss, Inc. (a) (b)	220,108	2,502,628
Snap-on, Inc. (b)	32,817	1,341,559
SPX Corporation (b)	28,300	1,540,652
Tecumseh Products Company - Class A (a)	200	2,216
Terex Corporation (a)	27,000	527,850
Timken Company (b)	144,880	3,246,761
Titan International, Inc. (b)	378,381	2,936,237
Toro Company (The)	7,900	307,705
Trimas Corporation (a)	16,094	95,276
Trinity Industries, Inc. (b)	156,702	2,450,819
Twin Disc, Inc.	9,152	88,134
Valmont Industries, Inc. (b)	21,897	1,520,966
Wabash National Corporation (a)	31,551	93,391
Watts Water Technologies, Inc. - Class A (b)	20,000	578,600
		36,416,200
Marine - 0.8%
Danaos Corporation (a)	17,900	82,519
DryShips, Inc. (a)	84,000	462,000

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Marine - 0.8% (Continued)
Eagle Bulk Shipping, Inc. (a)	111,700	$558,500
Euroseas Ltd.	13,500	55,620
Excel Maritime Carriers Ltd. (a)	599,063	3,456,594
Genco Shipping & Trading Ltd. (a)	31,100	595,876
Horizon Lines, Inc.	29,000	137,460
International Shipholding Corporation (b)	44,732	1,232,814
Navios Maritime Holdings, Inc.	118,377	741,040
Navios Maritime Partners, L.P.	14,330	235,872
OceanFreight, Inc. (a)	13,500	11,205
Paragon Shipping, Inc.	86,700	379,746
Seaspan Corporation	24,585	254,701
Star Bulk Carriers Corporation	65,300	165,209
TBS International plc - Class A (a)	6,718	40,442
Ultrapetrol (Bahamas) Ltd. (a)	25,096	116,445
		8,526,043
Professional Services - 0.7%
Acacia Research Corporation (a)	1,600	14,352
Administaff, Inc.	800	18,272
Advisory Board Company (The) (a)	3,500	113,015
CBIZ, Inc. (a)	700	5,075
CDI Corporation	4,320	55,685
Diamond Management & Technology Consultants, Inc.	10,200	75,480
Exponent, Inc. (a)	2,326	62,593
FTI Consulting, Inc. (a)	66,830	2,770,103
Hill International, Inc. (a)	11,800	69,620
ICF International, Inc. (a)	16,672	390,292
Kelly Services, Inc. - Class A (a)	5,000	65,600
Kforce, Inc. (a)	45,311	605,808
Korn/Ferry International (a)	4,400	65,120
Mistras Group, Inc. (a)	6,765	98,092
Navigant Consulting, Inc. (a)	6,400	86,784
On Assignment, Inc. (a)	16,029	111,882
School Specialty, Inc. (a)	11,773	260,066
Spherion Corporation (a)	22,379	126,218
TrueBlue, Inc. (a)	4,700	68,197
Volt Information Sciences, Inc. (a) (b)	119,081	1,106,262
VSE Corporation (b)	16,511	836,612
		7,005,128
Road & Rail - 0.4%
AMERCO (a)	3,845	145,303
Arkansas Best Corporation	18,600	419,244
Avis Budget Group, Inc. (a) (b)	295,339	3,195,568
Celadon Group, Inc. (a)	8,103	79,571
Marten Transport Ltd. (a)	6,843	120,505
Patriot Transportation Holding, Inc. (a)	200	17,818
RailAmerica, Inc. (a)	11,012	139,192
Universal Truckload Services, Inc (a)	900	15,156

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Road & Rail - 0.4% (Continued)
Vitran Corporation, Inc. (a)	1,700	$15,334
		4,147,691
Trading Companies & Distributors - 0.6%
Aceto Corporation	22,979	121,329
Aircastle Ltd. (b)	241,327	2,295,020
Applied Industrial Technologies, Inc.	48,120	1,049,016
H&E Equipment Services, Inc. (a)	700	7,427
Interline Brands, Inc. (a) (b)	27,817	467,326
Kaman Corporation	7,905	196,755
RSC Holding, Inc. (a)	52,467	376,713
Textainer Group Holdings Ltd.	7,400	126,096
United Rentals, Inc. (a) (b)	134,500	1,077,345
		5,717,027
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corporation (a)	4,022	7,803
Macquarie Infrastructure Company, LLC (a)	23,750	289,750
Quixote Corporation (a)	10,500	66,780
		364,333
Information Technology - 15.5%
Communications Equipment - 2.4%
3Com Corporation (a) (b)	403,448	3,005,688
Acme Packet, Inc. (a)	106,100	1,098,135
Airvana, Inc. (a)	26,800	202,876
Alvarion Ltd. (a)	33,600	136,416
Anaren, Inc. (a)	36,193	464,356
Arris Group, Inc. (a)	44,300	444,772
Aruba Networks, Inc. (a) (b)	195,146	2,027,567
Aviat Networks, Inc. (a)	19,400	139,486
Bel Fuse, Inc. - Class B	15,256	289,406
BigBand Networks, Inc. (a)	57,700	181,178
Brocade Communications Systems, Inc. (a)	263,200	1,808,184
Ceragon Networks Ltd. (a)	15,700	185,103
Ciena Corporation (a)	108,000	1,377,000
Cogo Group, Inc. (a)	17,300	110,028
CommScope, Inc. (a) (b)	21,800	593,178
Digi International, Inc. (a) (b)	72,362	694,675
EMS Technologies, Inc. (a)	32,934	422,214
Emulex Corporation (a)	1,000	11,240
Extreme Networks, Inc. (a)	19,400	47,918
Finisar Corporation (a)	7,500	77,250
Globecomm Systems, Inc. (a)	8,539	62,078
Harmonic, Inc. (a)	19,400	117,758
Hughes Communications, Inc. (a)	5,534	143,275
InterDigital, Inc. (a) (b)	139,164	3,449,876
Ixia (a)	2,200	16,324
JDS Uniphase Corporation (a)	54,100	425,226
KVH Industries, Inc. (a)	2,200	28,600
Loral Space & Communications, Inc. (a)	11,391	324,302
NETGEAR, Inc. (a)	1,400	28,896

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Information Technology - 15.5% (Continued)
Communications Equipment - 2.4% (Continued)
Oclaro, Inc. (a)	119,600	$197,340
Oplink Communications, Inc. (a)	1,300	19,305
Opnext, Inc. (a)	33,800	63,882
Plantronics, Inc.	32,376	855,374
Polycom, Inc. (a)	59,600	1,336,828
Qiao Xing Mobile Communication Company Ltd. (a)	5,660	13,867
Qiao Xing Universal Telephone, Inc. (a)	124,600	262,906
Radware Ltd. (a)	6,973	106,687
Riverbed Technology, Inc. (a)	403	9,035
SeaChange International, Inc. (a)	9,700	62,759
Sierra Wireless, Inc. (a)	22,500	249,525
Sonus Networks, Inc. (a) (b)	554,208	1,169,379
Sycamore Networks, Inc. (a)	4,400	85,316
Symmetricom, Inc. (a)	400	2,040
Tekelec (a)	20,500	307,090
Tellabs, Inc. (a) (b)	258,949	1,665,042
ViaSat, Inc. (a)	2,300	62,859
ZST Digital Networks, Inc. (a)	11,190	89,856
		24,472,095
Computers & Peripherals - 0.7%
Adaptec, Inc. (a) (b)	269,159	818,243
Diebold, Inc.	2,107	55,983
Hutchinson Technology, Inc. (a)	17,400	117,102
Hypercom Corporation (a)	92,301	316,592
Immersion Corporation (a)	7,985	35,374
Intevac, Inc. (a)	1,500	21,345
Isilon Systems, Inc. (a)	35,170	217,702
LaserCard Corporation (a)	8,300	51,128
Lexmark International, Inc. - Class A (a) (b)	62,420	1,609,812
NCR Corporation (a)	62,600	749,322
Novatel Wireless, Inc. (a)	13,200	98,736
On Track Innovations Ltd. (a)	9,096	21,739
QLogic Corporation (a)	63,500	1,091,565
Quantum Corporation (a)	497,501	1,273,603
Silicon Graphics International Corporation (a)	1,800	14,418
Super Micro Computer, Inc. (a)	9,377	115,994
Synaptics, Inc. (a)	21,923	554,871
Xyratex Ltd. (a)	14,800	202,908
		7,366,437
Electronic Equipment, Instruments & Components - 2.1%
Agilysys, Inc.	84,056	706,070
Anixter International, Inc. (a) (b)	73,399	3,059,270
AVX Corporation (b)	72,905	866,111
Brightpoint, Inc. (a)	120,636	704,514
Checkpoint Systems, Inc. (a)	7,883	126,443
China Security & Surveillance Technology, Inc. (a)	7,000	50,610
Cogent, Inc. (a)	22,900	236,557
CPI International, Inc. (a)	4,390	49,168
CTS Corporation (b)	126,259	960,831

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Information Technology - 15.5% (Continued)
Electronic Equipment, Instruments & Components - 2.1% (Continued)
Daktronics, Inc.	22,503	$175,748
Electro Rent Corporation	4,097	47,894
Electro Scientific Industries, Inc. (a)	2,000	22,420
Gerber Scientific, Inc. (a)	24,474	119,923
Hollysys Automation Technologies Ltd. (a)	16,133	185,530
ICx Technologies, Inc. (a)	13,795	94,634
Insight Enterprises, Inc. (a)	300	3,453
Jabil Circuit, Inc.	32,600	472,048
L-1 Identity Solutions, Inc. (a)	123,131	922,251
Measurement Specialties, Inc. (a)	9,167	109,271
Methode Electronics, Inc.	12,900	141,771
Multi-Fineline Electronix, Inc. (a) (b)	85,438	2,039,405
Nam Tai Electronics, Inc. (a)	7,205	34,512
National Instruments Corporation	30,400	893,456
Newport Corporation (a)	7,500	63,825
Orbotech Ltd. (a)	3,743	33,912
OSI Systems, Inc. (a)	2,900	76,763
Park Electrochemical Corporation	100	2,625
Plexus Corporation (a)	17,686	601,501
Richardson Electronics Ltd.	7,500	57,525
Rofin-Sinar Technologies, Inc. (a)	6,500	142,285
Rogers Corporation (a)	3,600	86,184
Sanmina-SCI Corporation (a) (b)	287,291	3,792,241
SMART Modular Technologies (WWH), Inc. (a) (b)	189,864	1,154,373
Tech Data Corporation (a)	7,200	293,400
Technitrol, Inc.	25,200	112,896
Vishay Intertechnology, Inc. (a) (b)	497,764	3,753,141
Zygo Corporation (a)	14,152	149,870
		22,342,431
Internet Software & Services - 1.5%
AOL, Inc. (a)	20,627	494,429
Archipelago Learning, Inc. (a)	3,699	66,064
Art Technology Group, Inc. (a) (b)	507,828	2,275,069
comScore, Inc. (a)	9,500	128,915
Constant Contact, Inc. (a)	30,800	543,312
Dice Holdings, Inc. (a)	15,483	88,408
Digital River, Inc. (a) (b)	123,100	3,093,503
DivX, Inc. (a)	9,600	53,952
EarthLink, Inc. (b)	72,053	584,350
GigaMedia Ltd. (a)	284,836	780,451
IAC/InterActiveCorporation (a)	88,700	1,781,096
IncrediMail Ltd.	5,500	43,725
InfoSpace, Inc. (a)	1,000	9,270
Innodata Isogen, Inc. (a)	50,250	259,290
Internap Network Services Corporation (a)	48,100	214,045
Internet Capital Group, Inc. (a)	15,700	97,811
Internet Gold-Golden Lines Ltd. (a)	200	4,462
j2 Global Communications, Inc. (a)	26,488	544,064
KIT digital, Inc. (a)	2,300	23,851

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Information Technology - 15.5% (Continued)
Internet Software & Services - 1.5% (Continued)
Limelight Networks, Inc. (a)	71,493	$250,226
Local.com Corporation (a)	100	580
LogMeIn, Inc. (a)	5,800	98,310
Marchex, Inc.	5,000	27,450
MercadoLibre, Inc. (a)	7,400	281,422
ModusLink Global Solutions, Inc. (a)	10,900	110,635
Move, Inc. (a)	160,875	281,531
NIC, Inc. (a)	15,300	129,744
Perficient, Inc. (a)	1,000	9,745
Rackspace Hosting, Inc. (a)	25,900	471,898
RealNetworks, Inc. (a)	41,600	175,552
SAVVIS, Inc. (a) (b)	122,334	1,925,537
SINA Corporation (a)	12,900	466,464
Terremark Worldwide, Inc. (a)	5,300	43,354
United Online, Inc.	17,200	108,704
ValueClick, Inc. (a)	18,000	166,500
		15,633,719
IT Services - 2.3%
Acorn Energy, Inc. (a)	3,900	24,453
Acxiom Corporation (a)	26,300	404,494
Broadridge Financial Solutions, Inc. (b)	83,500	1,813,620
China Information Security Technology, Inc. (a)	100,876	491,266
CIBER, Inc. (a)	51,800	167,314
CSG Systems International, Inc. (a) (b)	85,645	1,662,369
Euronet Worldwide, Inc. (a)	52,900	1,080,218
ExlService Holdings, Inc. (a)	3,285	59,623
Forrester Research, Inc. (a)	200	5,418
Genpact Ltd. (a) (b)	143,002	1,983,438
Global Cash Access Holdings, Inc. (a) (b)	88,354	715,667
Heartland Payment Systems, Inc.	6,114	87,247
iGATE Corporation	126,079	1,273,398
infoGROUP, Inc. (a)	8,800	67,848
Integral Systems, Inc. (a)	5,715	42,405
MAXIMUS, Inc.	200	9,572
NCI, Inc. - Class A (a)	2,300	68,540
Ness Technologies, Inc. (a) (b)	228,452	1,265,624
Online Resources Corporation (a)	7,738	37,375
RightNow Technologies, Inc. (a)	13,230	211,548
Sapient Corporation (a) (b)	185,262	1,435,780
TeleTech Holdings, Inc. (a) (b)	205,061	3,904,361
TNS, Inc. (a) (b)	98,874	2,264,215
Unisys Corporation (a)	9,100	262,899
VeriFone Holdings, Inc. (a) (b)	177,008	3,148,972
Virtusa Corporation (a)	96,238	857,481
Yucheng Technologies Ltd. (a)	10,100	35,855
		23,381,000
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Analogic Technologies, Inc. (a)	106,503	355,720
Advanced Energy Industries, Inc. (a)	14,200	186,304

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Information Technology - 15.5% (Continued)
Semiconductors & Semiconductor Equipment - 3.7% (Continued)
Amkor Technology, Inc. (a)	13,200	$75,108
Amtech Systems, Inc. (a)	7,825	81,458
ANADIGICS, Inc. (a)	19,700	71,314
Applied Micro Circuits Corporation (a)	20,800	152,464
Atheros Communications, Inc. (a) (b)	23,842	764,613
Atmel Corporation (a) (b)	427,205	1,982,231
ATMI, Inc. (a)	5,900	99,002
AuthenTec, Inc. (a)	3,226	8,259
Axcelis Technologies, Inc. (a)	81,900	122,850
AXT, Inc. (a)	17,700	51,330
Brooks Automation, Inc. (a)	12,800	106,752
Cabot Microelectronics Corporation (a)	300	10,545
CEVA, Inc. (a)	1,200	14,268
Cirrus Logic, Inc. (a)	20,900	142,538
Conexant Systems, Inc. (a)	453,813	1,733,566
Cymer, Inc. (a)	10,000	313,700
Cypress Semiconductor Corporation (a)	27,900	280,395
Diodes, Inc. (a)	2,000	33,360
DSP Group, Inc. (a)	11,300	77,857
Entegris, Inc. (a)	66,000	240,240
Entropic Communications, Inc. (a) (b)	243,544	849,969
EZchip Semiconductor Ltd. (a)	10,079	119,940
Fairchild Semiconductor International, Inc. (a)	237,753	2,135,022
FEI Company (a)	3,000	62,400
FormFactor, Inc. (a)	24,700	382,109
FSI International, Inc. (a)	57,388	137,731
GSI Technology, Inc. (a)	10,300	45,938
Integrated Device Technology, Inc. (a)	26,100	147,987
Integrated Silicon Solution, Inc. (a)	26,345	152,011
Intel Corporation	38,700	750,780
Intersil Corporation - Class A	56,600	762,402
IXYS Corporation (a)	10,500	73,080
Kopin Corporation (a)	25,400	104,394
Lattice Semiconductor Corporation (a) (b)	546,592	1,415,673
LSI Corporation (a)	609,600	3,041,904
LTX-Credence Corporation (a)	77,300	194,023
Mattson Technology, Inc. (a)	30,661	101,181
Mellanox Technologies Ltd. (a)	11,500	211,255
MEMC Electronic Materials, Inc. (a)	81,900	1,030,302
Micrel, Inc.	151,507	1,131,757
Microtune, Inc. (a)	2,600	5,772
Mindspeed Technologies, Inc. (a)	2,100	13,272
MIPS Technologies, Inc. (a)	11,500	44,390
MKS Instruments, Inc. (a)	10,000	166,000
Nanometrics, Inc. (a)	25,790	224,373
Nova Measuring Instruments Ltd. (a)	15,520	69,685
NVE Corporation (a)	1,700	70,890
OmniVision Technologies, Inc. (a) (b)	180,183	2,324,361
ON Semiconductor Corporation (a)	272,400	1,964,004

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Information Technology - 15.5% (Continued)
Semiconductors & Semiconductor Equipment - 3.7% (Continued)
PLX Technology, Inc. (a)	12,685	$56,321
PMC-Sierra, Inc. (a) (b)	309,700	2,462,115
Power Integrations, Inc.	300	9,363
Quicklogic Corporation (a)	600	1,374
RF Micro Devices, Inc. (a)	644,500	2,481,325
Rudolph Technologies, Inc. (a)	12,300	77,121
Sigma Designs, Inc. (a)	37,200	413,292
Silicon Image, Inc. (a)	37,400	90,134
Silicon Storage Technology, Inc. (a)	132,089	352,678
Skyworks Solutions, Inc. (a)	71,600	908,604
Techwell, Inc. (a)	3,500	37,835
Teradyne, Inc. (a)	320,183	2,990,509
Tessera Technologies, Inc. (a)	23,600	405,212
Tower Semiconductor Ltd. (a)	42,235	48,570
Trident Microsystems, Inc. (a)	39,400	71,708
TriQuint Semiconductor, Inc. (a) (b)	278,472	1,670,832
Ultra Clean Holdings, Inc. (a)	3,170	20,478
Varian Semiconductor Equipment Associates, Inc. (a)	169	4,957
Veeco Instruments, Inc. (a)	29,378	934,808
Verigy Ltd. (a)	3,700	40,108
Volterra Semiconductor Corporation (a)	2,300	44,827
White Electronic Designs Corporation (a)	5,400	27,000
ZiLOG, Inc. (a)	5,300	18,868
Zoran Corporation (a)	10,700	117,379
		37,921,897
Software - 2.8%
Actuate Corporation (a)	21,600	107,784
Ariba, Inc. (a) (b)	166,300	2,093,717
AsiaInfo Holdings, Inc. (a)	31,600	755,240
Blackboard, Inc. (a)	45,331	1,786,495
Bottomline Technologies, Inc. (a) (b)	94,483	1,634,556
Cadence Design Systems, Inc. (a)	193,400	1,123,654
CDC Corporation - Class A (a)	109,500	252,945
China TransInfo Technology Corporation (a)	15,175	98,789
Chordiant Software, Inc. (a)	20,745	76,756
ClickSoftware Technologies Ltd. (a)	26,069	174,402
CommVault Systems, Inc. (a)	19,200	406,848
Concur Technologies, Inc. (a)	300	11,895
Deltek, Inc. (a) (b)	78,653	583,605
Double-Take Software, Inc. (a) (b)	100,365	1,024,727
Epicor Software Corporation (a)	7,100	54,457
FalconStor Software, Inc. (a)	50,714	175,470
Fortinet, Inc. (a)	3,300	56,859
Interactive Intelligence, Inc. (a)	30,610	529,553
JDA Software Group, Inc. (a)	50,299	1,318,325
Kenexa Corporation (a) (b)	94,689	939,315
Magic Software Enterprises Ltd. (a)	5,787	9,259
Mentor Graphics Corporation (a)	7,600	60,952
Monotype Imaging Holdings, Inc. (a)	33,118	299,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Information Technology - 15.5% (Continued)
Software - 2.8% (Continued)
Net 1 UEPS Technologies, Inc. (a) (b)	35,515	$635,008
NetScout Systems, Inc. (a)	160,988	2,260,272
Novell, Inc. (a) (b)	435,519	1,946,770
OPNET Technologies, Inc.	3,900	45,825
Phoenix Technologies Ltd. (a)	20,303	63,954
Progress Software Corporation (a)	19,835	557,959
QAD, Inc.	1,000	5,480
Quest Software, Inc. (a)	21,506	370,333
Radiant Systems, Inc. (a)	57,042	658,835
Renaissance Learning, Inc.	4,236	56,381
S1 Corporation (a)	20,600	123,188
Smith Micro Software, Inc. (a)	8,700	67,425
SonicWALL, Inc. (a)	66,392	505,907
Sourcefire, Inc. (a)	5,700	118,845
Sybase, Inc. (a)	32,296	1,313,478
Synchronoss Technologies, Inc. (a)	4,096	68,649
Synopsys, Inc. (a) (b)	126,714	2,695,207
Take-Two Interactive Software, Inc. (a)	173,100	1,606,368
Taleo Corporation - Class A (a) (b)	63,710	1,293,950
TeleCommunication Systems, Inc. (a) (b)	119,531	1,047,092
THQ, Inc. (a)	35,500	178,920
VASCO Data Security International, Inc. (a)	14,600	116,070
VirnetX Holding Corporation (a)	7,800	23,556
		29,334,131
Materials - 4.9%
Chemicals - 1.9%
A. Schulman, Inc.	8,200	184,664
Albemarle Corporation	60,802	2,171,847
Arch Chemicals, Inc.	8,715	243,671
Ashland, Inc. (b)	95,746	3,869,096
Cabot Corporation	37,487	966,415
China Agritech, Inc. (a)	1,800	49,194
China Green Agriculture, Inc. (a)	54,316	778,348
Cytec Industries, Inc. (b)	38,393	1,432,443
Georgia Gulf Corporation (a)	14,191	217,832
Huntsman Corporation	133,910	1,632,363
ICO, Inc.	11,250	86,850
Innophos Holdings, Inc.	19,324	377,977
Intrepid Potash, Inc. (a)	14,200	347,758
KMG Chemicals, Inc.	38,485	529,169
Koppers Holdings, Inc.	2,400	67,008
Kraton Performance Polymers, Inc. (a)	12,300	169,125
Minerals Technologies, Inc.	3,315	158,457
PolyOne Corporation (a) (b)	193,021	1,438,006
Quaker Chemical Corporation (b)	30,697	536,891
RPM International, Inc. (b)	138,998	2,599,263
Senomyx, Inc. (a)	1,462	5,716
Stepan Company	200	11,696
STR Holdings, Inc. (a)	1,500	25,020

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Materials - 4.9% (Continued)
Chemicals - 1.9% (Continued)
Terra Industries, Inc.	15,300	$483,480
Valspar Corporation (The) (b)	48,670	1,288,782
W.R. Grace & Company (a)	900	21,492
Yongye International, Inc. (a)	6,000	41,220
Zoltek Companies, Inc. (a)	6,700	55,945
		19,789,728
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	350	1,855
Texas Industries, Inc.	14,094	478,350
United States Lime & Minerals, Inc. (a)	1,379	54,402
		534,607
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	216	7,541
Bemis Company, Inc. (b)	119,200	3,344,752
Boise, Inc. (a) (b)	398,996	2,058,819
BWAY Holding Company (a)	65,623	1,119,528
Crown Holdings, Inc. (a)	9,100	216,671
Graphic Packaging Holding Company (a)	117,317	396,532
Myers Industries, Inc.	6,200	56,668
Pactiv Corporation (a)	5,300	119,515
Sonoco Products Company (b)	60,642	1,683,422
		9,003,448
Metals & Mining - 1.1%
Anooraq Resources Corporation (a)	42,800	49,648
Augusta Resource Corporation (a)	28,675	67,100
Aurizon Mines Ltd. (a)	79,296	290,223
Brush Engineered Materials, Inc. (a)	3,700	66,489
Century Aluminum Company (a)	54,600	618,072
China Gerui Advanced Materials Group Ltd. (a)	18,519	117,781
China Natural Resources, Inc. (a)	137	1,644
Claude Resources, Inc. (a)	11,400	10,944
Coeur d'Alene Mines Corporation (a)	32,600	457,052
Commercial Metals Company	4,016	55,180
Compass Minerals International, Inc.	2,500	157,600
Corriente Resources, Inc. - Class A (a)	34,000	272,680
Endeavour Silver Corporation (a)	19,100	60,165
Entrée Gold, Inc. (a)	16,910	44,304
Exeter Resource Corporation (a)	22,439	143,834
Fronteer Development Group, Inc. (a)	44,984	179,486
Gammon Gold, Inc. (a)	17,500	151,025
General Moly, Inc. (a)	2,200	5,170
General Steel Holdings, Inc. (a)	113,400	434,322
Globe Specialty Metals, Inc. (a)	29,400	273,126
Golden Star Resources Ltd. (a)	422,700	1,166,652
Gulf Resources, Inc. (a)	6,953	65,914
Harry Winston Diamond Corporation (a)	15,951	146,111
International Royalty Corporation	26,600	177,422
International Tower Hill Mines Ltd. (a)	15,600	93,912
Jaguar Mining, Inc. (a)	13,000	127,530

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Materials - 4.9% (Continued)
Metals & Mining - 1.1% (Continued)
Keegan Resources, Inc. (a)	7,525	$42,366
MAG Silver Corporation (a)	14,960	84,075
Mesabi Trust	3,766	52,084
North American Palladium Ltd. (a)	291,166	992,876
Northern Dynasty Minerals Ltd. (a)	30,600	235,008
Northgate Minerals Corporation (a)	77,000	194,810
Olympic Steel, Inc. (b)	46,057	1,277,621
Paramount Gold and Silver Corporation (a)	21,300	31,950
Platinum Group Metals Ltd. (a)	40,800	74,664
Polymet Mining Corporation (a)	25,850	75,223
Puda Coal, Inc. (a)	7,974	44,176
Quaterra Resources, Inc. (a)	6,096	8,108
Richmont Mines, Inc. (a)	1,100	4,180
Rubicon Minerals Corporation (a)	50,200	201,302
Seabridge Gold, Inc. (a)	400	9,628
Silver Standard Resources, Inc. (a)	25,400	441,960
Silvercorp Metals, Inc.	225,128	1,188,676
Stillwater Mining Company (a)	60,873	611,774
Sutor Technology Group Ltd. (a)	4,300	12,470
Taseko Mines Ltd. (a)	44,900	191,274
U.S. Energy Corporation (a)	40,477	208,052
US Gold Corporation (a)	15,000	33,450
Vista Gold Corporation (a)	22,700	50,167
		11,299,280
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. (a) (b)	159,413	1,823,685
Clearwater Paper Corporation (a) (b)	57,381	2,807,652
Domtar Corporation (a) (b)	56,571	2,747,653
KapStone Paper & Packaging Corporation (a) (b)	256,771	2,372,564
Mercer International, Inc. (a)	3,600	11,232
Neenah Paper, Inc.	1,300	18,096
P.H. Glatfelter Company	13,200	182,160
Verso Paper Corporation (a)	41,972	127,175
Wausau Paper Corporation (a) (b)	47,957	422,981
		10,513,198
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc. (b)	30,581	1,481,038
Cogent Communications Group, Inc. (a)	28,700	313,404
Consolidated Communications Holdings, Inc.	27,314	467,889
General Communication, Inc. - Class A (a)	17,000	100,810
Global Crossing Ltd. (a)	7,301	101,995
Globalstar, Inc. (a)	3,092	2,937
Iowa Telecommunications Services, Inc.	4,300	70,348
Iridium Communications, Inc. (a)	13,200	88,440
Level 3 Communications, Inc. (a)	655,391	910,993
Neutral Tandem, Inc. (a)	2,700	41,742
PAETEC Holding Corporation (a)	245,043	776,786
Premiere Global Services, Inc. (a)	10,200	82,416

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Telecommunication Services - 1.1% (Continued)
Diversified Telecommunication Services - 0.5% (Continued)
tw telecom, inc. (a) (b)	61,150	$942,322
Vonage Holdings Corporation (a)	130,200	188,790
		5,569,910
Wireless Telecommunication Services - 0.6%
FiberTower Corporation (a)	24,269	106,298
Leap Wireless International, Inc. (a)	29,000	382,510
MetroPCS Communications, Inc. (a)	782,518	4,405,577
NTELOS Holdings Corporation	12,000	195,000
Shenandoah Telecommunications Company	2,856	49,123
Telephone & Data Systems, Inc.	15,298	482,652
		5,621,160
Utilities - 2.0%
Electric Utilities - 0.4%
Allegheny Energy, Inc.	21,900	458,805
Brookfield Infrastructure Partners, L.P.	7,189	115,024
Central Vermont Public Service Corporation	1,400	27,496
NV Energy, Inc. (b)	143,870	1,657,382
UIL Holdings Corporation	4,400	119,548
Westar Energy, Inc. (b)	83,242	1,775,552
		4,153,807
Gas Utilities - 1.0%
AGL Resources, Inc. (b)	72,052	2,542,715
Atmos Energy Corporation	32,163	888,342
China Natural Gas, Inc. (a)	5,377	52,641
Energen Corporation (b)	44,150	1,940,392
EQT Corporation	14,000	616,280
Laclede Group, Inc. (The) (b)	53,672	1,731,459
National Fuel Gas Company	9,000	422,280
Star Gas Partners, L.P.	18,200	77,350
UGI Corporation (b)	80,013	1,961,119
		10,232,578
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	163,300	264,546
Mirant Corporation (a)	203,848	2,868,141
		3,132,687
Multi-Utilities - 0.2%
Alliant Energy Corporation (b)	60,577	1,890,002
CMS Energy Corporation	32,100	486,957
		2,376,959
Water Utilities - 0.1%
Cadiz, Inc. (a)	300	3,579
California Water Service Group	6,800	246,976
SJW Corporation	300	6,579

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Utilities - 2.0% (Continued)
Water Utilities - 0.1% (Continued)
Tri-Tech Holding, Inc. (a)	5,461	$77,656
		334,790

Total Common Stocks (Cost $832,851,312)		$871,458,433

CLOSED-END FUNDS - 10.5%	Shares	Value
Adams Express Company (The)	133,576	$1,299,694
Advent/Claymore Convertible Securities & Income Fund	31,920	485,184
Advent/Claymore Enhanced Growth & Income Fund	325	3,494
Advent/Claymore Global Convertible Securities & Income Fund	9,541	76,233
Alliance California Municipal Income Fund, Inc.	10,089	130,350
Alliance New York Municipal Income Fund, Inc.	4,387	59,926
AllianceBernstein Income Fund, Inc.	89,803	712,138
Alpine Global Premier Properties Fund	260,209	1,561,254
ASA Ltd.	26,143	1,821,121
Asia Pacific Fund, Inc. (The) (a)	35,925	334,462
Asia Tigers Fund, Inc.	600	10,548
Bancroft Fund Ltd.	6,753	99,202
BlackRock California Insured Municipal Income Trust	2,833	35,951
BlackRock California Municipal Bond Trust	1,385	18,850
BlackRock California Municipal Income Trust	5,530	72,609
BlackRock California Municipal Income Trust II	525	6,751
BlackRock Core Bond Trust	8,003	95,636
BlackRock Credit Allocation Income Trust III	12,856	133,445
BlackRock Credit Allocation Income Trust IV	68,474	788,820
BlackRock Credit Allocation Income Trust, Inc.	27,318	233,023
BlackRock Defined Opportunity Credit Trust	550	6,682
BlackRock Dividend Achievers Trust	153,082	1,310,382
BlackRock Energy & Resources Trust	66,835	1,560,597
BlackRock Florida Municipal 2020 Term Trust	1,600	21,408
BlackRock Health Sciences Trust	200	5,088
BlackRock High Income Shares	26,312	49,730
BlackRock Income Trust	79,893	512,114
BlackRock Insured Municipal Income Investment Trust	7,201	97,790
BlackRock Limited Duration Income Trust	14,509	215,168
BlackRock Long-Term Municipal Advantage Trust	9,115	92,973
BlackRock Maryland Bond Trust	800	11,336
BlackRock Muni Intermediate Duration Fund, Inc.	53,592	722,420
BlackRock Muni New York Intermediate Duration Fund, Inc.	10,440	129,769
BlackRock Municipal Bond Investment Trust	2,930	40,024
BlackRock Municipal Income Investment Trust	100	1,305
BlackRock MuniEnhanced Fund, Inc.	4,844	50,281
BlackRock MuniHoldings California Insured Fund, Inc.	62,862	788,918
BlackRock MuniHoldings Fund II, Inc.	100	1,368
BlackRock MuniHoldings Fund, Inc.	845	12,481
BlackRock MuniHoldings Insured Fund II, Inc.	705	9,087
BlackRock MuniHoldings Insured Investment Fund	41,282	537,904

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.5% (Continued)	Shares	Value
BlackRock MuniHoldings New Jersey Insured Fund, Inc.	1,629	$22,953
BlackRock MuniHoldings New York Insured Fund, Inc.	1,600	21,648
BlackRock Munivest Fund, Inc.	100	931
BlackRock MuniYield Arizona Fund, Inc.	1,509	19,285
BlackRock MuniYield California Fund, Inc.	28,181	359,308
BlackRock MuniYield California Insured Fund, Inc.	65,648	820,600
BlackRock MuniYield Fund, Inc.	100	1,311
BlackRock MuniYield Insured Fund	18,659	234,917
BlackRock MuniYield Insured Investment Fund	10,428	134,834
BlackRock MuniYield Investment Fund	14,046	180,912
BlackRock MuniYield Michigan Insured Fund II, Inc.	16,757	199,241
BlackRock MuniYield Michigan Insured Fund, Inc.	31,039	406,301
BlackRock MuniYield New Jersey Fund, Inc.	13,975	196,628
BlackRock MuniYield New Jersey Insured Fund, Inc.	3,659	50,494
BlackRock MuniYield New York Insured Fund, Inc.	72,426	873,458
BlackRock MuniYield Pennsylvania Insured Fund	19,471	259,938
BlackRock MuniYield Quality Fund II, Inc.	4,791	56,390
BlackRock MuniYield Quality Fund, Inc.	44,346	598,671
BlackRock New York Insured Municipal Income Trust	5,400	73,872
BlackRock Pennsylvania Strategic Municipal Trust	2,922	36,759
BlackRock Real Asset Equity Trust	39,730	448,552
BlackRock S&P Quality Rankings Global Equity Managed Trust	13,900	162,074
BlackRock Strategic Dividend Achievers Trust	112,216	977,401
Blue Chip Value Fund, Inc.	78,894	234,315
Boulder Growth & Income Fund, Inc. (a)	100	607
Boulder Total Return Fund, Inc. (a)	683	9,241
Calamos Global Dynamic Income Fund	183,897	1,386,583
Calamos Strategic Total Return Fund	233,177	1,977,341
Central Europe & Russia Fund, Inc. (The)	59,126	1,981,904
Central Securities Corporation	24,378	426,615
Chartwell Dividend and Income Fund, Inc.	57,485	209,245
Chile Fund, Inc. (The)	19,085	336,469
China Fund, Inc. (The)	75,542	2,003,374
Claymore Dividend & Income Fund	61,701	820,006
Clough Global Allocation Fund	7,912	115,120
Clough Global Equity Fund	58,369	790,900
Clough Global Opportunities Fund	158,898	1,949,678
Cohen & Steers Closed-End Opportunity Fund, Inc.	60,270	699,132
Cohen & Steers Dividend Majors Fund, Inc.	36,087	360,509
Cohen & Steers Global Income Builder, Inc.	45,919	489,956
Cohen & Steers Infrastructure Fund, Inc.	135,505	2,000,054
Cohen & Steers Quality Income Realty Fund, Inc.	289,412	1,626,497
Cohen & Steers REIT and Preferred Income Fund, Inc.	130,262	1,336,488
Cohen & Steers REIT and Utility Income Fund, Inc.	183,890	1,848,094
Cohen & Steers Worldwide Realty Income Fund, Inc.	89,074	529,100
Credit Suisse Asset Management Income Fund, Inc.	7,200	23,832
DCA Total Return Fund	65,671	140,536
DCW Total Return Fund	30,104	131,554
Delaware Enhanced Global Dividend and Income Fund	27,417	304,055
Delaware Investments Arizona Municipal Income Fund, Inc.	4,727	55,022

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.5% (Continued)	Shares	Value
Delaware Investments Colorado Municipal Income Fund, Inc.	700	$9,345
Delaware Investments Minnesota Municipal Income Fund II	15,792	195,821
Delaware Investments National Municipal Income Fund	3,507	42,259
Denali Fund (The)	2,953	41,933
Diamond Hill Financial Trends Fund, Inc.	13,070	108,154
Dow 30 Enhanced Premium & Income Fund, Inc.	35,861	338,886
DTF Tax-Free Income, Inc.	5,857	86,215
DWS Dreman Value Income Edge Fund	13,491	165,265
DWS Global Commodities Stock Fund, Inc.	17,741	136,073
DWS Global High Income Fund, Inc.	27,298	197,092
DWS RREEF Real Estate Fund II, Inc. (a)	100	120
Eaton Vance Enhanced Equity Income Fund	400	5,024
Eaton Vance Michigan Municipal Income Trust	1,602	19,624
Eaton Vance National Municipal Opportunities Trust	25,894	515,550
Eaton Vance New York Municipal Income Trust	100	1,338
Eaton Vance Pennsylvania Municipal Income Trust	100	1,321
Eaton Vance Short Duration Diversified Income Fund	100	1,642
Eaton Vance Tax-Advantaged Dividend Income Fund	100,105	1,484,557
Eaton Vance Tax-Advantaged Global Dividend Income Fund	75,164	975,629
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	47,238	870,124
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	12,507	164,717
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	73,235	916,902
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,800	20,952
Ellsworth Fund Ltd.	25,236	159,996
Emerging Markets Telecommunications Fund, Inc.	12,730	201,898
Equus Total Return, Inc. (a)	3,414	11,403
European Equity Fund, Inc. (The)	22,115	138,219
Evergreen International Balanced Income Fund	53,198	721,897
Evergreen Multi-Sector Income Fund	51,562	734,758
First Israel Fund, Inc. (a)	8,429	126,856
First Trust Enhanced Equity Income Fund	58,680	643,720
First Trust Specialty Finance & Finance Opportunities Fund	9,629	56,426
First Trust Strategic High Income Fund	9,957	30,867
First Trust Strategic High Income Fund III	3,200	13,600
First Trust/Aberdeen Emerging Opportunity Fund	20,749	353,563
First Trust/FIDAC Mortgage Income Fund	100	1,862
First Trust/Four Corners Senior Floating Rate Income Fund	100	1,229
Fort Dearborn Income Securities, Inc.	5,455	79,970
Foxby Corporation (a)	200	192
Franklin Templeton Limited Duration Income Trust	447	5,431
Franklin Universal Trust	14,753	84,682
Gabelli Dividend & Income Trust	160,918	2,000,211
Gabelli Global Deal Fund (The)	83,987	1,149,782
Gabelli Global Multimedia Trust, Inc. (a)	12,964	82,710
Gabelli Healthcare & WellnessRx Trust (The) (a)	18,454	120,320
General American Investors Company, Inc.	42,008	943,500
Global Income & Currency Fund, Inc.	17,362	239,596
Greater China Fund, Inc.	43,652	536,920

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.5% (Continued)	Shares	Value
H&Q Healthcare Investors (a)	93,331	$1,127,438
H&Q Life Sciences Investors (a)	69,106	659,962
Helios Advantage Income Fund, Inc.	100	668
Helios High Yield Fund	15,443	122,463
Helios Multi-Sector High Income Fund, Inc.	1,400	6,441
India Fund, Inc. (a)	28,930	835,788
Indonesia Fund, Inc.	19,827	187,960
Japan Equity Fund, Inc. (The)	42,616	224,586
Japan Smaller Capitalization Fund, Inc.	8,600	63,640
JF China Region Fund, Inc.	13,100	163,750
John Hancock Bank and Thrift Opportunity Fund	83,168	1,234,213
John Hancock Patriot Premium Dividend Fund II	2,142	21,334
John Hancock Tax-Advantaged Dividend Income Fund	100	1,279
Korea Equity Fund, Inc. (a)	13,450	116,746
Latin America Discovery Fund, Inc.	10,250	156,928
Latin America Equity Fund, Inc.	7,360	262,090
Lazard Global Total Return & Income Fund, Inc.	11,619	167,197
Lazard World Dividend & Income Fund, Inc.	22,987	244,812
Liberty All-Star Equity Fund	441,937	1,847,297
Liberty All-Star Growth Fund, Inc.	15,235	49,818
LMP Capital and Income Fund, Inc.	95,770	956,742
LMP Real Estate Income Fund, Inc.	35,925	277,341
Macquarie Global Infrastructure Total Return Fund, Inc.	103,110	1,545,619
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	34,058	404,609
Madison Strategic Sector Premium Fund	6,439	77,783
Madison/Claymore Covered Call & Equity Strategy Fund	13,183	112,978
Malaysia Fund, Inc.	21,021	158,498
Mexico Equity and Income Fund, Inc. (The) (a)	18,728	139,336
Mexico Fund, Inc. (The)	8,640	187,920
MFS Intermediate High Income Fund	52,567	137,726
Montgomery Street Income Securities, Inc.	11,960	176,649
Morgan Stanley Asia-Pacific Fund, Inc.	44,528	619,384
Morgan Stanley California Insured Municipal Income Trust	15,802	198,157
Morgan Stanley California Quality Municipal Securities	7,780	91,182
Morgan Stanley China A Share Fund, Inc. (a)	75,912	2,001,799
Morgan Stanley Eastern Europe Fund, Inc. (a)	14,739	228,454
Morgan Stanley Emerging Markets Debt Fund, Inc.	200	2,014
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	136,980	1,906,762
Morgan Stanley Emerging Markets Fund, Inc.	10,841	138,440
Morgan Stanley Frontier Emerging Markets Fund	20,394	224,742
Morgan Stanley Global Opportunity Bond Fund, Inc.	1,200	8,040
Morgan Stanley Income Securities, Inc.	100	1,621
Morgan Stanley Insured California Municipal Securities	2,038	26,637
Morgan Stanley Insured Municipal Bond Trust	1,690	22,646
Morgan Stanley Insured Municipal Income Trust	18,981	265,734
Morgan Stanley Municipal Income Opportunities Trust	15,310	96,147
Morgan Stanley Municipal Income Opportunities Trust II	1,576	11,111
Morgan Stanley Municipal Income Opportunities Trust III	7,123	53,565
Morgan Stanley Municipal Premium Income Trust	100	793
Morgan Stanley New York Quality Municipal Securities	3,913	52,434

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.5% (Continued)	Shares	Value
Morgan Stanley Quality Municipal Securities	300	$4,014
NASDAQ Premium Income & Growth Fund, Inc.	94,375	1,175,912
Neuberger Berman California Intermediate Municipal Fund, Inc.	14,850	198,099
Neuberger Berman Income Opportunity Fund, Inc.	15,143	95,401
Neuberger Berman Real Estate Securities Income Fund, Inc.	171,988	507,365
New Germany Fund, Inc. (The)	29,024	337,839
New Ireland Fund, Inc. (The) (a)	34,407	235,344
NFJ Dividend, Interest & Premium Strategy Fund	138,432	2,007,264
Nicholas-Applegate Equity & Convertible Income Fund	60,173	952,539
Nicholas-Applegate Global Equity & Convertible Income Fund	31,729	435,005
Nuveen Arizona Dividend Advantage Municipal Fund	3,810	46,749
Nuveen Arizona Dividend Advantage Municipal Fund 2	3,142	41,474
Nuveen Arizona Dividend Advantage Municipal Fund 3	4,502	56,950
Nuveen California Dividend Advantage Municipal Fund	25,755	322,195
Nuveen California Dividend Advantage Municipal Fund 2	4,949	66,614
Nuveen California Investment Quality Municipal Fund	13,506	174,092
Nuveen California Municipal Market Opportunity Fund	5,509	71,121
Nuveen California Municipal Value Fund	3,600	32,796
Nuveen California Municipal Value Fund 2	5,037	73,036
Nuveen California Performance Plus Municipal Fund, Inc.	15,478	193,011
Nuveen California Premium Income Municipal Fund	7,679	92,302
Nuveen California Quality Income Municipal Fund	15,310	207,910
Nuveen California Select Quality Municipal Fund, Inc.	4,231	57,330
Nuveen California Select Tax-Free Income Portfolio	6,600	85,404
Nuveen Connecticut Premium Income Municipal Fund	500	6,975
Nuveen Core Equity Alpha Fund	77,206	861,619
Nuveen Diversified Dividend & Income Fund	26,880	255,360
Nuveen Equity Premium & Growth Fund	18,230	226,781
Nuveen Equity Premium Advantage Fund	11,296	138,037
Nuveen Georgia Premium Income Municipal Fund	3,037	41,880
Nuveen Insured California Dividend Advantage Municipal Fund	19,915	267,259
Nuveen Insured California Premium Income Municipal Fund	8,155	105,118
Nuveen Insured California Premium Income Municipal Fund 2	19,746	248,010
Nuveen Insured California Tax-Free Advantage Municipal Fund	9,406	120,491
Nuveen Insured Dividend Advantage Municipal Fund	100	1,424
Nuveen Insured Municipal Opportunity Fund, Inc.	39,838	539,805
Nuveen Insured New York Dividend Advantage Municipal Fund	9,800	131,124
Nuveen Insured New York Premium Income Municipal Fund	11,257	151,407
Nuveen Insured New York Tax Free Advantage Municipal Fund	3,699	50,047
Nuveen Insured Premium Income Municipal Fund 2	3,300	41,415
Nuveen Insured Tax-Free Advantage Municipal Fund	100	1,422
Nuveen Maryland Dividend Advantage Municipal Fund	447	6,124
Nuveen Maryland Dividend Advantage Municipal Fund 2	355	4,885
Nuveen Maryland Dividend Advantage Municipal Fund 3	1,500	20,505
Nuveen Maryland Premium Income Municipal Fund	8,100	112,023
Nuveen Michigan Dividend Advantage Municipal Fund	3,150	38,808

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.5% (Continued)	Shares	Value
Nuveen Michigan Premium Income Municipal Fund, Inc.	10,308	$127,304
Nuveen Michigan Quality Income Municipal Fund, Inc.	16,831	215,605
Nuveen Multi-Strategy Income and Growth Fund	106,695	787,409
Nuveen Multi-Strategy Income and Growth Fund 2	259,904	1,972,671
Nuveen New Jersey Dividend Advantage Municipal Fund	10,723	141,758
Nuveen New Jersey Premium Income Municipal Fund, Inc.	2,970	41,253
Nuveen New York Dividend Advantage Municipal Fund	11,699	153,725
Nuveen New York Dividend Advantage Municipal Fund 2	9,480	124,567
Nuveen New York Investment Quality Municipal Fund	18,907	255,244
Nuveen New York Municipal Value Fund	2,100	19,845
Nuveen New York Municipal Value Fund 2	1,500	21,795
Nuveen New York Performance Plus Municipal Fund, Inc.	14,420	202,313
Nuveen New York Quality Income Municipal Fund, Inc.	32,961	447,940
Nuveen New York Select Quality Municipal Fund, Inc.	21,329	289,435
Nuveen Ohio Dividend Advantage Municipal Fund	3,114	45,153
Nuveen Ohio Dividend Advantage Municipal Fund 2	200	2,788
Nuveen Ohio Quality Income Municipal Fund	2,325	36,386
Nuveen Pennsylvania Dividend Advantage Municipal Fund	2,900	38,396
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	4,229	56,415
Nuveen Pennsylvania Investment Quality Municipal Fund	8,902	119,376
Nuveen Pennsylvania Premium Income Municipal Fund 2	17,211	217,031
Nuveen Premier Insured Municipal Income Fund, Inc.	1,849	25,997
Nuveen Premier Municipal Income Fund, Inc.	19,297	252,984
Nuveen Premium Income Municipal Fund	29,850	396,109
Nuveen Premium Income Municipal Fund 2	76,421	1,026,336
Nuveen Premium Income Municipal Fund 4	40,517	492,687
Nuveen Quality Preferred Income Fund	53,203	354,864
Nuveen Quality Preferred Income Fund 2	100	738
Nuveen Quality Preferred Income Fund 3	100	702
Nuveen Tax-Advantaged Dividend Growth Fund	55,221	601,357
Nuveen Tax-Advantaged Floating Rate Fund	63,704	142,060
Old Mutual Claymore Long-Short Fund	12,955	104,288
Petroleum & Resources Corporation	51,599	1,155,818
Putnam Managed Municipal Income Trust	48,828	331,054
RENN Global Entrepreneurs Fund (a)	3,750	9,637
RiverSource LaSalle International Real Estate Fund, Inc.	57,291	407,912
Rivus Bond Fund	9,578	159,186
RMR Asia Pacific Real Estate Fund (a)	30,376	478,425
RMR Real Estate Income Fund	8,076	175,249
Royce Focus Trust, Inc.	14,810	89,008
Royce Micro-Cap Trust, Inc.	81,239	577,609
Royce Value Trust, Inc.	195,440	2,003,260
Singapore Fund, Inc. (The)	15,810	192,408
Source Capital, Inc.	9,354	384,730
Strategic Global Income Fund, Inc.	7,892	85,549
SunAmerica Focused Alpha Large-Cap Fund, Inc.	3,365	44,553
Swiss Helvetia Fund, Inc. (The)	78,482	861,732
Taiwan Fund, Inc.	47,960	644,103
Taiwan Greater China Fund (The) (a)	3,700	22,089
TCW Strategic Income Fund, Inc.	334,808	1,429,630
Templeton Dragon Fund, Inc.	83,295	1,999,913

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 10.5% (Continued)	Shares	Value
Thai Capital Fund, Inc. (The)	5,190	$47,748
Thai Fund, Inc. (The)	38,436	323,631
Tri-Continental Corporation	140,243	1,548,283
TS&W/Claymore Tax-Advantaged Balanced Fund	33,274	319,098
Turkish Investment Fund, Inc. (The)	16,458	221,196
Van Kampen Ohio Quality Municipal Trust	200	2,904
Western Asset Emerging Markets Income Fund, Inc.	9,182	115,142
Western Asset Global High Income Fund, Inc.	9,388	103,737
Western Asset Inflation Management Fund, Inc.	870	14,094
Western Asset Intermediate Muni Fund, Inc.	2,957	26,909
Western Asset Municipal High Income Fund, Inc.	400	2,940
Western Asset Municipal Partners Fund, Inc.	15,290	203,357
Western Asset Worldwide Income Fund, Inc.	31	404
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	19,912	238,347
Zweig Fund, Inc.	306,302	955,662
Total Closed-End Funds (Cost $111,691,438)		$109,165,778

RIGHTS - 0.0%	Shares	Value
Clearwire Corporation (a)	47,600	$21,420
Ruth's Hospitality Group, Inc. (a)	9,500	1,242
Total Rights (Cost $1,262)		$22,662

MONEY MARKET FUNDS - 10.5%	Shares	Value
UMB Money Market Fiduciary, 0.03% (c) (Cost $108,136,461)	108,136,461	$108,136,461

Total Investments at Value - 105.3% (Cost $1,052,680,473)		$1,088,783,334

Liabilities in Excess of Other Assets - (5.3%)		(54,907,144)

Net Assets - 100.0%		$1,033,876,190

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2010 (Unaudited)

COMMON STOCKS - 64.4%	Shares	Value
Consumer Discretionary - 12.7%
Auto Components - 0.4%
Amerigon, Inc. (a)	72,642	$592,032
Cooper Tire & Rubber Company	27,800	473,434
Dorman Products, Inc. (a)	300	4,635
Fuel Systems Solutions, Inc. (a)	1,900	67,716
Goodyear Tire & Rubber Company (The) (a)	23,600	314,824
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,400	1,774
Raser Technologies, Inc. (a)	363,711	367,348
SORL Auto Parts, Inc. (a)	9,028	89,558
Stoneridge, Inc. (a)	38,664	269,875
Superior Industries International, Inc.	94,485	1,389,874
TRW Automotive Holdings Corporation (a)	34,900	803,747
WABCO Holdings, Inc.	4,000	103,400
		4,478,217
Automobiles - 0.2%
Thor Industries, Inc.	3,200	101,600
Winnebago Industries, Inc. (a)	166,327	1,987,608
		2,089,208
Distributors - 0.0%
Audiovox Corporation - Class A (a)	12,825	85,286
Core-Mark Holding Company, Inc. (a)	900	26,838
LKQ Corporation (a)	16,200	303,750
		415,874
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	39,757	1,516,332
Bridgepoint Education, Inc. (a)	15,305	222,994
Capella Education Company (a)	15,301	1,122,788
Coinstar, Inc. (a)	12,500	322,875
Grand Canyon Education, Inc. (a)	6,100	121,817
ITT Educational Services, Inc. (a)	12,300	1,191,501
Jackson Hewitt Tax Service, Inc. (a)	233,773	640,538
K12, Inc. (a)	88,866	1,776,431
Learning Tree International, Inc. (a)	500	5,510
Lincoln Educational Services Corporation (a)	2,000	41,440
Pre-Paid Legal Services, Inc. (a)	37,782	1,506,368
Regis Corporation	55,928	890,933
Sotheby's	15,687	364,566
Steiner Leisure Ltd. (a)	6,469	257,725
Stewart Enterprises, Inc. - Class A	219,700	1,113,879
Universal Technical Institute, Inc. (a)	7,495	137,683
		11,233,380
Hotels, Restaurants & Leisure - 2.4%
Ambassadors Group, Inc.	10,693	121,152
BJ's Restaurants, Inc. (a)	75,786	1,602,116
Boyd Gaming Corporation (a)	16,400	127,920
Brinker International, Inc.	88,300	1,441,056
Buffalo Wild Wings, Inc. (a)	39,126	1,831,488
Burger King Holdings, Inc.	81,608	1,423,244

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Hotels, Restaurants & Leisure - 2.4% (Continued)
California Pizza Kitchen, Inc. (a)	84,358	$1,164,140
Caribou Coffee Company, Inc. (a)	400	2,892
Cheesecake Factory, Inc. (The) (a)	60,303	1,274,805
Chipotle Mexican Grill, Inc. (a)	2,600	250,796
Choice Hotels International, Inc.	31,380	996,001
Churchill Downs, Inc.	3,100	112,530
DineEquity, Inc. (a)	21,952	499,189
Gaylord Entertainment Company (a)	17,025	327,561
Jack in the Box, Inc. (a)	11,482	224,014
Landry's Restaurants, Inc. (a)	71,695	1,486,954
Life Time Fitness, Inc. (a)	50,341	1,205,667
Morgans Hotel Group Company (a)	26,600	106,666
Multimedia Games, Inc. (a)	7,700	37,961
O'Charley's, Inc. (a)	8,830	65,342
Orient-Express Hotels Ltd. - Class A (a)	79,904	779,863
P.F. Chang's China Bistro, Inc. (a)	30,205	1,165,913
Panera Bread Company - Class A (a)	17,102	1,221,425
Peet's Coffee & Tea, Inc. (a)	6,992	228,638
Red Robin Gourmet Burgers, Inc. (a)	62,037	1,143,342
Ruby Tuesday, Inc. (a)	7,100	49,061
Vail Resorts, Inc. (a)	103,416	3,485,119
WMS Industries, Inc. (a)	58,095	2,154,163
		24,529,018
Household Durables - 1.7%
American Greetings Corporation	25,800	476,784
Beazer Homes USA, Inc. (a)	94,600	368,940
Brookfield Homes Corporation (a)	31,574	229,227
Cavco Industries, Inc. (a)	24,159	865,859
CSS Industries, Inc.	1,600	27,728
Ethan Allen Interiors, Inc.	105,882	1,534,230
Hovnanian Enterprises, Inc. - Class A (a)	482,508	1,756,329
iRobot Corporation (a)	75,528	1,193,342
La-Z-Boy, Inc. (a)	1,800	18,270
Leggett & Platt, Inc.	44,900	819,874
Lennar Corporation - Class A	58,200	893,952
M/I Homes, Inc. (a)	78,522	810,347
MDC Holdings, Inc.	68,593	2,304,725
Meritage Homes Corporation (a)	124,141	2,779,517
Mohawk Industries, Inc. (a)	17,200	712,252
Newell Rubbermaid, Inc.	35,000	474,950
Pulte Homes, Inc. (a)	183,637	1,931,861
Ryland Group, Inc. (The)	24,300	540,918
Skyline Corporation	5,609	102,701
		17,841,806
Internet & Catalog Retail - 0.7%
Bidz.com, Inc. (a)	1,202	2,404
Blue Nile, Inc. (a)	12,999	670,098
NutriSystem, Inc.	77,000	1,567,720
Overstock.com, Inc. (a)	76,784	910,658

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Internet & Catalog Retail - 0.7% (Continued)
PetMed Express, Inc.	122,143	$2,251,096
Shutterfly, Inc. (a)	117,058	1,851,858
ValueVision Media, Inc. (a)	60,044	247,381
		7,501,215
Leisure Equipment & Products - 0.4%
Callaway Golf Company	230,400	1,718,784
Eastman Kodak Company (a)	63,100	381,755
JAKKS Pacific, Inc. (a)	11,200	123,200
Marine Products Corporation	500	2,530
Polaris Industries, Inc.	5,739	253,721
Pool Corporation	72,991	1,340,115
Sturm Ruger & Company, Inc.	66,081	688,564
		4,508,669
Media - 0.8%
Arbitron, Inc.	16,600	420,146
Central European Media Enterprises Ltd. (a)	93,344	2,661,237
China MediaExpress Holdings, Inc. (a)	100	1,175
Cinemark Holdings, Inc.	11,600	164,488
CKX, Inc. (a)	37,450	152,047
CTC Media, Inc. (a)	22,825	308,138
Entravision Communications Corporation - Class A (a)	2,616	7,770
Gannett Company, Inc.	100,700	1,626,305
Lamar Advertising Company - Class A (a)	19,000	543,400
Live Nation, Inc. (a)	47,300	542,531
LodgeNet Interactive Corporation (a)	23,513	128,616
McClatchy Company - Class A	21,900	117,165
Media General, Inc. (a)	41,700	339,855
Morningstar, Inc. (a)	1,800	85,068
Valassis Communications, Inc. (a)	4,000	83,720
Warner Music Group Corporation (a)	107,077	517,182
		7,698,843
Multi-Line Retail - 0.3%
Big Lots, Inc. (a)	16,800	477,288
Bon-Ton Stores, Inc. (The) (a)	69,038	604,083
Fred's, Inc.	78,671	789,070
Sears Holdings Corporation (a)	11,400	1,063,392
		2,933,833
Specialty Retail - 3.9%
Aaron's, Inc.	35,502	989,086
Abercrombie & Fitch Company - Class A	39,900	1,258,446
America's Car-Mart, Inc. (a)	4,246	99,908
AnnTaylor Stores Corporation (a)	52,200	655,632
Barnes & Noble, Inc.	39,467	689,883
bebe stores, inc.	192,192	1,187,747
Blockbuster, Inc. - Class A (a)	100,400	45,180
Books-A-Million, Inc.	11,912	75,879
Buckle, Inc. (The)	49,386	1,498,371
Cabela's, Inc. - Class A (a)	70,676	1,139,297

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Specialty Retail - 3.9% (Continued)
Children's Place Retail Stores, Inc. (The) (a)	16,200	$515,160
Coldwater Creek, Inc. (a)	117,054	522,061
Collective Brands, Inc. (a)	99,400	1,956,192
Conn's, Inc. (a)	119,149	669,617
Destination Maternity Corporation (a)	2,247	54,670
Dress Barn, Inc. (a)	2,600	61,204
Foot Locker, Inc.	42,300	477,567
GameStop Corporation - Class A (a)	24,400	482,388
Group 1 Automotive, Inc. (a)	18,515	536,935
Guess?, Inc.	6,700	266,057
Gymboree Corporation (a)	90,424	3,527,440
Haverty Furniture Companies, Inc. (a)	79,600	981,468
hhgregg, Inc. (a)	68,119	1,450,935
Hibbett Sports, Inc. (a)	77,572	1,646,078
J. Crew Group, Inc. (a)	50,700	1,987,947
Jo-Ann Stores, Inc. (a)	45,406	1,590,118
Jos. A. Bank Clothiers, Inc. (a)	20,839	873,363
Lithia Motors, Inc. (a)	127,202	992,176
MarineMax, Inc. (a)	6,700	60,501
Men's Warehouse, Inc. (The)	73,500	1,481,025
Office Depot, Inc. (a)	75,100	426,568
Pacific Sunwear of California, Inc. (a)	126,596	445,618
Penske Auto Group, Inc. (a)	17,451	245,361
Pep Boys - Manny Moe & Jack (The)	7,700	64,295
PetSmart, Inc.	26,500	682,375
Pier 1 Imports, Inc. (a)	374,820	1,911,582
RadioShack Corporation	157,100	3,066,592
REX Stores Corporation (a)	600	9,060
Stein Mart, Inc. (a)	5,300	41,870
Systemax, Inc. (a)	5,600	98,168
Talbots, Inc. (a)	129,921	1,462,910
Tractor Supply Company (a)	12,900	651,063
West Marine, Inc. (a)	3,900	32,721
Williams-Sonoma, Inc.	49,800	945,204
Zale Corporation (a)	156,902	342,046
Zumiez, Inc. (a)	131,544	1,674,555
		39,872,319
Textiles, Apparel & Luxury Goods - 0.8%
Alpha Pro Tech Ltd. (a)	23,300	75,958
Cherokee, Inc.	39,035	626,512
Fuqi International, Inc. (a)	47,731	785,175
G-III Apparel Group Ltd. (a)	9,345	162,696
Gildan Activewear, Inc. (a)	18,400	394,496
Hanesbrands, Inc. (a)	21,800	500,746
Iconix Brand Group, Inc. (a)	21,600	272,592
Jones Apparel Group, Inc.	22,800	329,232
K-Swiss, Inc. - Class A (a)	102,761	933,070
Liz Claiborne, Inc. (a)	245,877	1,197,421
lululemon athletica, Inc. (a)	27,042	763,666

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Textiles, Apparel & Luxury Goods - 0.8% (Continued)
Movado Group, Inc. (a)	11,200	$122,416
Timberland Company (The) - Class A (a)	33,112	569,526
True Religion Apparel, Inc. (a)	18,200	351,442
Volcom, Inc. (a)	77,974	1,229,650
Wolverine World Wide, Inc.	4,600	121,670
		8,436,268
Consumer Staples - 3.7%
Beverages - 0.0%
Hansen Natural Corporation (a)	12,300	472,935
Heckmann Corporation (a)	3,700	18,019
Jones Soda Company (a)	128,277	67,859
MGP Ingredients, Inc. (a)	700	4,599
		563,412
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	14,800	500,092
Diedrich Coffee, Inc. (a)	5,736	198,466
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	356,148	2,667,548
Nash Finch Company	23,757	819,616
PriceSmart, Inc.	6,811	136,288
Rite Aid Corporation (a)	694,000	943,840
Ruddick Corporation	56,914	1,613,512
Spartan Stores, Inc.	12,800	173,312
SUPERVALU, Inc.	126,100	1,854,931
Susser Holdings Corporation (a)	100	882
United Natural Foods, Inc. (a)	44,997	1,219,869
Village Super Market, Inc. - Class A	800	20,800
Whole Foods Market, Inc. (a)	31,200	849,264
		10,998,420
Food Products - 1.5%
AgFeed Industries, Inc. (a)	222,844	1,000,569
Alico, Inc.	15	385
American Dairy, Inc. (a)	35,336	818,028
American Italian Pasta Company (a)	13,051	446,997
Calavo Growers, Inc.	7,300	122,348
Cal-Maine Foods, Inc.	69,992	2,285,239
Chiquita Brands International, Inc. (a)	28,400	416,628
Dean Foods Company (a)	63,300	1,115,979
Diamond Foods, Inc.	39,421	1,416,002
Farmer Brothers Company	3,133	53,856
Flowers Foods, Inc.	14,940	362,893
Hain Celestial Group, Inc. (The) (a)	155,831	2,491,738
Lancaster Colony Corporation	2,700	147,285
Lance, Inc.	1,800	40,032
Lifeway Foods, Inc. (a)	3,389	40,498
Origin Agritech Ltd. (a)	107,514	1,139,648
Sanderson Farms, Inc.	7,300	341,275
Seneca Foods Corporation - Class A (a)	2,200	59,400
Smart Balance, Inc. (a)	10,300	57,268
Smithfield Foods, Inc. (a)	32,100	483,426

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Consumer Staples - 3.7% (Continued)
Food Products - 1.5% (Continued)
Synutra International, Inc. (a)	10,570	$142,061
Tootsie Roll Industries, Inc.	37,558	977,635
Treehouse Foods, Inc. (a)	49,300	1,909,882
		15,869,072
Personal Products - 0.6%
American Oriental Bioengineering, Inc. (a)	429,692	1,731,659
Bare Escentuals, Inc. (a)	28,400	516,028
China Sky One Medical, Inc. (a)	23,157	409,416
Elizabeth Arden, Inc. (a)	8,294	128,723
Female Health Company (The)	11,857	65,213
Herbalife Ltd.	15,208	590,831
Inter Parfums, Inc.	4,300	57,233
Mannatech, Inc.	29,673	89,909
Medifast, Inc. (a)	15,600	259,740
NBTY, Inc. (a)	11,700	521,001
USANA Health Sciences, Inc. (a)	48,355	1,374,249
		5,744,002
Tobacco - 0.5%
Alliance One International, Inc. (a)	224,156	1,140,954
Universal Corporation	59,631	2,706,651
Vector Group Ltd.	69,526	972,669
		4,820,274
Energy - 5.1%
Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc. (a)	57,800	210,970
Basic Energy Services, Inc. (a)	32,031	300,771
Bolt Technology Corporation (a)	2,400	24,000
Boots & Coots International Well Control, Inc. (a)	70,010	107,815
Bronco Drilling Company, Inc. (a)	31,500	158,130
Carbo Ceramics, Inc.	40,025	2,638,448
Core Laboratories N.V.	4,754	555,980
Dawson Geophysical Company (a)	3,700	80,253
Dresser-Rand Group, Inc. (a)	86,630	2,562,515
Dril-Quip, Inc. (a)	6,801	356,984
Exterran Holdings, Inc. (a)	38,900	788,892
Global Industries Ltd. (a)	4,700	32,759
Gulf Island Fabrication, Inc.	4,400	76,824
Gulfmark Offshore, Inc. (a)	9,068	222,619
Hornbeck Offshore Services, Inc. (a)	17,500	376,425
Natural Gas Services Group, Inc. (a)	3,300	51,843
Newpark Resources, Inc. (a)	2,400	9,576
Oceaneering International, Inc. (a)	18,900	1,033,830
Oil States International, Inc. (a)	13,500	497,340
OYO Geospace Corporation (a)	1,800	67,446
Parker Drilling Company (a)	33,500	161,135
Patterson-UTI Energy, Inc.	114,500	1,758,720
PHI, Inc. (a)	2,600	50,596
Rowan Companies, Inc. (a)	28,200	605,736
RPC, Inc.	22,628	279,456

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Energy Equipment & Services - 1.8% (Continued)
Seahawk Drilling, Inc. (a)	7,104	$148,545
SulphCo, Inc. (a)	279,872	128,741
Superior Well Services, Inc. (a)	178,725	2,829,217
T-3 Energy Services, Inc. (a)	6,700	151,085
TETRA Technologies, Inc. (a)	130,900	1,369,214
Tidewater, Inc.	10,400	486,928
Trico Marine Services, Inc. (a)	31,711	110,989
Unit Corporation (a)	12,725	579,497
Willbros Group, Inc. (a)	17,100	261,459
		19,074,738
Oil, Gas & Consumable Fuels - 3.3%
Abraxas Petroleum Corporation (a)	43,100	84,476
Alon USA Energy, Inc.	16,897	120,983
Approach Resources, Inc. (a)	500	4,005
ATP Oil & Gas Corporation (a)	61,300	887,011
Berry Petroleum Company - Class A	92,892	2,515,515
BP Prudhoe Bay Royalty Trust	4,500	366,795
BPZ Resources, Inc. (a)	250,344	1,487,043
Capital Product Partners, L.P.	12,200	108,336
Carrizo Oil & Gas, Inc. (a)	122,112	2,930,688
Cheniere Energy, Inc. (a)	254,188	724,436
Clean Energy Fuels Corporation (a)	533	8,922
Cloud Peak Energy, Inc. (a)	10,200	137,802
Concho Resources, Inc. (a)	22,800	1,023,036
Contango Oil & Gas Company (a)	5,145	250,819
DCP Midstream Partners, L.P.	98	2,999
Delek US Holdings, Inc.	7,561	52,776
Denison Mines Corporation (a)	94,600	124,872
Eagle Rock Energy Partners, L.P.	9,500	51,775
Endeavour International Corporation (a)	12,567	11,562
Energy XXI Bermuda Ltd. (a)	12,900	46,775
Evergreen Energy, Inc. (a)	306,822	88,978
Frontline Ltd.	48,248	1,450,335
General Maritime Corporation	172,144	1,332,395
GeoGlobal Resources, Inc. (a)	22,423	37,222
GMX Resources, Inc. (a)	124,407	1,317,470
Golar LNG Ltd. (a)	1,300	15,236
Goodrich Petroleum Corporation (a)	165,179	3,440,679
GreenHunter Energy, Inc. (a)	1,400	1,750
Harvest Natural Resources, Inc. (a)	18,463	82,899
Hugoton Royalty Trust	5,000	83,100
International Coal Group, Inc. (a)	40,800	145,656
Isramco, Inc. (a)	57	3,738
James River Coal Company (a)	16,500	258,225
Knightsbridge Tankers Ltd.	5,500	79,255
Linn Energy, LLC	19,600	510,188
Magellan Petroleum Corporation (a)	4,300	6,794
Massey Energy Company	12,000	462,240
McMoRan Exploration Company (a)	7,900	120,159

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Oil, Gas & Consumable Fuels - 3.3% (Continued)
Nordic American Tanker Shipping Ltd.	48,269	$1,432,141
Northern Oil and Gas, Inc. (a)	50,485	557,859
NuStar Energy, L.P.	6,700	373,324
Oilsands Quest, Inc. (a)	11,100	9,213
Overseas Shipholding Group, Inc.	41,777	1,863,672
Pacific Asia Petroleum, Inc. (a)	6,020	27,511
Pacific Ethanol, Inc. (a)	14,700	30,429
Panhandle Oil & Gas, Inc.	2,430	56,255
Permian Basin Royalty Trust	27,390	385,651
Rentech, Inc. (a)	67,500	80,325
Sabine Royalty Trust	846	35,659
St. Mary Land & Exploration Company	41,111	1,317,196
Stone Energy Corporation (a)	8,100	129,114
Swift Energy Company (a)	50,274	1,259,866
Syntroleum Corporation (a)	47,900	108,733
Targa Resources Partners, L.P.	17,334	409,949
Teekay Corporation	9,700	242,112
Toreador Resources Corporation (a)	46,791	590,035
Tri-Valley Corporation (a)	62,216	116,966
Tsakos Energy Navigation Ltd.	1,300	20,969
Uranerz Energy Corporation (a)	6,740	8,223
Uranium Energy Corporation (a)	140,773	423,727
USEC, Inc. (a)	137,600	550,400
Venoco, Inc. (a)	13,595	156,750
Verenium Corporation (a)	10,734	55,817
W&T Offshore, Inc.	28,575	254,603
Western Refining, Inc. (a)	168,263	768,962
Williams Pipeline Partners, L.P.	100	2,810
World Fuel Services Corporation	97,096	2,333,217
Zion Oil & Gas, Inc. (a)	33,329	168,312
		34,146,745
Financials - 10.5%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	700	42,399
Ares Capital Corporation	33,900	416,970
Broadpoint Gleacher Securities Group, Inc. (a)	54,960	222,588
Cohen & Steers, Inc.	13,500	274,590
Eaton Vance Corporation	35,070	1,010,367
Evercore Partners, Inc. - Class A	9,765	291,681
Federated Investors, Inc.	37,947	963,095
GFI Group, Inc.	179,800	875,626
GLG Partners, Inc. (a)	22,900	67,097
Harris & Harris Group, Inc. (a)	22,177	89,595
International Assets Holding Corporation (a)	9,815	146,145
KBW, Inc. (a)	42,555	1,130,261
Knight Capital Group, Inc. (a)	152,996	2,392,857
LaBranche & Company, Inc. (a)	129,901	576,760
Lazard Ltd. - Class A	11,735	452,267
MF Global Holdings Ltd. (a)	139,630	914,577

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Capital Markets - 1.4% (Continued)
Oppenheimer Holdings, Inc.	1,200	$32,772
optionsXpress Holdings, Inc.	72,200	1,036,070
Penson Worldwide, Inc. (a)	89,407	752,807
Prospect Capital Corporation	7,700	87,857
Raymond James Financial, Inc.	6,510	164,768
RiskMetrics Group, Inc. (a)	38,163	650,298
Sanders Morris Harris Group, Inc.	4,100	19,393
Stifel Financial Corporation (a)	32,547	1,702,208
Thomas Weisel Partners Group, Inc. (a)	9,323	39,809
TICC Capital Corporation	2,475	14,528
TradeStation Group, Inc. (a)	41,404	292,726
		14,660,111
Commercial Banks - 3.9%
Ames National Corporation	100	1,850
Arrow Financial Corporation	1,562	40,581
Bancorp, Inc. (The) (a)	300	2,193
BancorpSouth, Inc.	62,480	1,429,542
Bank of Hawaii Corporation	9,400	427,512
Bank of the Ozarks, Inc.	44,797	1,327,335
Banner Corporation	52,000	153,920
Boston Private Financial Holdings, Inc.	180,559	1,294,608
Capital City Bank Group, Inc.	18,641	223,319
Capitol Bancorp Ltd.	8,254	18,984
Cascade Bancorp, Inc. (a)	43,934	28,996
Cathay General Bancorp	30,100	288,358
Central Pacific Financial Corporation (a)	7,300	11,826
Chemical Financial Corporation	37,736	799,626
City Bank (a)	13,068	24,960
City Holding Company	15,773	495,745
City National Corporation	26,800	1,323,652
Colonial Bancgroup, Inc. (The) (a)	108,955	2,016
Columbia Banking Systems, Inc.	6,900	131,031
Community Bank System, Inc.	20,929	437,625
CVB Financial Corporation	113,667	1,088,930
Danvers Bancorp, Inc.	13,420	183,049
East West Bancorp, Inc.	39,500	648,985
First BanCorp (North Carolina)	6,000	92,880
First BanCorp (Puerto Rico)	209,850	478,458
First Busey Corporation	26,600	94,430
First Commonwealth Financial Corporation	36,500	213,890
First Community Bancshares, Inc.	2,505	29,208
First Financial Corporation	3,302	91,135
First Merchants Corporation	10,595	71,622
First Midwest Bancorp, Inc.	9,950	131,042
First of Long Island Corporation (The)	1,004	24,327
First South Bancorp, Inc.	6,300	63,630
FNB Corporation	106,102	752,263
Frontier Financial Corporation (a)	8,859	37,741
Glacier Bancorp, Inc.	3,100	44,454

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Commercial Banks - 3.9% (Continued)
Great Southern Bancorp, Inc.	22,900	$514,563
Hanmi Financial Corporation (a)	70,700	140,693
Harleysville National Corporation	19,600	125,244
Independent Bank Corporation	8,100	188,730
International Bancshares Corporation	86,794	1,808,787
Lakeland Bancorp, Inc.	3,600	24,768
Midwest Bank Holdings, Inc. (a)	5,300	2,014
NBT Bancorp, Inc.	37,229	776,597
Old Second Bancorp, Inc.	41,284	244,401
Oriental Financial Group, Inc.	30,397	345,918
Pacific Capital Bancorp	190,004	228,005
Pacific Continental Corporation	300	3,045
PacWest Bancorp	72,924	1,513,173
Park National Corporation	55,023	3,015,260
Peoples Financial Corporation	212	3,956
Pinnacle Financial Partners, Inc. (a)	26,500	400,680
Prosperity Bancshares, Inc.	29,500	1,189,440
Renasant Corporation	9,900	142,065
S&T Bancorp, Inc.	78,925	1,382,766
S.Y. Bancorp, Inc.	4,810	101,924
Sandy Spring Bancorp, Inc.	59,411	712,338
SCBT Financial Corporation	2,715	81,450
Security Bank Corporation (a)	32,973	66
Smithtown Bancorp, Inc.	4,095	22,154
Southwest Bancorp, Inc.	2,100	15,729
StellarOne Corporation	3,300	34,518
Suffolk Bancorp	23,885	643,940
Susquehanna Bancshares, Inc.	250,206	1,964,117
SVB Financial Group (a)	28,997	1,258,180
Synovus Financial Corporation	92,200	254,472
Taylor Capital Group, Inc. (a)	4,200	38,262
TCF Financial Corporation	133,310	1,951,658
Texas Capital Bancshares, Inc. (a)	1,100	18,535
Tompkins Financial Corporation	9,548	374,282
Tower Bancorp, Inc.	900	22,608
Towne Bank	27,205	290,821
Trico Bancshares	3,300	56,958
Trustmark Corporation	55,601	1,267,703
UCBH Holdings, Inc.	45,933	2,205
Union First Market Bankshares Corporation	100	1,285
United Bankshares, Inc.	62,209	1,549,004
United Security Bancshares	975	14,489
United Security Bancshares, Inc. (a)	1,909	9,640
Valley National Bancorp	86,102	1,183,903
W Holding Company, Inc. (a)	11,748	222,037
Washington Banking Company	169	1,994
Washington Trust Bancorp, Inc.	2,835	48,450
Webster Financial Corporation	300	4,641
Whitney Holding Corporation	3,000	37,260

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Commercial Banks - 3.9% (Continued)
Wilmington Trust Corporation	2,400	$31,488
Wilshire Bancorp, Inc.	79,314	730,482
Wintrust Financial Corporation	14,960	519,710
Zions Bancorporation	138,300	2,623,551
		40,649,682
Consumer Finance - 0.4%
Cash America International, Inc.	30,382	1,142,060
CompuCredit Holdings Corporation (a)	94,833	316,742
Dollar Financial Corporation (a)	2,400	54,120
First Marblehead Corporation (The) (a)	9,000	19,260
World Acceptance Corporation (a)	54,016	2,181,706
		3,713,888
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corporation (a)	27,674	161,063
Asta Funding, Inc.	2,706	16,885
California First National Bancorp	100	1,291
DJSP Enterprises, Inc. (a)	600	4,986
Interactive Brokers Group, Inc. - Class A (a)	63,960	1,016,964
Life Partners Holdings, Inc.	69,536	1,382,376
PHH Corporation (a)	25,700	448,208
Portfolio Recovery Associates, Inc. (a)	13,340	608,037
Primus Guaranty Ltd. (a)	998	3,263
		3,643,073
Insurance - 0.6%
American Equity Investment Life Holding Company	6,600	48,444
American International Group, Inc. (a)	34,200	828,666
Brown & Brown, Inc.	50,497	888,747
Endurance Specialty Holdings Ltd.	33,285	1,198,926
FBL Financial Group, Inc. - Class A	3,600	64,584
First Mercury Financial Corporation	4,420	57,946
FPIC Insurance Group, Inc. (a)	1,800	68,310
MBIA, Inc. (a)	4,100	20,213
Old Republic International Corporation	79,600	842,964
Phoenix Companies, Inc. (The) (a)	121,565	285,678
ProAssurance Corporation (a)	10,263	520,950
Stewart Information Services Corporation	14,600	149,796
Torchmark Corporation	14,300	642,070
Universal Insurance Holdings, Inc.	61,463	363,246
		5,980,540
Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	63,732	3,806,712
AMB Property Corporation	20,600	494,400
Anworth Mortgage Asset Corporation	51,200	353,280
Arbor Realty Trust, Inc. (a)	71,908	143,816
Ashford Hospitality Trust (a)	296,319	1,561,601
Capital Trust, Inc. (a)	73,177	98,789
CapLease, Inc.	129,399	593,941
Cohen & Company, Inc. (a)	8,476	62,638

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Real Estate Investment Trusts - 2.5% (Continued)
Corporate Office Properties Trust	6,400	$228,416
Developers Diversified Realty Corporation	97,900	807,675
Digital Realty Trust, Inc.	10,000	480,000
Douglas Emmett, Inc.	39,150	541,445
Equity One, Inc.	96,200	1,611,350
Essex Property Trust, Inc.	22,500	1,793,025
Healthcare Realty Trust, Inc.	40,273	844,525
Home Properties, Inc.	8,400	372,372
iStar Financial, Inc. (a)	578,458	1,573,406
Kilroy Realty Corporation	3,485	100,682
Macerich Company (The)	50,486	1,557,493
New York Mortgage Trust, Inc.	100	670
Parkway Properties, Inc.	4,000	83,320
Pennsylvania Real Estate Investment Trust	170,638	1,528,916
Post Properties, Inc.	26,555	474,007
Ramco-Gershenson Properties Trust	4,900	46,648
Realty Income Corporation	94,130	2,629,051
Regency Centers Corporation	27,500	920,975
Senior Housing Properties Trust	13,700	285,645
SL Green Realty Corporation	31,900	1,451,131
Sun Communities, Inc.	33,974	615,269
Sunstone Hotel Investors, Inc. (a)	12,300	105,657
Taubman Centers, Inc.	15,400	487,564
Walter Investment Management Corporation	21,200	287,896
		25,942,315
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)	100	1,694
China Housing & Land Development, Inc. (a)	11,746	42,873
St. Joe Company (The) (a)	65,767	1,709,942
Tejon Ranch Company (a)	200	6,122
		1,760,631
Thrifts & Mortgage Finance - 1.1%
Arlington Asset Investment Corporation (a)	6,070	91,657
BankAtlantic Bancorp, Inc. (a)	31,200	45,864
Brooklyn Federal Bancorp, Inc.	505	4,383
FirstFed Financial Corporation (a)	23,697	415
Guaranty Financial Group, Inc. (a)	62,759	1,569
Kearny Financial Corporation	100	970
MGIC Investment Corporation (a)	444,400	2,688,620
NewAlliance Bancshares, Inc.	158,449	1,844,346
PMI Group, Inc. (The) (a)	367,300	789,695
Provident Financial Services, Inc.	4,600	52,440
Provident New York Bancorp	17,834	145,347
Prudential Bancorp, Inc. of Pennsylvania	266	2,474
Radian Group, Inc.	541,569	3,482,289
Territorial Bancorporation, Inc. (a)	1,375	25,712
TFS Financial Corporation	25,400	326,644
Triad Guaranty, Inc. (a)	20,850	4,796
TrustCo Bank Corporation	161,858	971,148

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Thrifts & Mortgage Finance - 1.1% (Continued)
ViewPoint Financial Group	10,190	$150,303
Washington Federal, Inc.	61,000	1,137,650
		11,766,322
Health Care - 9.2%
Biotechnology - 3.7%
Acadia Pharmaceuticals, Inc. (a)	7,100	8,875
Allos Therapeutics, Inc. (a)	260,441	1,890,802
Alnylam Pharmaceuticals, Inc. (a)	96,751	1,635,092
AMAG Pharmaceuticals, Inc. (a)	70,717	3,110,134
Antigenics, Inc. (a)	12,200	9,174
Arena Pharmaceuticals, Inc. (a)	198,109	618,100
Ariad Pharmaceuticals, Inc. (a)	435,691	962,877
ArQule, Inc. (a)	26,800	86,564
AVI BioPharma, Inc. (a)	26,900	39,274
BioCryst Pharmaceuticals, Inc. (a)	169,182	1,157,205
BioSante Pharmaceuticals, Inc. (a)	24,573	37,597
BioTime, Inc. (a)	7,250	37,048
Cell Therapeutics, Inc. (a)	82,586	91,670
Cepheid (a)	39,100	574,379
Cleveland BioLabs, Inc. (a)	3,200	12,512
Clinical Data, Inc. (a)	35,920	552,090
Cyclacel Pharmaceuticals, Inc. (a)	12,400	23,064
Cytokinetics, Inc. (a)	10,500	31,710
Cytori Therapeutics, Inc. (a)	99,020	667,395
Dyax Corporation (a)	133,444	449,706
Enzon Pharmaceuticals, Inc. (a)	170,030	1,695,199
Exact Sciences Corporation (a)	1,808	6,328
Exelixis, Inc. (a)	1,800	11,934
Facet Biotech Corporation (a)	12,047	189,740
Genomic Health, Inc. (a)	17,165	283,737
GenVec, Inc. (a)	161,232	267,645
Geron Corporation (a)	219,932	1,189,832
GTx, Inc. (a)	221,444	905,706
Halozyme Therapeutics, Inc. (a)	93,201	505,149
Idenix Pharmaceuticals, Inc (a)	33,808	94,662
Idera Pharmaceuticals, Inc. (a)	41,338	198,009
ImmunoGen, Inc. (a)	68,593	479,465
Immunomedics, Inc. (a)	86,847	290,937
Inovio Biomedical Corporation (a)	3,800	3,800
InterMune, Inc. (a)	161,650	2,523,357
Introgen Therapeutics, Inc. (a)	45,612	411
Isis Pharmaceuticals, Inc. (a)	160,879	1,795,410
Ligand Pharmaceuticals, Inc. (a)	46,503	82,310
MannKind Corporation (a)	91,200	922,944
Martek Biosciences Corporation (a)	70,227	1,512,690
Maxygen, Inc. (a)	11,642	65,079
Medivation, Inc. (a)	49,897	1,661,071
Metabolix, Inc. (a)	114,182	1,138,395
Micromet, Inc. (a)	39,250	304,973

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Biotechnology - 3.7% (Continued)
Momenta Pharmaceuticals, Inc. (a)	83,588	$1,219,549
Myriad Pharmaceuticals, Inc. (a)	15,300	71,451
Nabi Biopharmaceuticals (a)	67,736	329,197
Novavax, Inc. (a)	201,700	437,689
OncoGenex Pharmaceutical, Inc. (a)	10,883	154,212
Oncothyreon, Inc. (a)	22,065	107,898
Orexigen Therapeutics, Inc. (a)	21,700	138,012
OSI Pharmaceuticals, Inc. (a)	25,900	886,298
Osiris Therapeutics, Inc. (a)	32,119	256,631
PDL BioPharma, Inc.	13,800	88,320
Pharmasset, Inc. (a)	4,000	83,600
Poniard Pharmaceuticals, Inc. (a)	165,900	265,440
Progenics Pharmaceuticals, Inc. (a)	75,085	337,882
Protalix BioTherapeutics, Inc. (a)	25,200	172,620
Repligen Corporation (a)	900	3,105
Rigel Pharmaceuticals, Inc. (a)	274,983	2,257,610
Sangamo Biosciences, Inc. (a)	25,200	138,600
Savient Pharmaceuticals, Inc. (a)	33,700	432,371
SIGA Technologies, Inc. (a)	17,900	111,696
Sinovac Biotech Ltd. (a)	4,629	27,774
Spectrum Pharmaceuticals, Inc. (a)	225,731	993,216
StemCells, Inc. (a)	90,600	111,438
Theravance, Inc. (a)	89,937	986,609
Vanda Pharmaceuticals, Inc. (a)	40,600	406,406
YM Biosciences, Inc. (a)	2,300	3,726
Ziopharm Oncology, Inc. (a)	3,700	11,581
ZymoGenetics, Inc. (a)	57,513	326,099
		38,483,081
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	11,140	268,251
Abiomed, Inc. (a)	139,645	1,105,988
Accuray, Inc. (a)	700	4,158
Alphatec Holdings, Inc. (a)	2,251	9,949
Anika Therapeutics, Inc. (a)	200	1,254
Bovie Medical Corporation (a)	8,630	58,684
Cerus Corporation (a)	7,100	12,922
Conceptus, Inc. (a)	23,600	458,076
Cutera, Inc. (a)	9,571	84,512
Cyberonics, Inc. (a)	4,500	84,330
Cynosure, Inc. (a)	700	7,098
Delcath Systems, Inc. (a)	31,400	135,334
Electro-Optical Sciences, Inc. (a)	98,438	897,755
Gen-Probe, Inc. (a)	37,421	1,606,484
Greatbatch, Inc. (a)	14,977	294,298
Hansen Medical, Inc. (a)	2,700	6,561
ICU Medical, Inc. (a)	1,300	45,214
IDEXX Laboratories, Inc. (a)	20,700	1,086,543
Insulet Corporation (a)	178,495	2,432,887
Invacare Corporation	9,300	232,872

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Health Care Equipment & Supplies - 2.0% (Continued)
Kensey Nash Corporation (a)	1,800	$43,596
Kinetic Concepts, Inc. (a)	15,188	627,113
MAKO Surgical Corporation (a)	22,200	254,856
Masimo Corporation (a)	29,100	807,816
Meridian Bioscience, Inc.	32,957	660,458
Neogen Corporation (a)	5,460	116,025
NeuroMetrix, Inc. (a)	5,253	11,294
NuVasive, Inc. (a)	12,300	339,480
Quidel Corporation (a)	29,900	397,072
ResMed, Inc. (a)	18,500	946,090
Somanetics Corporation (a)	600	9,510
SonoSite, Inc. (a)	31,358	853,878
Stereotaxis, Inc. (a)	226,797	920,796
SurModics, Inc. (a)	82,946	1,658,920
Volcano Corporation (a)	117,521	2,328,091
West Pharmaceutical Services, Inc.	23,177	842,020
Zoll Medical Corporation (a)	31,206	868,775
		20,518,960
Health Care Providers & Services - 1.2%
Air Methods Corporation (a)	5,000	152,850
Amedisys, Inc. (a)	25,845	1,420,183
AMERIGROUP Corporation (a)	16,400	417,380
AmSurg Corporation (a)	6,421	135,547
Assisted Living Concepts, Inc. (a)	2,000	51,660
Bio-Reference Labs, Inc. (a)	14,642	553,468
BioScrip, Inc. (a)	1,000	7,270
Brookdale Senior Living, Inc. (a)	7,500	136,875
CardioNet, Inc. (a)	27,200	164,832
Catalyst Health Solutions, Inc. (a)	25,386	998,431
Centene Corporation (a)	7,300	140,525
Clarient, Inc. (a)	24,900	56,274
Community Health Systems, Inc. (a)	14,300	466,466
Emeritus Corporation (a)	87,624	1,594,757
Genoptix, Inc. (a)	42,055	1,369,311
Health Grades, Inc. (a)	1,612	6,996
Health Net, Inc. (a)	13,400	325,084
HMS Holdings Corporation (a)	3,900	175,851
LHC Group, Inc. (a)	3,438	105,856
Lincare Holdings, Inc. (a)	50,496	1,859,263
Molina Healthcare, Inc. (a)	10,399	231,378
MWI Veterinary Supply, Inc. (a)	2,100	79,254
National Research Corporation	4,327	87,016
PharMerica Corporation (a)	8,100	131,868
PSS World Medical, Inc. (a)	55,000	1,128,600
Sharps Compliance Corporation (a)	900	6,561
Skilled Healthcare Group, Inc. - Class A (a)	1,038	6,788
Triple-S Management Corporation (a)	26,723	443,334
US Physical Therapy, Inc. (a)	400	6,264
VCA Antech, Inc. (a)	25,700	652,523

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Health Care Providers & Services - 1.2% (Continued)
Virtual Radiologic Corporation (a)	1,300	$13,754
		12,926,219
Health Care Technology - 0.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)	21,600	355,536
athenahealth, Inc. (a)	65,759	2,586,959
Computer Programs and Systems, Inc.	55,207	2,077,440
MedAssets, Inc. (a)	8,500	172,040
Phase Forward, Inc. (a)	72,415	1,058,707
Quadramed Corporation (a)	700	5,873
Quality Systems, Inc.	25,682	1,323,650
Transcend Services, Inc. (a)	1,000	18,760
Vital Images, Inc. (a)	23,945	340,498
		7,939,463
Life Sciences Tools & Services - 0.6%
Albany Molecular Research, Inc. (a)	5,042	47,849
Covance, Inc. (a)	14,500	842,595
Luminex Corporation (a)	78,067	1,056,247
PerkinElmer, Inc.	16,400	330,296
Sequenom, Inc. (a)	662,541	2,656,789
Varian, Inc. (a)	16,300	840,428
		5,774,204
Pharmaceuticals - 0.9%
Acura Pharmaceuticals, Inc. (a)	1,918	9,648
Akorn, Inc. (a)	3,800	6,042
Ardea Biosciences, Inc. (a)	9,087	133,034
Avanir Pharmaceuticals, Inc. - Class A (a)	800	1,456
BioMimetic Therapeutics, Inc. (a)	6,596	77,965
BMP Sunstone Corporation (a)	7,200	38,736
Cadence Pharmaceuticals, Inc. (a)	160,474	1,598,321
Cumberland Pharmaceuticals, Inc. (a)	2,126	25,257
Cypress Bioscience, Inc. (a)	230,484	1,186,993
Hi-Tech Pharmacal Company, Inc. (a)	4,900	105,546
ISTA Pharmaceuticals, Inc. (a)	9,858	35,883
Jazz Pharmaceuticals, Inc. (a)	52,646	494,872
KV Pharmaceutical Company - Class A (a)	8,200	28,290
Lannett Company, Inc. (a)	100	585
MAP Pharmaceuticals, Inc. (a)	2,659	39,912
Matrixx Initiatives, Inc. (a)	5,200	24,492
Medicines Company (The) (a)	34,213	283,626
Nektar Therapeutics (a)	700	7,994
Obagi Medical Products, Inc. (a)	300	3,216
Optimer Pharmaceuticals, Inc. (a)	48,236	594,267
Pain Therapeutics, Inc. (a)	21,399	113,201
POZEN, Inc. (a)	109,273	642,525
Questcor Pharmaceuticals, Inc. (a)	149,956	679,301
Salix Pharmaceuticals Ltd. (a)	6,640	194,286
Sucampo Pharmaceuticals, Inc. (a)	300	1,080
SuperGen, Inc. (a)	11,800	31,978
Valeant Pharmaceuticals International (a)	54,016	1,807,915

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Pharmaceuticals - 0.9% (Continued)
VIVUS, Inc. (a)	24,200	$204,490
XenoPort, Inc. (a)	43,127	796,987
		9,167,898
Industrials - 9.1%
Aerospace & Defense - 0.4%
AAR Corporation (a)	69,370	1,607,303
AerCap Holdings N.V. (a)	12,100	105,875
AeroVironment, Inc. (a)	12,976	442,092
Ascent Solar Technologies, Inc. (a)	59,373	261,241
Dyncorp International, Inc. - Class A (a)	14,700	176,547
GeoEye, Inc. (a)	3,300	84,711
HEICO Corporation	12,814	544,980
Herley Industries, Inc. (a)	4,897	59,939
Taser International, Inc. (a)	90,153	508,463
		3,791,151
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	6	95
Forward Air Corporation	67,279	1,589,803
Hub Group, Inc. (a)	15,005	361,771
Pacer International, Inc. (a)	28,900	86,700
UTi Worldwide, Inc.	25,400	348,742
		2,387,111
Airlines - 0.4%
AirTran Holdings, Inc. (a)	129,500	624,190
Alaska Air Group, Inc. (a)	8,600	269,524
Allegiant Travel Company (a)	55,590	2,846,208
US Airways Group, Inc. (a)	21,200	112,572
		3,852,494
Building Products - 0.8%
AAON, Inc.	59,199	1,218,907
American Woodmark Corporation	35,695	719,611
Apogee Enterprises, Inc.	29,700	408,672
Builders FirstSource, Inc. (a)	260,655	873,194
Insteel Industries, Inc.	44,128	435,985
Owens Corning, Inc. (a)	8,100	208,413
Simpson Manufacturing Company, Inc.	24,495	604,047
Trex Company, Inc. (a)	63,970	986,417
Universal Forest Products, Inc.	13,124	445,429
USG Corporation (a)	158,702	1,906,011
		7,806,686
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	47,943	931,053
APAC Customer Services, Inc. (a)	79,168	410,090
Brink's Company (The)	91,825	2,146,869
Cintas Corporation	19,800	497,178
Clean Harbors, Inc. (a)	13,162	753,656
Cornell Companies, Inc. (a)	5,991	125,811
Document Security Systems, Inc. (a)	25,493	86,676

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Industrials - 9.1% (Continued)
Commercial Services & Supplies - 0.9% (Continued)
EnerNOC, Inc. (a)	2,900	$90,306
Geo Group, Inc. (The) (a)	46,624	862,544
Healthcare Services Group, Inc.	1,100	22,550
HNI Corporation	11,685	292,359
InnerWorkings, Inc. (a)	82,586	473,218
McGrath RentCorp	4,834	101,852
Metalico, Inc. (a)	66,365	327,179
Mine Safety Appliances Company	2,900	69,861
Mobile Mini, Inc. (a)	78,355	1,100,888
RINO International Corporation (a)	49,274	992,871
Team, Inc. (a)	11,619	207,283
Viad Corporation	3,000	59,190
		9,551,434
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	23,937	280,781
EMCOR Group, Inc. (a)	9,200	221,352
Insituform Technologies, Inc. - Class A (a)	8,900	182,272
MasTec, Inc. (a)	2,000	24,580
Northwest Pipe Company (a)	1,100	26,312
Orion Marine Group, Inc. (a)	11,500	217,695
Shaw Group, Inc. (The) (a)	16,000	516,640
Sterling Construction Company, Inc. (a)	1,700	32,334
Tutor Perini Corporation (a)	5,000	95,300
		1,597,266
Electrical Equipment - 1.2%
A123 Systems, Inc. (a)	19,800	316,404
Advanced Battery Technologies, Inc. (a)	194,577	716,043
American Superconductor Corporation (a)	53,672	2,040,610
A-Power Energy Generation Systems Ltd. (a)	63,784	764,132
Broadwind Energy, Inc. (a)	60,638	345,030
Capstone Turbine Corporation (a)	112,600	129,490
China BAK Battery, Inc. (a)	47,100	106,917
Encore Wire Corporation	62,315	1,246,923
Ener1, Inc. (a)	178,754	722,166
Energy Conversion Devices, Inc. (a)	303,056	2,760,840
Evergreen Solar, Inc. (a)	121,540	175,018
FuelCell Energy, Inc. (a)	59,672	168,275
GT Solar International, Inc. (a)	82,063	471,862
Harbin Electric, Inc. (a)	6,900	117,162
Hoku Scientific, Inc. (a)	8,050	19,803
Medis Technologies Ltd. (a)	63,019	5,357
Microvision, Inc. (a)	95,300	184,882
Ocean Power Technologies, Inc. (a)	10,682	64,413
Power-One, Inc. (a)	13,400	42,478
PowerSecure International, Inc. (a)	11,500	75,670
Satcon Technology Corporation (a)	15,868	36,496
Solarfun Power Holdings Company Ltd. - ADR (a)	89,098	642,397
SunPower Corporation - Class B (a)	8,900	165,273
Thomas & Betts Corporation (a)	15,100	509,776

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Industrials - 9.1% (Continued)
Electrical Equipment - 1.2% (Continued)
Ultralife Corporation (a)	7,411	$28,458
UQM Technologies, Inc. (a)	4,100	19,557
Valence Technology, Inc. (a)	115,441	99,279
Vicor Corporation (a)	3,941	34,129
		12,008,840
Industrial Conglomerates - 0.0%
Otter Tail Corporation	7,700	166,320
Raven Industries, Inc.	1,900	54,302
		220,622
Machinery - 1.7%
Astec Industries, Inc. (a)	15,000	373,350
Badger Meter, Inc.	8,622	325,825
Briggs & Stratton Corporation	150,290	2,484,294
Chart Industries, Inc. (a)	29,843	481,368
China Fire & Security Group, Inc. (a)	79,843	873,482
Commercial Vehicle Group, Inc. (a)	20,085	96,207
Energy Recovery, Inc. (a)	115,589	706,249
EnPro Industries, Inc. (a)	17,573	427,903
Flanders Corporation (a)	200	698
FreightCar America, Inc.	71,317	1,390,682
Gardner Denver, Inc.	45,963	1,831,626
Gorman-Rupp Company (The)	34,262	830,168
Kaydon Corporation	9,800	320,362
L.B. Foster Company - Class A (a)	600	16,188
Lindsay Corporation	26,499	1,066,320
Middleby Corporation (The) (a)	25,154	1,133,439
Navistar International Corporation (a)	51,000	1,886,490
Oshkosh Corporation	28,400	1,024,388
SmartHeat, Inc. (a)	1,200	13,668
Sun Hydraulics Corporation	45,451	1,017,193
Tecumseh Products Company - Class A (a)	700	7,756
Tennant Company	3,600	86,148
Titan International, Inc.	76,270	591,855
Trimas Corporation (a)	800	4,736
Twin Disc, Inc.	1,300	12,519
Wabtec Corporation	11,200	429,296
		17,432,210
Marine - 0.2%
Alexander & Baldwin, Inc.	20,898	667,691
American Commercial Lines, Inc. (a)	26,308	403,565
Eagle Bulk Shipping, Inc. (a)	75,506	377,530
Genco Shipping & Trading Ltd. (a)	16,200	310,392
TBS International plc - Class A (a)	22,460	135,209
Ultrapetrol (Bahamas) Ltd. (a)	470	2,181
		1,896,568
Professional Services - 1.3%
Acacia Research Corporation (a)	7,065	63,373
Barrett Business Services, Inc.	1,049	13,438

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Industrials - 9.1% (Continued)
Professional Services - 1.3% (Continued)
COMSYS IT Partners, Inc. (a)	11,020	$139,293
Corporate Executive Board Company (The)	83,769	1,938,415
CoStar Group, Inc. (a)	39,294	1,586,692
CRA International, Inc. (a)	2,159	56,026
FTI Consulting, Inc. (a)	11,900	493,255
Heidrick & Struggles International, Inc.	87,445	2,223,726
Hill International, Inc. (a)	21,640	127,676
Huron Consulting Group, Inc. (a)	8,000	190,720
Kelly Services, Inc. - Class A (a)	19,684	258,254
Korn/Ferry International (a)	54,475	806,230
Monster Worldwide, Inc. (a)	47,800	745,202
Resources Connection, Inc. (a)	86,271	1,540,800
School Specialty, Inc. (a)	11,000	242,990
Spherion Corporation (a)	37,582	211,962
Towers Watson & Company - Class A	36,900	1,609,947
TrueBlue, Inc. (a)	67,510	979,570
		13,227,569
Road & Rail - 1.2%
Arkansas Best Corporation	9,500	214,130
Avis Budget Group, Inc. (a)	163,000	1,763,660
Con-Way, Inc.	33,361	954,792
Dollar Thrifty Automotive Group, Inc. (a)	156,554	3,813,655
Heartland Express, Inc.	92,783	1,288,756
Kansas City Southern (a)	16,000	475,200
Knight Transportation, Inc.	84,519	1,529,794
Ryder System, Inc.	44,990	1,637,636
Saia, Inc. (a)	58,612	703,344
USA Truck, Inc. (a)	2,242	27,689
YRC Worldwide, Inc. (a)	385,049	358,095
		12,766,751
Trading Companies & Distributors - 0.7%
Aceto Corporation	11,600	61,248
Beacon Roofing Supply, Inc. (a)	70,807	1,189,558
GATX Corporation	84,266	2,209,455
Houston Wire & Cable Company	28,775	346,163
Lawson Products, Inc.	1,355	21,883
RSC Holdings, Inc. (a)	3,800	27,284
Rush Enterprises, Inc. - Class A (a)	6,900	78,384
TAL International Group, Inc.	9,100	128,310
Titan Machinery, Inc. (a)	123,355	1,359,372
Watsco, Inc.	15,348	736,090
WESCO International, Inc. (a)	26,970	747,608
		6,905,355
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	5,200	161,772
Macquarie Infrastructure Company, LLC (a)	13,130	160,186
		321,958

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Information Technology - 9.0%
Communications Equipment - 1.1%
ADC Telecommunications, Inc. (a)	9,700	$51,507
ADTRAN, Inc.	400	8,480
Airvana, Inc. (a)	35,269	266,986
Anaren, Inc. (a)	2,000	25,660
Arris Group, Inc. (a)	11,500	115,460
BigBand Networks, Inc. (a)	40,897	128,417
Black Box Corporation	6,932	190,561
Blue Coat Systems, Inc. (a)	16,300	401,795
CommScope, Inc. (a)	116,200	3,161,802
DG FastChannel, Inc. (a)	57,329	1,562,215
Digi International, Inc. (a)	2,340	22,464
DragonWave, Inc. (a)	16,000	179,040
EMCORE Corporation (a)	66,005	62,705
Emulex Corporation (a)	2,200	24,728
Infinera Corporation (a)	133,037	911,303
Ixia (a)	29,345	217,740
Occam Networks, Inc. (a)	570	2,987
Opnext, Inc. (a)	23,800	44,982
Palm, Inc. (a)	30,700	318,973
ParkerVision, Inc. (a)	26,416	42,266
PCTEL, Inc. (a)	3,648	21,195
Polycom, Inc. (a)	20,800	466,544
Powerwave Technologies, Inc. (a)	30,000	41,100
Qiao Xing Mobile Communication Company Ltd. (a)	7,054	17,282
Riverbed Technology, Inc. (a)	41,300	925,946
SeaChange International, Inc. (a)	28,757	186,058
ShoreTel, Inc. (a)	1,000	5,310
Telestone Technologies Corporation (a)	35,353	473,023
Telkonet, Inc. (a)	54,779	9,312
Tellabs, Inc. (a)	77,800	500,254
UTStarcom, Inc. (a)	536,746	1,159,371
		11,545,466
Computers & Peripherals - 1.1%
3PAR, Inc. (a)	3,200	30,944
Avid Technology, Inc. (a)	166,641	2,104,676
Compellent Technologies, Inc. (a)	6,400	127,232
Cray, Inc. (a)	6,500	30,680
Diebold, Inc.	24,600	653,622
Electronics for Imaging, Inc. (a)	44,048	510,516
Imation Corporation (a)	116,911	1,045,184
Intermec, Inc. (a)	600	7,962
Intevac, Inc. (a)	10,606	150,924
Netezza Corporation (a)	207,301	1,884,366
Novatel Wireless, Inc. (a)	72,400	541,552
Silicon Graphics International Corporation (a)	22,403	179,448
STEC, Inc. (a)	28,800	403,776
Stratasys, Inc. (a)	81,427	1,872,821
Synaptics, Inc. (a)	75,545	1,912,044

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Information Technology - 9.0% (Continued)
Computers & Peripherals - 1.1% (Continued)
Xyratex Ltd. (a)	4,500	$61,695
		11,517,442
Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc. (a)	14,650	610,612
China Security & Surveillance Technology, Inc. (a)	89,653	648,191
Cogent, Inc. (a)	81,498	841,874
Cognex Corporation	65,351	1,069,796
Coherent, Inc. (a)	44,591	1,323,461
Comverge, Inc. (a)	3,840	37,709
CPI International, Inc. (a)	1,200	13,440
Daktronics, Inc.	25,700	200,717
DTS, Inc. (a)	88,694	2,510,040
Echelon Corporation (a)	108,041	917,268
Electro Rent Corporation	2,852	33,340
FARO Technologies, Inc. (a)	8,143	147,144
Ingram Micro, Inc. - Class A (a)	89,200	1,507,480
Insight Enterprises, Inc. (a)	25,386	292,193
Intellicheck Mobilisa, Inc. (a)	25,200	71,064
IPG Photonics Corporation (a)	4,000	57,600
Itron, Inc. (a)	7,000	430,780
Littelfuse, Inc. (a)	35,145	1,056,459
Maxwell Technologies, Inc. (a)	30,909	451,271
Measurement Specialties, Inc. (a)	3,400	40,528
MTS Systems Corporation	2,500	64,325
Netlist, Inc. (a)	128,250	486,068
Newport Corporation (a)	16,107	137,071
RadiSys Corporation (a)	23,200	174,232
Research Frontiers, Inc. (a)	17,962	55,682
ScanSource, Inc. (a)	13,900	392,814
Spectrum Control, Inc. (a)	1,500	15,480
SYNNEX Corporation (a)	38,190	1,010,889
TTM Technologies, Inc. (a)	105,103	1,087,816
Universal Display Corporation (a)	162,710	1,833,742
		17,519,086
Internet Software & Services - 0.7%
Ancestry.com, Inc. (a)	3,300	45,804
Constant Contact, Inc. (a)	32,233	568,590
DealerTrack Holdings, Inc. (a)	77,563	1,393,807
EarthLink, Inc.	19,900	161,389
GSI Commerce, Inc. (a)	13,200	300,432
InfoSpace, Inc. (a)	3,000	27,810
Innodata Isogen, Inc. (a)	1,700	8,772
Internet Brands, Inc. (a)	9,700	75,951
j2 Global Communications, Inc. (a)	9,700	199,238
Keynote Systems, Inc.	300	2,901
Knot, Inc. (The) (a)	87,978	804,999
Liquidity Services, Inc. (a)	4,300	45,451
LivePerson, Inc. (a)	2,000	12,680
LoopNet, Inc. (a)	44,907	421,227

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Information Technology - 9.0% (Continued)
Internet Software & Services - 0.7% (Continued)
OpenTable, Inc. (a)	8,264	$205,691
Openwave Systems, Inc. (a)	161,729	360,656
Sohu.com, Inc. (a)	1,400	70,490
support.com, Inc. (a)	24,224	60,075
Switch & Data Facilities Company, Inc. (a)	800	14,624
Terremark Worldwide, Inc. (a)	19,406	158,741
Travelzoo, Inc. (a)	12,375	132,784
ValueClick, Inc. (a)	24,300	224,775
Vistaprint N.V. (a)	19,469	1,090,459
Vocus, Inc. (a)	30,365	489,484
Web.com Group, Inc. (a)	1,800	10,044
Zix Corporation (a)	73,700	138,556
		7,025,430
IT Services - 0.4%
Acxiom Corporation (a)	3,000	46,140
Alliance Data Systems Corporation (a)	19,000	1,129,740
Cass Information Systems, Inc.	1,601	48,190
CIBER, Inc. (a)	1,300	4,199
CyberSource Corporation (a)	71,918	1,300,277
Dynamics Research Corporation (a)	1,098	12,320
Forrester Research, Inc. (a)	200	5,418
Hackett Group, Inc. (The) (a)	6,889	15,982
Hewitt Associates, Inc. - Class A (a)	9,631	380,232
Integral Systems, Inc. (a)	9,421	69,904
Lionbridge Technologies, Inc. (a)	18,800	43,616
MoneyGram International, Inc. (a)	32,300	96,900
Total System Services, Inc.	32,000	457,920
Wright Express Corporation (a)	24,635	723,284
		4,334,122
Semiconductors & Semiconductor Equipment - 2.0%
Actel Corporation (a)	1,500	16,530
Amkor Technology, Inc. (a)	33,222	189,033
Applied Micro Circuits Corporation (a)	247,117	1,811,368
Brooks Automation, Inc. (a)	108,084	901,421
Cavium Networks, Inc. (a)	55,363	1,196,394
Cohu, Inc.	900	11,655
Cypress Semiconductor Corporation (a)	70,000	703,500
Exar Corporation (a)	16,857	118,505
FormFactor, Inc. (a)	106,588	1,648,916
Hittite Microwave Corporation (a)	809	30,079
Integrated Device Technology, Inc. (a)	84,702	480,260
International Rectifier Corporation (a)	11,139	200,948
Kopin Corporation (a)	16,600	68,226
Kulicke & Soffa Industries, Inc. (a)	263,907	1,216,611
LDK Solar Company Ltd. (a)	139,532	869,284
Mattson Technology, Inc. (a)	9,253	30,535
MKS Instruments, Inc. (a)	78,281	1,299,465
Monolithic Power Systems, Inc. (a)	61,733	1,272,934
Nanometrics, Inc. (a)	4,400	38,280

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Information Technology - 9.0% (Continued)
Semiconductors & Semiconductor Equipment - 2.0% (Continued)
National Semiconductor Corporation	37,900	$502,554
NetLogic Microsystems, Inc. (a)	34,462	1,411,563
Novellus Systems, Inc. (a)	6,000	125,400
Pericom Semiconductor Corporation (a)	6,656	58,573
Photronics, Inc. (a)	50,600	194,810
Rubicon Technology, Inc. (a)	76,727	1,210,752
Rudolph Technologies, Inc. (a)	27,343	171,441
Sigma Designs, Inc. (a)	107,383	1,193,025
Silicon Image, Inc. (a)	235,924	568,577
Silicon Laboratories, Inc. (a)	17,900	756,096
Standard Microsystems Corporation (a)	300	5,985
Supertex, Inc. (a)	47,983	1,149,193
Trident Microsystems, Inc. (a)	209,256	380,846
UltraTech, Inc. (a)	51,452	701,805
Virage Logic Corporation (a)	6,869	38,260
White Electronic Designs Corporation (a)	1,400	7,000
		20,579,824
Software - 2.0%
ACI Worldwide, Inc. (a)	28,879	462,353
Actuate Corporation (a)	39,528	197,245
Advent Software, Inc. (a)	4,534	171,158
American Software, Inc. - Class A	3,858	21,142
ANSYS, Inc. (a)	3,200	133,952
ArcSight, Inc. (a)	1,900	45,125
Blackbaud, Inc.	5,000	111,500
Compuware Corporation (a)	84,765	643,366
Concur Technologies, Inc. (a)	25,000	991,250
Deltek, Inc. (a)	300	2,226
DemandTec, Inc. (a)	22,617	134,345
Ebix, Inc. (a)	88,222	1,277,455
EPIQ Systems, Inc. (a)	10,900	130,255
Fair Isaac Corporation	59,073	1,295,471
Guidance Software, Inc. (a)	4,193	22,223
Jack Henry & Associates, Inc.	18,800	412,848
JDA Software Group, Inc. (a)	29,602	775,862
Lawson Software, Inc. (a)	213,733	1,295,222
Magma Design Automation, Inc. (a)	64,900	156,409
Manhattan Associates, Inc. (a)	51,581	1,081,654
MICROS Systems, Inc. (a)	5,871	167,793
MicroStrategy, Inc. - Class A (a)	2,100	196,812
Midway Games, Inc. (a)	51,015	1,275
Net 1 UEPS Technologies, Inc. (a)	1,000	17,880
NetSuite, Inc. (a)	59,781	943,942
OPNET Technologies, Inc.	700	8,225
Parametric Technology Corporation (a)	1,000	16,560
PROS Holdings, Inc. (a)	4,600	36,570
Rosetta Stone, Inc. (a)	19,906	353,730
S1 Corporation (a)	65,339	390,727
Sonic Solutions, Inc. (a)	178,744	1,530,049

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Information Technology - 9.0% (Continued)
Software - 2.0% (Continued)
SuccessFactors, Inc. (a)	14,558	$237,295
Symyx Technologies, Inc. (a)	1,100	5,434
Synchronoss Technologies, Inc. (a)	2,100	35,196
Take-Two Interactive Software, Inc. (a)	331,613	3,077,369
Taleo Corporation - Class A (a)	2,000	40,620
TeleCommunication Systems, Inc. (a)	9,800	85,848
THQ, Inc. (a)	58,853	296,619
TiVo, Inc. (a)	109,005	983,225
Tyler Technologies, Inc. (a)	73,400	1,374,782
Ultimate Software Group, Inc. (The) (a)	19,400	580,060
Wave Systems Corporation (a)	13,700	28,359
Websense, Inc. (a)	13,093	242,613
		20,012,044
Materials - 3.7%
Chemicals - 0.9%
A. Schulman, Inc.	4,800	108,096
Airgas, Inc.	10,300	435,278
Altair Nanotechnologies, Inc. (a)	168,552	128,083
American Vanguard Corporation	49,577	376,289
Arch Chemicals, Inc.	4,120	115,195
Balchem Corporation	300	5,817
Calgon Carbon Corporation (a)	89,407	1,197,160
China Green Agriculture, Inc. (a)	37,600	538,808
Ferro Corporation	17,700	137,352
H.B. Fuller Company	36,000	720,720
Hawkins, Inc.	27,668	570,514
Huntsman Corporation	146,872	1,790,370
Innospec, Inc.	3,084	30,069
Intrepid Potash, Inc. (a)	11,927	292,092
Landec Corporation (a)	11,200	71,120
LSB Industries, Inc. (a)	6,568	86,369
Methanex Corporation	6,300	140,616
Olin Corporation	11,598	191,367
OM Group, Inc. (a)	5,800	189,196
OMNOVA Solutions, Inc. (a)	36,000	203,760
Scotts Miracle-Gro Company (The) - Class A	5,131	203,701
Sensient Technologies Corporation	6,018	156,167
ShengdaTech, Inc. (a)	41,446	235,828
Spartech Corporation (a)	6,700	67,603
Westlake Chemical Corporation	8,600	176,558
Zep, Inc.	10,100	223,412
Zoltek Companies, Inc. (a)	156,493	1,306,716
		9,698,256
Construction Materials - 0.4%
Eagle Materials, Inc.	55,981	1,276,927
Headwaters, Inc. (a)	176,410	968,491
Martin Marietta Materials, Inc.	9,300	736,374
Texas Industries, Inc.	38,981	1,323,015
		4,304,807

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Containers & Packaging - 0.7%
AptarGroup, Inc.	17,597	$624,342
Boise, Inc. (a)	4,300	22,188
Pactiv Corporation (a)	135,968	3,066,078
Silgan Holdings, Inc.	39,505	2,048,334
Temple-Inland, Inc.	59,600	1,035,252
		6,796,194
Metals & Mining - 1.4%
A.M. Castle & Company	7,062	68,501
AK Steel Holding Corporation	111,200	2,261,808
AMCOL International Corporation	54,893	1,379,461
Brush Engineered Materials, Inc. (a)	10,514	188,937
Carpenter Technology Corporation	10,900	292,120
Century Aluminum Company (a)	49,800	563,736
China Precision Steel, Inc. (a)	104,039	202,876
Compass Minerals International, Inc.	53,700	3,385,248
Gammon Gold, Inc. (a)	11,000	94,930
General Steel Holdings, Inc. (a)	128,286	491,335
Gerdau Ameristeel Corporation	16,900	127,257
Great Basin Gold Ltd. (a)	122,708	201,241
Haynes International, Inc.	3,100	90,799
Horsehead Holding Corporation (a)	33,925	332,465
Jaguar Mining, Inc. (a)	5,500	53,955
Kaiser Aluminum Corporation	1,200	42,180
Minefinders Corporation Ltd. (a)	7,200	65,952
Nevsun Resources Ltd. (a)	25,400	48,514
NovaGold Resources, Inc. (a)	8,544	44,942
Olympic Steel, Inc.	12,300	341,202
Paramount Gold and Silver Corporation (a)	31,300	46,950
Richmont Mines, Inc. (a)	1,700	6,460
Royal Gold, Inc.	3,700	157,694
RTI International Metals, Inc. (a)	55,109	1,363,948
Schnitzer Steel Industries, Inc. - Class A	53,999	2,186,960
Seabridge Gold, Inc. (a)	6,100	146,827
Tanzanian Royalty Exploration Corporation (a)	29,500	115,050
Titanium Metals Corporation (a)	14,000	162,820
US Gold Corporation (a)	84,106	187,556
Worthington Industries, Inc.	20,500	296,635
		14,948,359
Paper & Forest Products - 0.3%
Deltic Timber Corporation	17,794	799,128
Louisiana-Pacific Corporation (a)	285,419	2,029,329
Neenah Paper, Inc.	1,353	18,834
Orient Paper, Inc. (a)	2,470	22,230
P.H. Glatfelter Company	500	6,900
		2,876,421
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	51,500	62,315
Alaska Communications Systems Group, Inc.	126,302	1,029,361

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Telecommunication Services - 0.6% (Continued)
Diversified Telecommunication Services - 0.4% (Continued)
Cbeyond, Inc. (a)	109,904	$1,369,404
Cincinnati Bell, Inc. (a)	111,145	323,432
Frontier Communications Corporation	65,900	501,499
Globalstar, Inc. (a)	1,325	1,259
Neutral Tandem, Inc. (a)	27,500	425,150
Premiere Global Services, Inc. (a)	27,419	221,545
		3,933,965
Wireless Telecommunication Services - 0.2%
Syniverse Holdings, Inc. (a)	122,295	2,055,779
USA Mobility, Inc.	36,499	379,225
		2,435,004
Utilities - 0.8%
Electric Utilities - 0.2%
El Paso Electric Company (a)	11,260	216,755
Empire District Electric Company (The)	12,300	226,443
Hawaiian Electric Industries, Inc.	70,510	1,394,688
MGE Energy, Inc.	1,400	46,802
Unitil Corporation	6,689	145,619
		2,030,307
Gas Utilities - 0.1%
Chesapeake Utilities Corporation	2,300	68,172
China Natural Gas, Inc. (a)	11,900	116,501
Northwest Natural Gas Company	2,635	114,280
Suburban Propane Partners, L.P.	7,200	339,552
WGL Holdings, Inc.	9,023	286,300
		924,805
Independent Power Producers & Energy Traders - 0.1%
Mirant Corporation (a)	66,720	938,751
RRI Energy, Inc. (a)	53,600	265,320
		1,204,071
Multi-Utilities - 0.2%
Black Hills Corporation	37,403	971,730
CH Energy Group, Inc.	1,679	66,404
Integrys Energy Group, Inc.	29,000	1,213,650
Northwestern Corporation	6,400	156,480
		2,408,264
Water Utilities - 0.2%
American States Water Company	678	22,523
Aqua America, Inc.	92,895	1,541,128
Cadiz, Inc. (a)	500	5,965
Connecticut Water Service, Inc.	500	11,120
Consolidated Water Company Ltd.	5,633	75,989
Middlesex Water Company	2,800	48,300
Pennichuck Corporation	1,198	23,924
SJW Corporation	204	4,474

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Utilities - 0.8% (Continued)
Water Utilities - 0.2% (Continued)
Southwest Water Company	718	$4,351
		1,737,774

Total Common Stocks (Proceeds $679,497,772)		$665,279,356

CLOSED-END FUNDS - 0.0%	Shares	Value
Alpine Total Dynamic Dividend Fund	10,065	$85,653
Federated Premier Municipal Income Fund	1,250	18,088
PIMCO Global StocksPLUS & Income Fund	497	8,991
Western Asset Emerging Markets Debt Fund, Inc.	86	1,520
Total Closed-End Funds (Proceeds $121,511)		$114,252

Total Securities Sold Short - 64.4% (Proceeds $679,619,283)		$665,393,608

ADR - American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 18.5%
Auto Components - 1.2%
Cooper Tire & Rubber Company	3,000	$51,090
Dana Holding Corporation (a)	7,800	80,418
Federal-Mogul Corporation (a)	1,400	22,932
Gentex Corporation	400	7,668
Modine Manufacturing Company (a)	2,100	19,971
Spartan Motors, Inc.	2,800	16,800
Standard Motor Products, Inc. (a)	3,400	26,656
Tenneco, Inc. (a)	800	14,144
WABCO Holdings, Inc.	900	23,265
		262,944
Automobiles - 0.2%
Thor Industries, Inc.	1,200	38,100

Distributors - 0.2%
Core-Mark Holding Company, Inc. (a)	1,370	40,854

Diversified Consumer Services - 1.9%
Brink's Home Security Holdings, Inc. (a)	1,200	49,200
Career Education Corporation (a)	1,900	41,325
Coinstar, Inc. (a)	800	20,664
Corinthian Colleges, Inc. (a)	2,200	30,800
Grand Canyon Education, Inc. (a)	2,600	51,922
Hillenbrand, Inc.	3,800	69,730
Service Corporation International	3,500	26,845
Sotheby's	2,800	65,072
Universal Technical Institute, Inc. (a)	3,000	55,110
		410,668
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	2,000	29,620
Boyd Gaming Corporation (a)	3,100	24,180
Brinker International, Inc.	1,800	29,376
Carrols Restaurant Group, Inc. (a)	1,100	6,941
Chipotle Mexican Grill, Inc. - Class A (a)	500	48,230
CKE Restaurants, Inc.	3,000	25,080
Cracker Barrel Old Country Store, Inc.	200	7,392
Denny's Corporation (a)	17,700	42,834
DineEquity, Inc. (a)	2,100	47,754
Domino's Pizza, Inc. (a)	1,500	16,950
Einstein Noah Restaurant Group, Inc. (a)	2,263	26,636
Interval Leisure Group, Inc. (a)	777	9,883
Krispy Kreme Doughnuts, Inc. (a)	1,100	3,102
Panera Bread Company - Class A (a)	400	28,568
Papa John's International, Inc. (a)	900	21,240
Peets Coffee & Tea, Inc. (a)	200	6,540
Red Robin Gourmet Burgers, Inc. (a)	2,600	47,918
Shuffle Master, Inc. (a)	3,800	33,782

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 18.5% (Continued)
Hotels, Restaurants & Leisure - 2.3% (Continued)
Wendy's/Arby's Group, Inc. - Class A	8,000	$36,880
		492,906
Household Durables - 1.1%
Furniture Brands International, Inc. (a)	4,200	21,672
Helen of Troy Ltd. (a)	2,200	51,854
Jarden Corporation	700	21,336
La-Z-Boy, Inc. (a)	4,400	44,660
Sealy Corporation (a)	20,500	61,090
Standard Pacific Corporation (a)	10,100	36,663
		237,275
Internet & Catalog Retail - 0.4%
drugstore.com, inc. (a)	4,500	12,780
Netflix, Inc. (a)	900	56,025
Overstock.com, Inc. (a)	1,500	17,790
U.S. Auto Parts Network, Inc. (a)	1,300	7,670
		94,265
Leisure Equipment & Products - 1.0%
Brunswick Corporation	1,700	18,241
Eastman Kodak Company (a)	10,500	63,525
JAKKS Pacific, Inc. (a)	2,700	29,700
Polaris Industries, Inc.	1,400	61,894
RC2 Corporation (a)	2,300	33,051
		206,411
Media - 3.1%
Arbitron, Inc.	2,000	50,620
Cinemark Holdings, Inc.	5,600	79,408
CTC Media, Inc. (a)	1,900	25,650
DreamWorks Animation SKG, Inc. - Class A (a)	1,100	42,834
IMAX Corporation (a)	3,900	49,920
Interactive Data Corporation	1,700	48,671
Lee Enterprises, Inc. (a)	10,000	42,400
Live Nation, Inc. (a)	1	10
LodgeNet Interactive Corporation (a)	9,873	54,005
McClatchy Company (The) - Class A	3,400	18,190
Mediacom Communications Corporation (a)	4,100	17,056
New York Times Company (The) - Class A (a)	1,100	14,212
Radio One, Inc. (a)	5,000	16,050
RCN Corporation (a)	4,900	48,069
Scholastic Corporation	2,400	71,760
SIRIUS XM Radio, Inc. (a)	79,600	66,999
Valassis Communications, Inc. (a)	600	12,558
Value Line, Inc.	327	8,296
		666,708
Multi-Line Retail - 1.0%
Dillard's, Inc.	5,300	87,768
Retail Ventures, Inc. (a)	8,200	67,896
Tuesday Morning Corporation (a)	15,100	65,987
		221,651

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 18.5% (Continued)
Specialty Retail - 3.8%
Aéropostale, Inc. (a)	600	$19,734
AutoNation, Inc. (a)	700	12,600
bebe stores, inc.	1,300	8,034
Charming Shoppes, Inc. (a)	12,600	73,206
Chico's FAS, Inc. (a)	600	7,662
Collective Brands, Inc. (a)	2,100	41,328
Dick's Sporting Goods, Inc. (a)	300	6,711
Hot Topic, Inc. (a)	6,300	36,225
Lumber Liquidators Holdings, Inc. (a)	1,400	33,152
MarineMax, Inc. (a)	6,700	60,501
OfficeMax, Inc. (a)	4,400	57,068
PetSmart, Inc.	1,900	48,925
Rent-A-Center, Inc. (a)	300	6,000
Select Comfort Corporation (a)	8,600	55,642
Shoe Carnival, Inc. (a)	4,100	74,907
Signet Jewelers Ltd. (a)	3,000	82,080
Sonic Automotive, Inc. - Class A (a)	2,800	26,740
Stein Mart, Inc. (a)	5,200	41,080
Talbots, Inc. (The) (a)	2,100	23,646
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,600	69,840
West Marine, Inc. (a)	2,500	20,975
		806,056
Textiles, Apparel & Luxury Goods - 2.3%
American Apparel, Inc. (a)	2,700	7,641
Columbia Sportswear Company	500	20,690
FGX International Holdings Ltd. (a)	2,800	55,020
Fossil, Inc. (a)	800	26,120
Iconix Brand Group, Inc. (a)	2,000	25,240
Jones Apparel Group, Inc.	2,900	41,876
Liz Claiborne, Inc. (a)	2,800	13,636
Maidenform Brands, Inc. (a)	1,500	22,425
Phillips-Van Heusen Corporation	900	35,361
Quiksilver, Inc. (a)	29,000	58,580
UniFirst Corporation	1,600	80,384
Warnaco Group, Inc. (The) (a)	1,200	46,464
Wolverine World Wide, Inc.	2,100	55,545
		488,982
Consumer Staples - 3.1%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc. (a)	2,100	70,959
Susser Holdings Corporation (a)	2,200	19,404
		90,363
Food Products - 1.2%
AgFeed Industries, Inc. (a)	9,100	40,859
B&G Foods, Inc.	2,800	25,144
Chiquita Brands International, Inc. (a)	1,200	17,604
Corn Products International, Inc.	1,905	54,140
Cosan Ltd. - Class A (a)	4,400	34,320
Darling International, Inc. (a)	3,300	25,707

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Food Products - 1.2% (Continued)
Fresh Del Monte Produce, Inc. (a)	1,100	$22,363
John B. Sanfilippo & Son, Inc. (a)	1,653	25,208
Origin Agritech Ltd. (a)	700	7,420
		252,765
Household Products - 0.3%
Central Garden & Pet Company - Class A (a)	6,548	57,557
Oil-Dri Corporation of America	500	7,940
		65,497
Personal Products - 1.2%
Elizabeth Arden, Inc. (a)	3,900	60,528
Inter Parfums, Inc.	3,100	41,261
NBTY, Inc. (a)	1,200	53,436
Nu Skin Enterprises, Inc. - Class A	1,200	27,888
Prestige Brands Holdings, Inc. (a)	4,800	37,296
Schiff Nutrition International, Inc. (a)	1,477	11,816
Tiens Biotech Group USA, Inc. (a)	9,300	23,250
		255,475
Energy - 5.7%
Energy Equipment & Services - 1.5%
Bristow Group, Inc. (a)	1,600	57,120
Cal Dive International, Inc. (a)	2,300	16,192
Exterran Holdings, Inc. (a)	1,100	22,308
Geokinetics, Inc. (a)	1,300	12,740
Helix Energy Solutions Group, Inc. (a)	1,700	18,037
Hercules Offshore, Inc. (a)	1,600	6,240
Lufkin Industries, Inc.	400	25,352
Matrix Service Company (a)	2,800	28,252
Oceaneering International, Inc. (a)	200	10,940
Patterson-UTI Energy, Inc.	800	12,288
Pioneer Drilling Company (a)	4,900	38,955
SEACOR Holdings, Inc. (a)	500	35,125
Superior Energy Services, Inc. (a)	300	6,891
T-3 Energy Services, Inc. (a)	365	8,231
Union Drilling, Inc. (a)	4,436	32,250
		330,921
Oil, Gas & Consumable Fuels - 4.2%
Alon USA Energy, Inc.	2,100	15,036
Approach Resources, Inc. (a)	3,001	24,038
BPZ Resources, Inc. (a)	3,100	18,414
Brigham Exploration Company (a)	600	7,824
Clean Energy Fuels Corporation (a)	400	6,696
CVR Energy, Inc. (a)	10,300	82,606
Delek US Holdings, Inc.	2,400	16,752
Delta Petroleum Corporation (a)	11,000	13,970
Encore Acquisition Company (a)	700	33,334
EXCO Resources, Inc.	700	12,278
Forest Oil Corporation (a)	500	12,060
Frontline Ltd.	600	18,036

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Oil, Gas & Consumable Fuels - 4.2% (Continued)
GeoResources, Inc. (a)	3,000	$38,340
Gran Tierra Energy, Inc. (a)	5,900	28,851
Houston American Energy Corporation	4,292	33,649
International Coal Group, Inc. (a)	3,300	11,781
MarkWest Energy Partners, L.P.	1,800	52,146
NuStar GP Holdings, LLC	200	5,530
Petroleum Development Corporation (a)	2,300	48,208
PetroQuest Energy, Inc. (a)	3,900	21,216
SandRidge Energy, Inc. (a)	5,500	46,530
Southern Union Company	3,600	79,344
Tesoro Corporation	1,800	22,500
Toreador Resources Corporation (a)	4,600	58,006
USEC, Inc. (a)	18,100	72,400
VAALCO Energy, Inc. (a)	12,000	50,760
Warren Resources, Inc. (a)	7,000	16,170
Western Refining, Inc. (a)	10,100	46,157
		892,632
Financials - 18.0%
Capital Markets - 2.2%
American Capital Ltd. (a)	12,100	44,649
Apollo Investment Corporation	3,500	36,050
BGC Partners, Inc. - Class A	5,200	21,164
BlackRock Kelso Capital Corporation	3,500	31,465
Calamos Asset Management, Inc. - Class A	2,000	25,900
Duff & Phelps Corporation	4,300	69,832
FBR Capital Markets Corporation (a)	4,900	29,939
Fifth Street Finance Corporation	2,500	27,375
Fortress Investment Group, LLC (a)	1,600	7,296
Hercules Technology Growth Capital, Inc.	4,000	40,240
MCG Capital Corporation (a)	4,334	19,893
PennantPark Investment Corporation	8,100	73,305
RiskMetrics Group, Inc. (a)	1,100	18,744
Waddell & Reed Financial, Inc. - Class A	400	12,532
		458,384
Commercial Banks - 5.6%
Associated Banc-Corp	3,600	45,792
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	1,800	25,488
Bank of Kentucky Financial Corporation	300	5,475
Camden National Corporation	461	13,378
CapitalSource, Inc.	2,900	13,891
Cardinal Financial Corporation	3,500	32,655
Cathay General Bancorp	4,600	44,068
CenterState Banks of Florida, Inc.	1,400	15,484
Commerce Bancshares, Inc.	1,155	45,715
First Bancorp Holding Company	5,300	12,084
First Busey Corporation	4,274	15,173
First Financial Bankshares, Inc.	800	42,440
Fulton Financial Corporation	4,300	39,732

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 18.0% (Continued)
Commercial Banks - 5.6% (Continued)
Glacier Bancorp, Inc.	2,900	$41,586
Harleysville National Corporation	5,900	37,701
Heritage Financial Corporation	200	2,812
Home BancShares, Inc.	1,300	31,954
Huntington Bancshares, Inc.	11,500	55,085
IBERIABANK Corporation	600	32,064
Independent Bank Corporation	800	18,640
Investors Bancorp, Inc. (a)	3,200	37,856
Lakeland Financial Corporation	500	9,275
Marshall & Ilsley Corporation	6,500	44,915
MB Financial, Inc.	2,000	40,560
Old National Bancorp	1,900	22,876
Pinnacle Financial Partners, Inc. (a)	3,100	46,872
Popular, Inc.	13,500	29,025
PrivateBancorp, Inc.	1,200	16,320
Renasant Corporation	2,700	38,745
Santander BanCorp (a)	1,700	20,825
SCBT Financial Corporation	1,296	38,880
Sterling Bancorp	1,200	8,940
Sterling Bancshares, Inc.	5,300	27,083
Synovus Financial Corporation	17,900	49,404
Umpqua Holdings Corporation	4,700	58,092
United Community Banks, Inc. (a)	12,500	56,125
Webster Financial Corporation	2,100	32,487
Westamerica Bancorporation	400	22,232
Wilmington Trust Corporation	2,700	35,424
		1,207,153
Consumer Finance - 1.1%
Advance America, Cash Advance Centers, Inc.	5,800	28,014
Cardtronics, Inc. (a)	6,000	65,340
Cash America International, Inc.	1,400	52,626
Nelnet, Inc. - Class A	1,600	26,704
World Acceptance Corporation (a)	1,700	68,663
		241,347
Diversified Financial Services - 0.6%
Compass Diversified Holdings, Inc.	3,000	35,160
Encore Capital Group, Inc. (a)	1,605	25,311
Financial Federal Corporation	1,539	41,953
MarketAxess Holdings, Inc.	1,299	17,705
		120,129
Insurance - 4.5%
Allied World Assurance Company Holdings Ltd.	1,600	71,616
American Equity Investment Life Holding Company	5,400	39,636
American Financial Group, Inc.	1,200	29,772
Argo Group International Holdings Ltd. (a)	1,300	34,762
Arthur J. Gallagher & Company	2,500	56,375
Aspen Insurance Holdings Ltd.	800	21,304
CNA Surety Corporation (a)	2,198	30,772
Conseco, Inc. (a)	7,700	36,652

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 18.0% (Continued)
Insurance - 4.5% (Continued)
Delphi Financial Group, Inc. - Class A	2,100	$42,525
Endurance Specialty Holdings Ltd.	300	10,806
Enstar Group Ltd. (a)	423	27,449
Erie Indemnity Company - Class A	200	7,800
FBL Financial Group, Inc. - Class A	1,900	34,086
Fidelity National Financial, Inc. - Class A	3,400	43,860
Flagstone Reinsurance Holdings Ltd.	5,500	57,585
Hallmark Financial Services, Inc. (a)	5,000	39,250
Hanover Insurance Group, Inc. (The)	800	33,936
Horace Mann Educators Corporation	1,500	17,985
Kansas City Life Insurance Company	685	18,495
Max Capital Group Ltd.	1,900	42,788
MBIA, Inc. (a)	9,200	45,356
Meadowbrook Insurance Group, Inc.	4,800	32,400
OneBeacon Insurance Group Ltd.	1,711	22,209
Platinum Underwriters Holdings Ltd.	500	18,130
PMA Capital Corporation (a)	3,200	19,264
Reinsurance Group of America, Inc.	600	29,232
SeaBright Insurance Holdings Ltd. (a)	3,180	32,372
Tower Group, Inc.	784	17,326
Unitrin, Inc.	2,500	54,250
		967,993
Real Estate Investment Trusts - 2.7%
American Capital Agency Corporation	2,700	72,063
Anworth Mortgage Asset Corporation	1,700	11,730
Capstead Mortgage Corporation	5,603	74,408
Chimera Investment Corporation	5,200	20,384
Cogdell Spencer, Inc.	4,600	29,716
Duke Realty Corporation	4,200	47,544
Education Realty Trust, Inc.	5,600	29,568
Hersha Hospitality Trust	9,088	33,080
National Health Investors, Inc.	1,697	57,732
Resource Capital Corporation	8,200	43,296
Saul Centers, Inc.	800	28,512
Senior Housing Properties Trust	1,600	33,360
Universal Health Realty Income Trust	1,328	44,090
U-Store-It Trust	3,600	24,912
Winthrop Realty Trust	1,600	19,920
		570,315
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corporation	3,500	46,200
Brookline Bancorp, Inc.	3,300	33,033
Capitol Federal Financial	1,700	55,454
First Niagara Financial Group, Inc.	2,500	34,325
NASB Financial, Inc.	1,900	40,850
Northwest Bancshares, Inc.	2,700	31,617
Ocwen Financial Corporation (a)	2,200	20,152
PMI Group, Inc. (The) (a)	8,400	18,060
		279,691

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 14.6%
Biotechnology - 2.4%
Acorda Therapeutics, Inc. (a)	2,000	$55,960
Affymax, Inc. (a)	1,500	31,500
Arena Pharmaceuticals, Inc. (a)	6,800	21,216
Ariad Pharmaceuticals, Inc. (a)	10,100	22,321
Cepheid (a)	500	7,345
Cubist Pharmaceuticals, Inc. (a)	700	14,343
Emergent BioSolutions, Inc. (a)	1,600	22,912
Enzon Pharmaceuticals, Inc. (a)	5,800	57,826
Exact Sciences Corporation (a)	4,000	14,120
Exelixis, Inc. (a)	4,000	26,520
Genomic Health, Inc. (a)	200	3,306
Geron Corporation (a)	2,500	13,525
GTx, Inc. (a)	4,601	18,818
Immunomedics, Inc. (a)	8,500	28,475
Isis Pharmaceuticals, Inc. (a)	1,100	12,276
MannKind Corporation (a)	600	6,072
Myriad Genetics, Inc. (a)	500	11,750
NeurogesX, Inc. (a)	1,700	12,002
Novavax, Inc. (a)	11,800	25,606
Protalix BioTherapeutics, Inc. (a)	1,900	13,015
Regeneron Pharmaceuticals, Inc. (a)	600	15,996
Synta Pharmaceuticals Corporation (a)	6,412	26,802
Targacept, Inc. (a)	2,700	56,565
		518,271
Health Care Equipment & Supplies - 2.5%
Cantel Medical Corporation	1,400	26,992
Conceptus, Inc. (a)	1,000	19,410
Cooper Companies, Inc. (The)	1,900	67,108
CryoLife, Inc. (a)	2,500	15,725
Cyberonics, Inc. (a)	2,500	46,850
Electro-Optical Sciences, Inc. (a)	2,900	26,448
Endologix, Inc. (a)	4,500	20,610
Exactech, Inc. (a)	900	14,535
Invacare Corporation	1,300	32,552
Inverness Medical Innovations, Inc. (a)	1,300	52,481
Medical Action Industries, Inc. (a)	3,600	48,852
Natus Medical, Inc. (a)	2,500	33,925
OraSure Technologies, Inc. (a)	6,600	33,792
Sirona Dental Systems, Inc. (a)	1,100	35,387
STERIS Corporation	1,200	31,296
Symmetry Medical, Inc. (a)	2,600	23,192
		529,155
Health Care Providers & Services - 5.4%
Alliance HealthCare Services, Inc. (a)	4,200	21,126
AMERIGROUP Corporation (a)	2,800	71,260
AmSurg Corporation (a)	2,500	52,775
Bio-Reference Labs, Inc. (a)	1,400	52,920
CardioNet, Inc. (a)	2,300	13,938
Centene Corporation (a)	3,300	63,525

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 14.6% (Continued)
Health Care Providers & Services - 5.4% (Continued)
Community Health Systems, Inc. (a)	1,400	$45,668
Continucare Corporation (a)	15,206	73,597
Corvel Corporation (a)	584	17,613
Cross Country Healthcare, Inc. (a)	4,100	37,146
Hanger Orthopedic Group, Inc. (a)	1,500	24,390
Health Management Associates, Inc. - Class A (a)	3,400	22,576
Health Net, Inc. (a)	1,800	43,668
HealthSouth Corporation (a)	2,500	45,025
HealthSpring, Inc. (a)	1,500	26,085
Kindred Healthcare, Inc. (a)	2,300	38,893
MEDNAX, Inc. (a)	400	22,744
Molina Healthcare, Inc. (a)	1,100	24,475
NightHawk Radiology Holdings, Inc. (a)	4,000	15,880
Odyssey Healthcare, Inc. (a)	1,600	23,488
Omnicare, Inc.	400	10,000
Provident Service Corporation (a)	2,928	37,596
Psychiatric Solutions, Inc. (a)	800	17,640
RehabCare Group, Inc. (a)	2,800	81,368
Res-Care, Inc. (a)	3,100	27,931
Rural/Metro Corporation (a)	7,700	42,504
Sun Healthcare Group, Inc. (a)	4,700	41,078
Sunrise Senior Living, Inc. (a)	14,100	41,877
Universal Health Services, Inc. - Class B	1,700	49,572
WellCare Health Plans, Inc. (a)	1,700	53,006
		1,139,364
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,300	70,778
AMICAS, Inc. (a)	5,600	30,072
athenahealth, Inc. (a)	300	11,802
Omnicell, Inc. (a)	3,400	40,732
		153,384
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. - Class A (a)	557	51,901
Bruker Corporation (a)	6,700	82,209
Dionex Corporation (a)	300	20,955
PerkinElmer, Inc.	1,300	26,182
Pharmaceutical Product Development, Inc.	2,082	48,636
Techne Corporation	1,108	72,707
		302,590
Pharmaceuticals - 2.2%
Auxilium Pharmaceuticals, Inc. (a)	500	14,080
BioForm Medical, Inc. (a)	11,577	63,211
Caraco Pharmaceutical Laboratories Ltd. (a)	3,400	17,408
Endo Pharmaceuticals Holdings, Inc. (a)	2,400	48,264
Hi-Tech Pharmacal Company, Inc. (a)	2,700	58,158
Jazz Pharmaceuticals, Inc. (a)	5,200	48,880
King Pharmaceuticals, Inc. (a)	2,200	26,422
Medicis Pharmaceutical Corporation	1,700	39,287
Par Pharmaceutical Companies, Inc. (a)	1,600	42,112

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 14.6% (Continued)
Pharmaceuticals - 2.2% (Continued)
Santarus, Inc. (a)	11,900	$56,287
ViroPharma, Inc. (a)	3,000	29,640
VIVUS, Inc. (a)	800	6,760
XenoPort, Inc. (a)	1,200	22,176
		472,685
Industrials - 15.4%
Aerospace & Defense - 1.1%
AerCap Holdings N.V. (a)	100	875
AeroVironment, Inc. (a)	500	17,035
Alliant Techsystems, Inc. (a)	100	7,897
Argon ST, Inc. (a)	659	16,712
Ceradyne, Inc. (a)	1,000	19,540
Cubic Corporation	400	15,620
Curtiss-Wright Corporation	600	18,336
DynCorp International, Inc. - Class A (a)	1,800	21,618
Esterline Technologies Corporation (a)	1,100	41,536
GeoEye, Inc. (a)	1,300	33,371
Stanley, Inc. (a)	1,300	34,034
Taser International, Inc. (a)	2,200	12,408
		238,982
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	200	7,334

Airlines - 0.7%
Copa Holdings, S.A. - Class A	800	41,584
JetBlue Airways Corporation (a)	8,600	42,484
Pinnacle Airlines Corporation (a)	3,710	28,233
SkyWest, Inc.	2,300	33,649
		145,950
Building Products - 0.5%
Gibraltar Industries, Inc. (a)	3,900	54,366
Owens Corning, Inc. (a)	2,000	51,460
		105,826
Commercial Services & Supplies - 1.9%
ATC Technology Corporation (a)	900	19,683
Cintas Corporation	500	12,555
Consolidated Graphics, Inc. (a)	2,100	70,875
EnergySolutions, Inc.	2,600	21,710
Ennis, Inc.	4,108	61,620
ICT Group, Inc. (a)	1,400	22,204
M & F Worldwide Corporation (a)	1,100	39,919
RINO International Corporation (a)	600	12,090
Schawk, Inc.	242	3,117
Standard Parking Corporation (a)	1,176	19,087
Tetra Tech, Inc. (a)	1,400	31,696
United Stationers, Inc. (a)	300	16,368
Waste Connections, Inc. (a)	1,900	61,123

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Commercial Services & Supplies - 1.9% (Continued)
Waste Services, Inc. (a)	1,200	$10,896
		402,943
Construction & Engineering - 1.2%
AECOM Technology Corporation (a)	400	10,788
Dycom Industries, Inc. (a)	7,100	58,007
EMCOR Group, Inc. (a)	1,900	45,714
Great Lakes Dredge & Dock Company	3,400	20,094
Insituform Technologies, Inc. - Class A (a)	500	10,240
Michael Baker Corporation (a)	1,755	68,463
Shaw Group, Inc. (The) (a)	400	12,916
Sterling Construction Company, Inc. (a)	1,666	31,687
		257,909
Electrical Equipment - 2.9%
Acuity Brands, Inc.	1,400	50,092
Advanced Battery Technologies, Inc. (a)	100	368
A-Power Energy Generation Systems Ltd. (a)	2,000	23,960
AZZ, Inc.	2,700	81,216
Baldor Electric Company	1,200	29,616
Brady Corporation - Class A	1,700	48,042
China BAK Battery, Inc. (a)	100	228
Ener1, Inc. (a)	3,100	12,524
Energy Conversion Devices, Inc. (a)	2,100	19,131
Evergreen Solar, Inc. (a)	32,300	46,512
Fushi Copperweld, Inc. (a)	4,600	42,412
General Cable Corporation (a)	1,000	29,100
GrafTech International Ltd. (a)	2,279	28,624
Harbin Electric, Inc. (a)	900	15,282
II-VI, Inc. (a)	300	8,022
Regal-Beloit Corporation	800	37,920
SunPower Corporation - Class A (a)	2,400	48,936
Thomas & Betts Corporation (a)	1,600	54,016
Woodward Governor Company	1,800	45,774
		621,775
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	934	31,308

Machinery - 4.6%
Alamo Group, Inc.	2,200	39,490
American Railcar Industries, Inc.	2,200	21,802
Ampco-Pittsburgh Corporation	800	20,424
Astec Industries, Inc. (a)	1,300	32,357
Barnes Group, Inc.	2,398	38,464
China Yuchai International Ltd.	1,400	18,760
Colfax Corporation (a)	2,600	29,302
Dynamic Materials Corporation	800	13,128
Force Protection, Inc. (a)	8,900	45,301
Graham Corporation	1,500	23,820
Harsco Corporation	400	11,904

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Machinery - 4.6% (Continued)
Manitowoc Company, Inc. (The)	3,500	$38,150
Middleby Corporation (a)	1,100	49,566
Miller Industries, Inc. (a)	1,400	15,694
Mueller Industries, Inc.	700	17,213
NACCO Industries, Inc. - Class A	400	21,528
Oshkosh Corporation	1,700	61,319
Pentair, Inc.	2,400	73,296
Sauer-Danfoss, Inc. (a)	4,000	45,480
Snap-on, Inc.	800	32,704
SPX Corporation	600	32,664
Timken Company	1,700	38,097
Titan International, Inc.	5,600	43,456
Toro Company (The)	1,200	46,740
Trimas Corporation (a)	6,000	35,520
Trinity Industries, Inc.	800	12,512
Twin Disc, Inc.	3,610	34,764
Valmont Industries, Inc.	500	34,730
Watts Water Technologies, Inc. - Class A	1,600	46,288
		974,473
Marine - 0.7%
DryShips, Inc. (a)	2,100	11,550
Euroseas Ltd.	3,300	13,596
Excel Maritime Carriers Ltd. (a)	2,000	11,540
Genco Shipping & Trading Ltd. (a)	900	17,244
Horizon Lines, Inc.	4,500	21,330
International Shipholding Corporation	400	11,024
Navios Maritime Holdings, Inc.	2,100	13,146
Paragon Shipping, Inc.	11,800	51,684
		151,114
Professional Services - 0.8%
FTI Consulting, Inc. (a)	500	20,725
ICF International, Inc. (a)	1,400	32,774
Kforce, Inc. (a)	2,200	29,414
School Specialty, Inc. (a)	2,500	55,225
VSE Corporation	500	25,335
		163,473
Road & Rail - 0.2%
AMERCO (a)	600	22,674
Arkansas Best Corporation	300	6,762
Avis Budget Group, Inc. (a)	2,200	23,804
		53,240
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	2,480	23,585
Applied Industrial Technologies, Inc.	2,200	47,960
Interline Brands, Inc. (a)	1,994	33,499
RSC Holding, Inc. (a)	2,900	20,822
United Rentals, Inc. (a)	3,100	24,831
		150,697

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 18.1%
Communications Equipment - 3.5%
3Com Corporation (a)	8,300	$61,835
Acme Packet, Inc. (a)	5,500	56,925
ADC Telecommunications, Inc. (a)	2,300	12,213
Alvarion Ltd. (a)	3,500	14,210
Aruba Networks, Inc. (a)	6,700	69,613
Bel Fuse, Inc. - Class B	2,700	51,219
Ceragon Networks Ltd. (a)	1,300	15,327
Ciena Corporation (a)	1,300	16,575
CommScope, Inc. (a)	600	16,326
Digi International, Inc. (a)	5,100	48,960
EMS Technologies, Inc. (a)	1,800	23,076
Globecomm Systems, Inc. (a)	4,000	29,080
Hughes Communications, Inc. (a)	700	18,123
InterDigital, Inc. (a)	2,800	69,412
JDS Uniphase Corporation (a)	1,800	14,148
Loral Space & Communications, Inc. (a)	1,050	29,893
Plantronics, Inc.	2,300	60,766
Polycom, Inc. (a)	2,900	65,047
Qiao Xing Universal Telephone, Inc. (a)	100	211
Tekelec (a)	1,200	17,976
Tellabs, Inc. (a)	8,100	52,083
		743,018
Computers & Peripherals - 0.8%
Hypercom Corporation (a)	11,700	40,131
Lexmark International, Inc. - Class A (a)	1,600	41,264
NCR Corporation (a)	2,000	23,940
Novatel Wireless, Inc. (a)	2,000	14,960
QLogic Corporation (a)	400	6,876
Quantum Corporation (a)	16,000	40,960
Synaptics, Inc. (a)	300	7,593
		175,724
Electronic Equipment, Instruments & Components - 2.8%
Agilysys, Inc.	2,800	23,520
Anixter International, Inc. (a)	1,100	45,848
AVX Corporation	5,950	70,686
CPI International, Inc. (a)	2,920	32,704
CTS Corporation	4,000	30,440
Daktronics, Inc.	5,700	44,517
Gerber Scientific, Inc. (a)	6,885	33,737
L-1 Identity Solutions, Inc. (a)	2,900	21,721
Measurement Specialties, Inc. (a)	1,873	22,326
Multi-Fineline Electronix, Inc. (a)	900	21,483
National Instruments Corporation	2,200	64,658
Plexus Corporation (a)	2,000	68,020
Rofin-Sinar Technologies, Inc. (a)	600	13,134
SMART Modular Technologies (WWH), Inc. (a)	7,200	43,776
Vishay Intertechnology, Inc. (a)	6,800	51,272
Zygo Corporation (a)	1,300	13,767
		601,609

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 18.1% (Continued)
Internet Software & Services - 1.4%
AOL, Inc. (a)	1,100	$26,367
Art Technology Group, Inc. (a)	7,500	33,600
Digital River, Inc. (a)	2,400	60,312
EarthLink, Inc.	2,500	20,275
GSI Commerce, Inc. (a)	300	6,828
IAC/InterActiveCorporation (a)	400	8,032
InfoSpace, Inc. (a)	800	7,416
Internap Network Services Corporation (a)	3,900	17,355
j2 Global Communications, Inc. (a)	1,400	28,756
Limelight Networks, Inc. (a)	7,500	26,250
Move, Inc. (a)	1,500	2,625
Rackspace Hosting, Inc. (a)	1,300	23,686
SAVVIS, Inc. (a)	1,700	26,758
SINA Corporation (a)	200	7,232
		295,492
IT Services - 2.5%
Acxiom Corporation (a)	4,100	63,058
Broadridge Financial Solutions, Inc.	1,500	32,580
CIBER, Inc. (a)	8,736	28,218
CSG Systems International, Inc. (a)	2,320	45,031
Euronet Worldwide, Inc. (a)	1,100	22,462
Genpact Ltd. (a)	1,300	18,031
Global Cash Access Holdings, Inc. (a)	6,200	50,220
Integral Systems, Inc. (a)	4,912	36,447
Ness Technologies, Inc. (a)	11,800	65,372
Online Resources Corporation (a)	5,800	28,014
Sapient Corporation (a)	3,400	26,350
TeleTech Holdings, Inc. (a)	1,600	30,464
TNS, Inc. (a)	1,300	29,770
Unisys Corporation (a)	200	5,778
VeriFone Holdings, Inc. (a)	3,300	58,707
		540,502
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Analogic Technologies, Inc. (a)	8,500	28,390
Amkor Technology, Inc. (a)	1,300	7,397
Atmel Corporation (a)	7,000	32,480
Conexant Systems, Inc. (a)	15,500	59,210
Cymer, Inc. (a)	1,700	53,329
Entropic Communications, Inc. (a)	5,700	19,893
Fairchild Semiconductor International, Inc. (a)	4,300	38,614
FormFactor, Inc. (a)	900	13,923
Integrated Device Technology, Inc. (a)	7,500	42,525
Integrated Silicon Solution, Inc. (a)	8,950	51,641
Intersil Corporation - Class A	3,700	49,839
Lattice Semiconductor Corporation (a)	8,800	22,792
Micrel, Inc.	6,600	49,302
MKS Instruments, Inc. (a)	400	6,640
OmniVision Technologies, Inc. (a)	1,400	18,060
PMC-Sierra, Inc. (a)	7,000	55,650

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 18.1% (Continued)
Semiconductors & Semiconductor Equipment - 3.7% (Continued)
RF Micro Devices, Inc. (a)	12,200	$46,970
Sigma Designs, Inc. (a)	2,000	22,220
Silicon Storage Technology, Inc. (a)	16,600	44,322
Skyworks Solutions, Inc. (a)	3,900	49,491
Teradyne, Inc. (a)	2,600	24,284
Tessera Technologies, Inc. (a)	700	12,019
TriQuint Semiconductor, Inc. (a)	5,800	34,800
Ultra Clean Holdings, Inc. (a)	1,700	10,982
		794,773
Software - 3.4%
Blackboard, Inc. (a)	800	31,528
Bottomline Technologies, Inc. (a)	4,100	70,930
Cadence Design Systems, Inc. (a)	1,100	6,391
CDC Corporation - Class A (a)	2,700	6,237
Deltek, Inc. (a)	3,300	24,486
Double-Take Software, Inc. (a)	3,200	32,672
FalconStor Software, Inc. (a)	8,500	29,410
Fortinet, Inc. (a)	100	1,723
JDA Software Group, Inc. (a)	2,400	62,904
Net 1 UEPS Technologies, Inc. (a)	2,600	46,488
Novell, Inc. (a)	18,400	82,248
Progress Software Corporation (a)	1,200	33,756
Radiant Systems, Inc. (a)	3,200	36,960
Renaissance Learning, Inc.	2,305	30,679
SonicWALL, Inc. (a)	4,800	36,576
Sybase, Inc. (a)	1,280	52,058
Synopsys, Inc. (a)	2,300	48,921
Take-Two Interactive Software, Inc. (a)	1,400	12,992
Taleo Corporation - Class A (a)	1,100	22,341
TeleCommunication Systems, Inc. (a)	4,500	39,420
THQ, Inc. (a)	2,700	13,608
		722,328
Materials - 4.3%
Chemicals - 2.0%
Albemarle Corporation	700	25,004
Ashland, Inc.	800	32,328
Cabot Corporation	1,300	33,514
Cytec Industries, Inc.	500	18,655
Huntsman Corporation	1,700	20,723
Innophos Holdings, Inc.	1,100	21,516
Intrepid Potash, Inc. (a)	1,000	24,490
KMG Chemicals, Inc.	4,800	66,000
NewMarket Corporation	100	9,022
PolyOne Corporation (a)	6,292	46,875
RPM International, Inc.	1,400	26,180
Senomyx, Inc. (a)	3,000	11,730
Valspar Corporation (The)	1,900	50,312
Zoltek Companies, Inc. (a)	5,200	43,420
		429,769

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Construction Materials - 0.1%
United States Lime & Minerals, Inc. (a)	400	$15,780

Containers & Packaging - 0.5%
Bemis Company, Inc.	500	14,030
Boise, Inc. (a)	6,300	32,508
Graphic Packaging Holding Company (a)	11,900	40,222
Sonoco Products Company	600	16,656
		103,416
Metals & Mining - 0.7%
Aurizon Mines Ltd. (a)	1,900	6,954
Coeur d'Alene Mines Corporation (a)	400	5,608
Commercial Metals Company	500	6,870
Gammon Gold, Inc. (a)	1,500	12,945
Jaguar Mining, Inc. (a)	4,300	42,183
North American Palladium Ltd. (a)	5,200	17,732
NovaGold Resources, Inc. (a)	500	2,630
Olympic Steel, Inc.	500	13,870
Silver Standard Resources, Inc. (a)	400	6,960
Silvercorp Metals, Inc.	2,900	15,312
U.S. Energy Corporation (a)	6,445	33,127
		164,191
Paper & Forest Products - 1.0%
Clearwater Paper Corporation (a)	800	39,144
Domtar Corporation (a)	800	38,856
KapStone Paper & Packaging Corporation (a)	6,900	63,756
P.H. Glatfelter Company	1,600	22,080
Verso Paper Corporation (a)	8,800	26,664
Wausau Paper Corporation (a)	2,342	20,657
		211,157
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Consolidated Communications Holdings, Inc.	1,600	27,408
Level 3 Communications, Inc. (a)	25,400	35,306
PAETEC Holding Corporation (a)	5,700	18,069
tw telecom, inc. (a)	1,800	27,738
		108,521
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. (a)	600	7,914
MetroPCS Communications, Inc. (a)	7,700	43,351
		51,265
Utilities - 1.4%
Electric Utilities - 0.3%
NV Energy, Inc.	2,600	29,952
Westar Energy, Inc.	1,200	25,596
		55,548
Gas Utilities - 0.7%
AGL Resources, Inc.	601	21,209
Atmos Energy Corporation	900	24,858

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Utilities - 1.4% (Continued)
Gas Utilities - 0.7% (Continued)
China Natural Gas, Inc. (a)	1,900	$18,601
Energen Corporation	500	21,975
Laclede Group, Inc. (The)	1,100	35,486
UGI Corporation	800	19,608
		141,737
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	7,900	12,798
Mirant Corporation (a)	2,900	40,803
		53,601
Multi-Utilities - 0.2%
Alliant Energy Corporation	1,200	37,440

Total Common Stocks - 99.8% (Cost $20,865,197)		$21,365,829

Other Assets in Excess of Liabilities - 0.2%		36,601

Net Assets - 100.0%		$21,402,430

ADR - American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2010 (Unaudited)

1.   Securities valuation

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of January 31, 2010:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$871,458,433	$-	$-	$871,458,433
Common Stocks – Sold Short	(665,279,356)	-	-	(665,279,356)
Closed-End Funds	109,165,778	-	-	109,165,778
Closed-End Funds – Sold Short	(114,252)	-	-	(114,252)
Rights	22,662	-	-	22,662
Money Market Funds	-	108,136,461	-	108,136,461
Total	$315,253,265	$108,136,461	$-	$423,389,726

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$21,365,829	$-	$-	$21,365,829

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2010:

	TFS Market Neutral Fund	TFS Small Cap Fund

Tax cost of portfolio investments and securities sold short	$355,324,138	$21,173,010

Gross unrealized appreciation	$143,143,995	$1,293,027
Gross unrealized depreciation	(75,078,407)	(1,100,208)

Net unrealized appreciation	$68,065,588	$192,819

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*	/s/ Larry S. Eiben
Larry S. Eiben, President

Date          March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Larry S. Eiben
Larry S. Eiben, President

Date          March 22, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          March 22, 2010

* Print the name and title of each signing officer under his or her signature.